UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)
                                    --------

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-433-6884

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - 67.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 7.6%
    Coach*                                                  5,600      $    273
    Comcast, Cl A (A)*                                     11,608           310
    Hilton Hotels                                           9,145           311
    Home Depot (A)                                          5,655           214
    Kohls*                                                  3,877           287
    Lamar Advertising, Cl A (A)                             7,200           434
    News, Cl B                                             13,640           327
    Nordstrom                                               3,395           187
    Staples                                                10,200           253
    Starbucks (A)*                                          4,750           147
    Target (A)                                              5,600           333
    Tiffany                                                 3,250           155
    Walt Disney                                             5,710           200
                                                                       --------
                                                                          3,431
                                                                       --------
CONSUMER STAPLES - 7.1%
    Altria Group                                            5,860           404
    Avon Products                                           3,155           125
    Colgate-Palmolive                                       2,260           153
    CVS Caremark                                           12,550           455
    Kellogg (A)                                             5,220           276
    Kraft Foods, Cl A                                       4,055           136
    PepsiCo                                                 8,555           565
    Procter & Gamble (A)                                   12,455           801
    Wal-Mart Stores                                         5,835           280
                                                                       --------
                                                                          3,195
                                                                       --------
ENERGY - 5.4%
    BP ADR*                                                 3,470           234
    Exxon Mobil                                            16,788         1,333
    Occidental Petroleum                                    4,840           245
    Suncor Energy                                           7,330           590
                                                                       --------
                                                                          2,402
                                                                       --------
FINANCIALS - 14.0%
    American Express                                        3,605           219
    American International Group                           11,532           806
    Bank of America                                        17,480           890
    Citigroup                                              22,042         1,182
    Goldman Sachs Group (A)                                 1,410           308
    JPMorgan Chase                                         17,503           912
    Keycorp                                                 3,910           140
    Merrill Lynch                                           9,040           816
    National City (A)                                       3,925           143
    Wells Fargo                                            14,500           520
    XL Capital, Cl A (A)                                    4,660           363
                                                                       --------
                                                                          6,299
                                                                       --------

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - 9.1%
    Abbott Laboratories                                     7,815      $    442
    Allergan                                                1,670           202
    Amgen*                                                  2,300           148
    Charles River Laboratories*                             3,200           152
    Eli Lilly                                               6,740           399
    Gilead Sciences (A)*                                    5,510           450
    GlaxoSmithKline ADR (A)*                                4,425           256
    Johnson & Johnson                                       2,560           164
    Medtronic (A)                                           7,310           387
    Novartis ADR*                                           6,990           406
    Pfizer                                                  7,030           186
    Roche Holdings ADR                                      2,830           266
    Sanofi-Aventis ADR (A)                                  7,360           338
    WellPoint*                                              3,915           309
                                                                       --------
                                                                          4,105
                                                                       --------
INDUSTRIALS - 7.8%
    Danaher (A)                                             8,935           636
    Emerson Electric                                        4,485           211
    Empresa Brasileira de
      Aeronautica ADR*                                        780            36
    General Electric                                       43,595         1,607
    Honeywell International                                 8,130           440
    Rockwell Automation                                     5,525           329
    United Technologies                                     3,750           252
                                                                       --------
                                                                          3,511
                                                                       --------
INFORMATION TECHNOLOGY - 11.9%
    Accenture, Cl A                                         7,450           291
    Applied Materials (A)                                  17,425           335
    Cisco Systems*                                         29,360           785
    Citrix Systems*                                         7,150           233
    Corning*                                               11,170           265
    EMC*                                                   16,655           253
    Intel                                                  28,830           620
    International Business
      Machines (A)                                          3,055           312
    Intersil, Cl A (A)                                      5,500           164
    Maxim Integrated Products                               7,450           236
    Microsoft                                              32,705           979
    Oracle (A)*                                             9,710           183
    Qualcomm                                                3,910           171
    Symantec*                                              12,525           220
    Texas Instruments                                       8,570           295
                                                                       --------
                                                                          5,342
                                                                       --------
MATERIALS - 1.7%
    Alcoa                                                   5,810           206
    Praxair                                                 6,410           414
    Weyerhaeuser (A)                                        2,040           162
                                                                       --------
                                                                            782
                                                                       --------

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SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.5%
    Verizon Communications                                 17,210      $    657
                                                                       --------
UTILITIES - 1.2%
    Cleco (A)                                              12,800           359
    Exelon                                                  2,070           156
                                                                       --------
                                                                            515
                                                                       --------
  TOTAL COMMON STOCK
    (Cost $24,336)                                                       30,239
                                                                       --------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 12.0%
--------------------------------------------------------------------------------
FHLMC Gold
    6.500%, 11/01/09                                     $     48            49
    6.000%, 09/01/17                                          145           147
    6.000%, 02/01/28                                           77            79
    5.500%, 08/01/21                                          275           276
    5.000%, 10/01/20                                           55            55
    4.500%, 03/01/18                                           51            50
    4.500%, 05/01/19                                           68            66
FHLMC, CMO REMIC, Ser 1626, Cl PT
    6.000%, 12/15/08                                           51            51
FNMA
    8.000%, 08/01/24                                            5             6
    8.000%, 05/01/25                                           31            33
    8.000%, 07/01/26                                            8             8
    7.500%, 09/01/26                                            7             7
    7.000%, 09/01/25                                           12            13
    7.000%, 07/01/26                                           27            28
    7.000%, 09/01/26                                           11            12
    7.000%, 12/01/27                                           26            27
    6.500%, 05/01/14                                           78            80
    6.500%, 03/01/24                                            8             8
    6.500%, 01/01/28                                           33            34
    6.500%, 05/01/29                                           17            17
    6.000%, 08/01/14                                          144           146
    6.000%, 02/01/17                                          149           151
    6.000%, 03/01/28                                           93            94
    6.000%, 05/01/28                                           24            25
    5.500%, 12/01/17                                          145           145
    5.500%, 11/01/33                                          257           254
    5.000%, 12/01/17                                           48            47
    5.000%, 04/01/18                                          239           236
    5.000%, 05/01/18                                          259           256
    5.000%, 11/01/18                                           19            19
    5.000%, 03/01/34                                          404           392
    5.000%, 08/01/34                                          208           202
    5.000%, 07/01/35                                          222           214
    4.500%, 02/01/19                                          159           154
    4.500%, 05/01/19                                          400           388
    4.500%, 06/01/19                                           54            52
    4.500%, 07/01/20                                          327           317
    4.000%, 09/01/18                                           37            35
    4.000%, 05/01/19                                          437           413

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
FNMA, CMO REMIC, Ser 2003-25, Cl CD
    3.500%, 03/25/17                                     $    238      $    229
GNMA
    7.500%, 05/15/24                                           13            14
    7.500%, 09/15/25                                           11            12
    7.500%, 09/15/26                                           14            14
    7.500%, 01/15/27                                           11            11
    7.000%, 02/15/26                                           29            31
    7.000%, 08/15/26                                           14            15
    7.000%, 10/15/27                                           34            35
    7.000%, 03/15/29                                           43            45
    6.500%, 09/15/08                                           19            19
    6.500%, 06/15/23                                            6             6
    6.500%, 04/15/26                                           13            13
    6.500%, 05/15/28                                           28            29
    6.500%, 01/15/29                                           49            51
    6.000%, 11/15/08                                           23            23
    6.000%, 02/15/29                                          169           172
    6.000%, 04/15/29                                           65            67
                                                                       --------
  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
    OBLIGATIONS (Cost $5,403)                                             5,372
                                                                       --------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 11.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 1.5%
  Comcast Cable
    6.875%, 06/15/09                                          150           155
  Time Warner
    7.480%, 01/15/08                                          300           303
  Time Warner Entertainment
    8.375%, 03/15/23                                          175           209
                                                                       --------
                                                                            667
                                                                       --------
CONSUMER STAPLE - 0.2%
  Safeway
    7.500%, 09/15/09                                          100           105
                                                                       --------
ENERGY - 0.6%
  Kinder Morgan
    7.250%, 03/01/28                                          275           284
                                                                       --------
FINANCIALS - 3.7%
  Associates
    6.950%, 11/01/18                                          175           197
  Citigroup
    6.200%, 03/15/09                                          150           153
  GE Global Insurance
    7.750%, 06/15/30                                          200           244
  HSBC Bank USA (A)
    3.875%, 09/15/09                                          200           195
  Morgan Stanley
    6.750%, 04/15/11                                          200           211

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

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SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
  U.S. Bancorp
    6.875%, 09/15/07                                    $     400      $    401
  Wachovia
    3.625%, 02/17/09                                          175           171
  Wells Fargo Bank
    6.450%, 02/01/11                                          100           105
                                                                       --------
                                                                          1,677
                                                                       --------
FOREIGN GOVERNMENTS - 1.1%
  Hydro Quebec, Ser HY
    8.400%, 01/15/22                                          150           196
  Pemex Project Funding Master Trust
    9.125%, 10/13/10                                          250           280
                                                                       --------
                                                                            476
                                                                       --------
HEALTH CARE - 1.3%
  HCA
    7.875%, 02/01/11                                          200           206
  Pharmacia
    5.875%, 12/01/08                                          225           228
  United Health Group
    5.250%, 03/15/11                                          150           150
                                                                       --------
                                                                            584
                                                                       --------
INDUSTRIALS - 0.9%
  General Electric
    5.000%, 02/01/13                                          150           149
  Tyco International
    7.200%, 10/15/08                                          225           231
                                                                       --------
                                                                            380
                                                                       --------
INFORMATION TECHNOLOGY - 0.6%
  Cisco Systems
    5.250%, 02/22/11                                          175           176
  International Business Machines
    6.500%, 01/15/28                                          100           110
                                                                       --------
                                                                            286
                                                                       --------
TELECOMMUNICATION - 0.3%
  Bell Atlantic of Maryland
    8.000%, 10/15/29                                           75            86
  New England Telephone & Telegraph
    7.875%, 11/15/29                                           50            57
                                                                       --------
                                                                            143
                                                                       --------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - 0.8%
  Baltimore Gas & Electric,
    MTN, Ser G
    5.780%, 10/01/08                                    $     150      $    151
  Virginia Electric & Power, Ser A
    4.750%, 03/01/13                                          200           194
                                                                       --------
                                                                            345
                                                                       --------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $4,967)                                                         4,947
                                                                       --------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 3.9%
--------------------------------------------------------------------------------
  U.S. Treasury Bonds (A)
    8.125%, 08/15/19                                          160           209
    7.250%, 05/15/16                                          550           655
    7.125%, 02/15/23                                          100           125
  U.S. Treasury Inflation
    Index Note (A)
    3.000%, 07/15/12                                          706           741
                                                                       --------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $1,720)                                                         1,730
                                                                       --------
--------------------------------------------------------------------------------
MASTER NOTE - 2.8%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.513%, 05/02/07                                        1,250         1,250
                                                                       --------
  TOTAL MASTER NOTE
    (Cost $1,250)                                                         1,250
                                                                       --------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 2.3%
--------------------------------------------------------------------------------
  CenterPoint Energy Transition Bond
    Co. II, Ser A, Cl A3
    5.090%, 02/01/14                                          225           224
  Citibank Credit Card Master Trust,
    Ser 1999-2, Cl A
    5.875%, 03/10/11                                          350           355
  MBNA Credit Card Master Note
    Trust, Ser 2005-A7, Cl A7
    4.300%, 02/15/11                                          250           247
  PG&E Energy Recovery Funding,
    Ser 2005-2, Cl A2
    5.030%, 03/25/14                                          200           201
                                                                       --------
  TOTAL ASSET-BACKED SECURITIES
    (Cost $1,029)                                                         1,027
                                                                       --------

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.3%
--------------------------------------------------------------------------------
  FHLMC (A)
    4.500%, 01/15/14                                    $     100      $     98
  FNMA
    5.000%, 04/15/15 (A)                                      200           201
    3.250%, 11/15/07                                          300           297
                                                                       --------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $597)                                                             596
                                                                       --------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 15.9%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $1,000,149 (collateralized by
    various mortgage obligations,
    ranging in par value from $60,064
    - $268,652, 0.000% - 6.250%,
    09/15/21 - 02/28/37, with total
    market value $1,050,336)                                1,000         1,000
  Bear Stearns (B)
    5.413%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $2,500,376 (collateralized by
    various mortgage obligations,
    ranging in par value from
    $150,107 - $671,395, 0.000% -
    6.250%, 09/15/21-02/28/37, with
    total market value $2,624,921)                          2,500         2,500
  Credit Suisse Securities
    5.100%,  dated 04/30/07, matures
    on 05/01/07, repurchase price
    $877,213 (collateralized by a U.S.
    Treasury obligation, par value
    850,000, 5.120%, 05/15/16,
    market value $896,343)                                    877           877
  Lehman Brothers (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $2,763,554 (collateralized by an
    asset-backed obligation, par value
    $2,813,766, 5.010%, 02/25/11,
    with total market value
    $2,818,406)                                             2,763         2,763
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $7,140)                                                         7,140
                                                                       --------
TOTAL INVESTMENTS - 116.5% +
  (Cost $46,442)                                                         52,301
                                                                       --------
Other Assets & Liabilities - (16.5)%                                     (7,402)
                                                                       --------
NET ASSETS - 100.0%                                                    $ 44,899
                                                                       ========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2007 IS $7,513,142.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $46,442 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,264 (000) AND $(405) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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

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SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - 96.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 14.7 %
    Aftermarket Technology*                                32,800      $    906
    Alloy*                                                 23,500           291
    Avatar Holdings (A)*                                    4,000           300
    Bombay (A)*                                           159,400           140
    Books-A-Million (A)                                    19,500           325
    Building Materials Holding (A)                         12,600           183
    California Coastal Communities                         13,800           255
    Cato, Cl A (A)                                         21,300           460
    DEB Shops                                              14,100           388
    DeVry                                                  19,900           657
    Dress Barn*                                            26,900           536
    Emerson Radio (A)*                                     45,100           142
    Finlay Enterprises*                                    32,500           192
    Harris Interactive*                                    48,300           291
    Hayes Lemmerz International (A)*                       51,100           291
    Interactive Data                                       17,500           501
    International Speedway, Cl A                            7,300           361
    Jack in the Box, Cl A*                                  5,700           380
    John Wiley & Sons                                      10,800           405
    Kimball International, Cl B                            17,500           315
    Kirkland's (A)*                                        56,300           273
    Lacrosse Footwear*                                     20,100           327
    Luby's*                                                75,600           757
    McCormick & Schmick's
       Seafood Restaurants*                                10,400           278
    Meritage Homes (A)*                                     9,500           331
    Movado Group                                           20,000           658
    PC Mall (A)*                                           26,800           284
    Phillips-Van Heusen                                    16,600           928
    Sauer-Danfoss                                          22,200           662
    Shoe Carnival*                                         10,500           330
    Snap-On                                                13,600           741
    Sonic Automotive, Cl A                                 25,300           723
    Stage Stores                                           12,750           281
    Steiner Leisure*                                        8,100           393
    Steven Madden (A)                                      11,800           351
    Strattec Security (A)*                                  6,500           308
    Tweeter Home
      Entertainment Group (A)*                             91,031           149
    Universal Electronics*                                 21,200           600
    Wolverine World Wide                                   26,400           755
    World Wrestling
      Entertainment, Cl A                                  16,600           282
                                                                       --------
                                                                         16,730
                                                                       --------

CONSUMER STAPLES - 4.5%
    Casey's General Stores                                 11,700           294
    Central European Distribution (A)*                      9,300           277
    Corn Products International                            14,100           562
    Diamond Foods (A)                                      14,400           231
    Flowers Foods                                          10,500           328
    Inter Parfums*                                         30,500           702
    J&J Snack Foods                                        22,500           877
    Longs Drug Stores                                       6,500           356
    National Beverage (A)*                                 27,400           426

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
CONSUMER STAPLES - (CONTINUED)
    Performance Food Group*                                17,100      $    534
    Schiff Nutrition International*                        42,300           298
    Seaboard                                                  100           249
                                                                       --------
                                                                          5,134
                                                                       --------

ENERGY - 6.3%
    Basic Energy Services*                                 23,200           600
    General Maritime (A)                                   19,200           616
    Global Industries*                                     15,500           322
    Gulfmark Offshore*                                     11,200           536
    Hanover Compressor (A)*                                23,500           508
    Hornbeck Offshore Services*                             9,600           304
    ICO*                                                   48,000           318
    Input/Output (A)*                                      45,100           631
    NATCO Group, Cl A (A)*                                  9,100           347
    OMI (A)                                                20,700           602
    Parker Drilling*                                       81,400           884
    Plains Exploration & Production*                        9,100           427
    Royale Energy*                                         81,000           283
    SEACOR Holdings*                                        4,500           429
    T-3 Energy Services*                                   13,600           347
                                                                       --------
                                                                          7,154
                                                                       --------

FINANCIALS - 19.9%
    Access National                                        27,600           246
    Agree Realty REIT                                      16,000           542
    AmCOMP*                                                22,500           217
    Ameris Bancorp                                         11,800           271
    AmeriServ Financial (A)*                               51,000           235
    Argonaut Group*                                        22,200           746
    Ashford Hospitality Trust REIT                         24,100           289
    Bancorp*                                               18,700           451
    Bancorpsouth                                           12,200           300
    BancTrust Financial Group (A)                          10,400           208
    Bank of Granite                                        13,825           223
    Bank of Marin                                           7,700           271
    BankUnited Financial, Cl A (A)                          7,400           160
    Cardinal Financial                                     26,200           251
    Cash America International                             14,800           639
    Centennial Bank Holdings*                              46,500           407
    Citizens (A)*                                          38,900           298
    Community Trust Bancorp                                 8,500           283
    Delphi Financial Group, Cl A                           18,350           784
    Downey Financial (A)                                    4,700           315
    EastGroup Properties REIT (A)                           7,000           351
    Entertainment
      Properties Trust REIT                                 5,000           302
    FelCor Lodging Trust REIT                              12,300           314
    FNB (A)                                                 6,800           225
    Hallmark Financial Services*                           26,800           335
    Hanmi Financial                                        22,000           361
    Intervest Bancshares*                                   6,700           171
    Knight Capital Group, Cl A*                            16,200           263
    Lakeland Bancorp (A)                                   18,400           240
    LTC Properties REIT                                    17,000           426
    Mercer Insurance Group                                 12,400           232

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

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SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
    Metrocorp Bancshares                                   11,350      $    228
    MicroFinancial                                         67,900           405
    Mid-America Apartment
      Communities REIT                                      5,000           270
    National Bankshares                                     9,400           208
    National Health Investors REIT                         17,400           590
    National Retail
      Properties REIT (A)                                  15,800           378
    New York Mortgage Trust REIT                           84,400           198
    NewStar Financial (A)*                                 18,600           299
    Nicholas Financial (A)*                                20,400           254
    NorthStar Realty Finance*                              36,600           542
    Ocwen Financial*                                       26,800           382
    Odyssey Re Holdings (A)                                22,900           960
    Ohio Casualty                                          10,900           345
    Patriot National Bancorp                               10,400           236
    Phoenix                                                18,800           280
    PMC Commercial Trust REIT                              17,600           247
    Premierwest Bancorp                                    22,000           286
    ProAssurance*                                           5,300           285
    Procentury                                             16,200           367
    Provident Bankshares                                    9,900           317
    PS Business Parks REIT                                  6,000           413
    Republic First Bancorp*                                22,550           242
    Rewards Network (A)*                                   43,300           172
    Seacoast Banking (A)                                   10,900           250
    Security Bank (A)                                      16,000           316
    Selective Insurance Group                              21,000           548
    Specialty Underwriters'
      Alliance*                                            26,100           213
    Sterling Financial                                      6,800           201
    SWS Group                                              15,700           408
    Union Bankshares                                        7,800           183
    United PanAm Financial*                                19,500           276
    United Security Bancshares (A)                          9,200           271
    Virginia Financial Group (A)                            8,900           196
    Western Alliance Bancorp (A)*                           8,300           268
    Whitney Holding                                        13,400           412
    Zenith National Insurance                              16,700           772
                                                                       --------
                                                                         22,574
                                                                       --------

HEALTH CARE - 6.1%
    Analogic                                                7,900           484
    Applera - Celera Group*                                19,600           274
    Cardiodynamics International*                         252,545           195
    Carriage Services (A)*                                 52,400           428
    Digirad (A)*                                           66,800           305
    E-Z-Em*                                                17,900           279
    Harvard Bioscience*                                    50,800           282
    HealthTronics*                                         38,715           180
    Hooper Holmes*                                         76,000           334
    I-Trax (A)*                                            86,100           383
    Integramed America*                                    19,000           267
    Lannett*                                                1,880            12
    Medical Staffing
      Network Holdings*                                    51,300           295
    Memry*                                                118,700           255
    National Healthcare                                     7,700           395

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - (CONTINUED)
    Parexel International*                                 12,100      $    475
    PDI*                                                   24,000           221
    Pediatric Services of America*                         20,900           334
    Savient Pharmaceuticals*                               31,400           361
    Sonic Innovations*                                     48,600           478
    Synovis Life Technologies*                             31,200           400
    Vital Signs (A)                                         5,100           291
                                                                       --------
                                                                          6,928
                                                                       --------

INDUSTRIALS - 19.4%
    Accuride*                                              25,700           375
    Acuity Brands                                          18,600         1,100
    Allied Motion Technologies*                            45,800           279
    Ampco-Pittsburgh                                       12,100           436
    Applied Industrial Technologies                        27,900           750
    Arbinet-thexchange*                                    45,900           294
    Arkansas Best (A)                                       7,800           307
    Atlas Air Worldwide Holdings*                          14,000           805
    Baldwin Technology, Cl A*                              51,000           283
    Belden CDT                                              8,100           453
    Cascade                                                 6,100           378
    CBIZ (A)*                                              66,200           461
    CDI                                                     9,400           278
    Champion Industries                                    33,900           270
    Comfort Systems USA                                    75,100           938
    Copart*                                                11,100           322
    EMCOR Group*                                           16,800         1,053
    EnPro Industries*                                      22,100           832
    Excel Maritime Carriers*                               18,100           410
    ExpressJet Holdings*                                   49,300           294
    Genesee & Wyoming, Cl A*                               15,500           421
    GP Strategies*                                         31,900           306
    IDEX                                                    7,800           409
    Interface, Cl A                                        32,200           543
    Intersections*                                         28,888           320
    Kansas City Southern*                                  10,900           405
    Key Technology*                                        17,300           307
    KVH Industries*                                        29,300           274
    Labor Ready*                                           15,400           334
    Lennox International                                   20,300           686
    Mueller Industries                                     15,900           522
    North American
      Galvanizing & Coatings*                              33,900           356
    Quanta Services (A)*                                   29,500           811
    Regal-Beloit                                           12,100           558
    Saia*                                                  10,700           300
    Steelcase, Cl A                                        38,600           753
    Tennant                                                30,200           967
    Thomas & Betts*                                         9,400           512
    Traffix                                                51,700           304
    Tredegar                                               14,100           330
    URS*                                                   20,700           905
    Viad                                                   11,300           461
    Volt Information Sciences (A)*                          8,950           229
    Woodward Governor                                      15,370           758
                                                                       --------
                                                                         22,089
                                                                       --------

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 13.5%
    Advanced Energy Industries*                            11,800      $    289
    Aehr Test Systems*                                     54,100           308
    Aetrium*                                               73,700           307
    Agilysys                                               21,400           450
    Analysts International*                               150,600           279
    Arris Group*                                           27,100           402
    Astro-Med                                              10,200           119
    Authorize.Net Holdings*                                17,100           302
    AVX                                                    44,100           734
    Carrier Access*                                        38,300           184
    Centillium Communications*                            104,283           199
    Chartered Semiconductor
      Manufacturing ADR (A)*                               28,400           266
    CommScope*                                              8,400           392
    Computer Task Group*                                   61,800           277
    Convergys*                                             13,000           328
    Cyberoptics*                                           21,700           285
    DDi (A)*                                               41,700           277
    Dynamics Research*                                     26,800           328
    EMS Technologies*                                      13,400           252
    InFocus*                                               96,900           249
    Integrated Electrical Services (A)*                    17,400           415
    Inter-Tel                                              12,400           313
    Intest*                                                57,300           264
    Mantech International, Cl A*                            9,900           304
    Mediware Information Systems*                          31,600           272
    Micros Systems*                                         4,900           268
    MPS Group*                                             29,200           400
    Netscout Systems*                                      29,600           244
    Network Engines*                                      130,400           240
    Orbotech*                                              12,600           289
    Park Electrochemical (A)                               14,300           394
    PC-Tel*                                                20,662           206
    Performance Technologies*                              48,200           229
    Photon Dynamics*                                       21,500           258
    Plexus*                                                25,200           528
    Silicon Storage Technology*                            51,900           214
    SPSS*                                                  11,700           429
    Superior Essex*                                        10,800           386
    Sybase*                                                19,300           467
    Technitrol                                             11,000           295
    Tessco Technologies*                                   13,100           373
    TTI Team Telecom
      International (A)*                                  102,000           238
    United Online                                          24,200           349
    Varian Semiconductor
      Equipment Associates*                                 9,000           597
    Virage Logic (A)*                                      28,600           203
    Westell Technologies, Cl A*                           108,100           286
    White Electronic Designs*                              44,900           291
    Zarlink Semiconductor (A)*                            136,000           299
                                                                       --------
                                                                         15,278
                                                                       --------

MATERIALS - 7.4%
    Aceto                                                  34,700           280
    Arch Chemicals                                         20,400           616
    Cabot                                                   6,200           281

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
MATERIALS - (CONTINUED)
    Caraustar Industries*                                  32,500      $    231
    Carpenter Technology                                    4,700           570
    Chaparral Steel (A)                                    16,000         1,128
    Commercial Metals                                      17,400           583
    Core Molding Technologies*                             34,500           287
    FMC                                                     7,900           608
    HB Fuller                                              33,700           862
    Innospec                                               11,600           623
    Metalico*                                              55,400           372
    Rock-Tenn, Cl A                                        11,200           429
    RPM International                                      32,100           683
    Spartech                                                9,800           275
    Stepan                                                 10,400           298
    Valspar                                                10,500           284
                                                                       --------
                                                                          8,410
                                                                       --------

TELECOMMUNICATIONS - 0.5%
    CT Communications                                      12,400           303
    USA Mobility (A)                                       10,000           214
                                                                       --------
                                                                            517
                                                                       --------

UTILITIES - 4.0%
    Allete (A)                                             11,500           557
    Aquila*                                                68,700           284
    Atmos Energy                                           22,300           707
    Avista                                                 35,800           844
    Energen                                                 5,200           291
    Laclede Group (A)                                      21,400           672
    Puget Energy                                           10,800           279
    Southern Union                                         31,741           967
                                                                       --------
                                                                          4,601
                                                                       --------
  TOTAL COMMON STOCK
    (Cost $94,191)                                                      109,415
                                                                       --------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANIES - 2.7%
--------------------------------------------------------------------------------
    iShares Russell 2000
      Value Index Fund (A)                                 19,300         1,577
    iShares S&P SmallCap 600
      Value Index Fund (A)                                 13,700         1,070
    Rydex S&P Smallcap 600
      Pure Value ETF (A)                                   10,500           454
                                                                       --------
  TOTAL REGULATED INVESTMENT COMPANIES
    (Cost $2,343)                                                         3,101
                                                                       --------

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASTER NOTE - 2.2%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.513%, 05/02/07                                     $  2,500      $  2,500
                                                                       --------
  TOTAL MASTER NOTE
    (Cost $2,500)                                                         2,500
                                                                       --------
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 2.2%
--------------------------------------------------------------------------------
  Morgan Stanley Dean Witter (B)
    5.383%, 07/19/07                                        2,500         2,500
                                                                       --------
  TOTAL COMMERCIAL PAPER
    (Cost $2,500)                                                         2,500
                                                                       --------
--------------------------------------------------------------------------------
CORPORATE OBLIGATION - 2.2%
--------------------------------------------------------------------------------
  Liquid Funding (B) (C)
    5.350%, 11/30/07                                        2,500         2,499
                                                                       --------
  TOTAL CORPORATE OBLIGATION
    (Cost $2,499)                                                         2,499
                                                                       --------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 12.8%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $1,000,149 (collateralized by
    various mortgage obligations,
    ranging in par value from $60,064
    - $268,652, 0.000% - 6.250%,
    09/15/21 - 02/28/37, with
    total market value $1,050,336)                          1,000         1,000
  Bear Stearns (B)
    5.413%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $10,001,504 (collateralized by
    various mortgage obligations,
    ranging in par value from
    $600,427 - $2,685,580, 0.000% -
    6.250%, 09/15/21-02/28/37, with
    total market value $10,499,685)                        10,000        10,000
  Credit Suisse Securities 5.100%,
    dated 04/30/07, matures 05/01/07,
    repurchase price $731,764
    (collateralized by a U.S. Treasury
    Obligation, par value $710,000 5.125%,
    05/15/16, market value $748,710)                          732           732

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  Lehman Brothers (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $2,808,132 (collateralized by
    an asset-backed obligation, par
    value $2,859,154, 5.010%,
    02/25/11, with total market
    value $2,863,869)                                    $  2,808      $  2,808
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $14,540)                                                       14,540
                                                                       --------
TOTAL INVESTMENTS - 118.4% +
  (Cost $118,573)                                                       134,555
                                                                       --------

Other Assets & Liabilities - (18.4)%                                    (20,950)
                                                                       --------

NET ASSETS - 100.0%                                                    $113,605
                                                                       ========

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2007 IS $21,307,211.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2007.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ETF -- EXCHANGE TRADED FUND
REIT -- REAL ESTATE INVESTMENT TRUST

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $118,579 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $19,572 (000) AND $(3,596) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - 99.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 10.2%
    AutoNation (A)*                                        19,400      $    397
    Brinker International                                  15,900           495
    Brunswick                                              48,600         1,592
    Dillard's, Cl A                                        29,300         1,015
    Gannett                                                37,600         2,145
    Home Depot                                             67,795         2,567
    Johnson Controls                                        9,400           962
    Jones Apparel Group                                    28,500           952
    KB Home (A)                                            23,800         1,050
    Leggett & Platt                                        46,600         1,096
    Liz Claiborne                                          36,100         1,614
    Ryland Group (A)                                        7,900           350
    Starwood Hotels &
      Resorts Worldwide                                    11,600           777
                                                                       --------
                                                                         15,012
                                                                       --------
CONSUMER STAPLES - 9.0%
    ConAgra Foods                                          65,700         1,615
    Estee Lauder, Cl A                                     20,000         1,029
    General Mills                                          21,700         1,300
    Kimberly-Clark                                         27,305         1,943
    Kroger                                                 44,500         1,313
    Pepsi Bottling Group                                   65,100         2,136
    Safeway                                               105,100         3,815
                                                                       --------
                                                                         13,151
                                                                       --------
ENERGY - 8.7%
    BJ Services                                            19,900           570
    Chevron                                                43,700         3,400
    ConocoPhillips                                         30,530         2,117
    Exxon Mobil                                            15,700         1,246
    Hess                                                    6,100           346
    Marathon Oil                                           22,800         2,316
    Nabors Industries (A)*                                 87,300         2,804
                                                                       --------
                                                                         12,799
                                                                       --------
FINANCIALS - 20.9%
    Allstate                                               36,500         2,275
    Assurant (A)                                           24,700         1,421
    Bank of America                                        36,780         1,872
    CIT Group                                              53,400         3,185
    Citigroup                                              87,648         4,700
    Goldman Sachs Group                                    18,110         3,959
    JPMorgan Chase                                         43,120         2,247
    MGIC Investment (A)                                     8,300           511
    Morgan Stanley                                         49,600         4,167
    National City (A)                                      83,200         3,041
    Safeco (A)                                             23,300         1,555
    Travelers                                               5,700           308
    XL Capital, Cl A                                       19,000         1,482
                                                                       --------
                                                                         30,723
                                                                       --------

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - 12.0%
    Cigna                                                  23,800      $  3,703
    Health Management
      Associates, Cl A                                     73,700           788
    King Pharmaceuticals*                                 113,500         2,321
    Merck                                                  20,300         1,044
    Mylan Laboratories                                     49,500         1,086
    Pfizer                                                164,209         4,345
    Universal Health Services, Cl B                        37,900         2,301
    Watson Pharmaceuticals*                                73,200         1,998
                                                                       --------
                                                                         17,586
                                                                       --------
INDUSTRIALS - 11.6%
    CSX                                                    17,900           773
    General Electric                                       50,655         1,867
    Honeywell International                                12,300           666
    Northrop Grumman                                       56,760         4,180
    Parker Hannifin                                        29,300         2,700
    RR Donnelley & Sons                                    15,300           615
    Ryder System                                           61,900         3,258
    Tyco International                                     65,300         2,131
    Waste Management                                       22,000           823
                                                                       --------
                                                                         17,013
                                                                       --------
INFORMATION TECHNOLOGY - 16.4%
    ADC Telecommunications*                                82,300         1,514
    Computer Sciences*                                     31,600         1,755
    Compuware*                                            116,700         1,152
    EMC*                                                  127,500         1,935
    Intel                                                 125,540         2,699
    International Business Machines                        29,460         3,011
    Lexmark International, Cl A*                           23,100         1,259
    Microsoft                                              86,025         2,576
    Novellus Systems*                                      42,100         1,363
    Solectron*                                            273,000           915
    STMicroelectronics (A)                                 99,100         1,928
    Symantec*                                              82,200         1,447
    Teradyne (A)*                                         145,000         2,530
                                                                       --------
                                                                         24,084
                                                                       --------
MATERIALS - 3.6%
    Alcoa                                                  57,440         2,039
    Dow Chemical                                           58,400         2,605
    International Paper                                    15,400           581
                                                                       --------
                                                                          5,225
                                                                       --------
TELECOMMUNICATIONS - 3.5%
    CenturyTel                                             14,000           645
    Telefonos de Mexico ADR*                               37,800         1,290
    Verizon Communications                                 82,300         3,142
                                                                       --------
                                                                          5,077
                                                                       --------

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - 3.6%
    American Electric Power                                35,400      $  1,778
    DTE Energy                                             25,400         1,285
    NiSource                                               15,700           386
    Pinnacle West Capital                                  25,200         1,217
    Progress Energy                                        11,400           576
                                                                       --------
                                                                          5,242
                                                                       --------
  TOTAL COMMON STOCK
    (Cost $127,034)                                                     145,912
                                                                       --------
--------------------------------------------------------------------------------
MASTER NOTE - 3.4%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.513%, 05/02/07                                     $  5,000         5,000
                                                                       --------
  TOTAL MASTER NOTE
    (Cost $5,000)                                                         5,000
                                                                       --------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 6.0%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $1,500,223 (collateralized by
    various mortgage obligations,
    ranging in par value from $90,096
    - $402,978, 0.000% - 6.250%,
    09/15/21 - 02/28/37, with total
    market value $1,575,504)                                1,500         1,500
  Bear Stearns (B)
    5.413%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $5,000,752 (collateralized by
    various mortgage obligations,
    ranging in par value from
    $300,214 - $1,342,790, 0.000% -
    6.250%, 09/15/21-02/28/37, with
    total market value $5,249,843)                          5,000         5,000
  Credit Suisse Securities
    5.100%, dated 05/01/07, matures
    on 05/01/07, repurchase price
    $741,135 (collateralized by a U.S.
    Treasury obligation, par value
    $720,000, 5.120%, total market
    value $759,255)                                           741           741

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  Lehman Brothers (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $1,525,375 (collateralized by an
    asset-backed obligation, par value
    $1,553,091, 5.010%, 02/25/11,
    with total market value
    $1,555,651)                                          $  1,525      $  1,525
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $8,766)                                                         8,766
                                                                       --------
TOTAL INVESTMENTS - 108.9% +
    (Cost $140,800)                                                     159,678
                                                                       --------
Other Assets & Liabilities - (8.9)%                                     (13,022)
                                                                       --------
NET ASSETS - 100.0%                                                    $146,656
                                                                       ========

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2007 IS $13,025,148.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $140,801 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $20,660 (000) AND $(1,783) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - 96.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 2.4 %
    Comcast, Cl A *                                        30,000      $    800
    Garmin (A) ++                                          13,400           780
    IAC/InterActiveCorp*                                   18,250           695
    Samsung Electronics GDR (C)*                            3,000           921
                                                                       --------
                                                                          3.196
                                                                       --------
HEALTH CARE - 11.4%
    Alcon (A)                                               6,800           917
    Allergan                                                7,000           848
    Amylin Pharmaceuticals (A)*                            11,700           484
    Applera Corp - Applied
      Biosystems Group                                      7,000           219
    Biogen Idec*                                           24,000         1,133
    BioMarin Pharmaceuticals*                              50,000           808
    Celgene (A)*                                           18,500         1,131
    Cephalon*                                               9,000           716
    Cerner (A) *                                           14,100           751
    Eli Lilly                                              16,500           976
    Genentech*                                             12,000           960
    Genzyme*                                               14,000           914
    Gilead Sciences*                                        7,300           597
    Hologic (A)*                                            6,500           374
    Invitrogen*                                             7,100           465
    MGI Pharma*                                             9,700           214
    NuVasive (A)*                                          12,000           309
    SuperGen (A)*                                         122,000           772
    Teva Pharmaceutical
      Industries ADR *                                      7,500           287
    The Medicines*                                          8,200           187
    Thermo Fisher Scientific*                              17,000           885
    Trizetto Group*                                        60,200         1,173
                                                                       --------
                                                                         15,120
                                                                       --------
INDUSTRIAL - 0.6%
    Monster Worldwide*                                     18,400           774
                                                                       --------
INFORMATION TECHNOLOGY - 80.5%
    Adobe Systems*                                         50,000         2,078
    Advanced Energy Industries*                            18,600           456
    Advanced Micro Devices (A)*                            54,000           746
    Akamai Technologies*                                   34,100         1,503
    Altera                                                 53,000         1,195
    Amdocs ++*                                             34,900         1,283
    Analog Devices                                         29,800         1,151
    Apple*                                                 43,800         4,371
    Applied Materials                                      85,000         1,634
    aQuantive *                                            14,100           432
    Arrow Electronics*                                      7,000           277
    ASML Holding ++*                                       47,000         1,281
    Autodesk*                                              10,000           413
    Automatic Data Processing                              29,800         1,334
    Avnet*                                                 20,100           822
    BEA Systems*                                           41,400           488
    BMC Software*                                          19,200           622

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
    Broadcom, Cl A*                                        50,000      $  1,628
    Brocade Communications
      Systems*                                             74,900           732
    Cadence Design Systems*                                41,900           930
    CDW                                                     8,000           576
    Check Point Software
      Technologies*                                        28,500           671
    Checkfree*                                             16,900           569
    Cisco Systems*                                        155,000         4,145
    Citrix Systems*                                        10,000           326
    Cognizant Technology
      Solutions, Cl A *                                    22,000         1,967
    Cognos ++*                                             17,600           759
    CommScope*                                              7,400           345
    Comverse Technology*                                   42,000           953
    Corning*                                              107,000         2,538
    Cymer*                                                 12,500           506
    Dell*                                                  20,800           524
    eBay*                                                  45,000         1,527
    Electronic Arts*                                       28,000         1,411
    EMC*                                                  139,800         2,122
    F5 Networks*                                            8,000           614
    First Data                                             37,900         1,228
    Fiserv*                                                14,000           744
    Flextronics International*                             62,000           691
    Formfactor*                                            26,600         1,098
    GigaMedia*                                             20,200           284
    Google, Cl A*                                          10,200         4,808
    Harris                                                  9,150           470
    Hewlett-Packard                                        82,200         3,464
    Infosys Technologies ADR*                               8,500           445
    Intel                                                  80,000         1,720
    International Business Machines                        21,200         2,167
    Intersil, Cl A                                         32,300           962
    Intuit*                                                21,750           619
    Juniper Networks*                                      70,000         1,565
    Kla-Tencor (A)                                         25,000         1,389
    Lam Research*                                          25,900         1,393
    Linear Technology (A)                                  33,000         1,235
    Marvel Technology Group ++*                            95,000         1,532
    Maxim Integrated Products                              43,300         1,373
    McAfee*                                                32,500         1,056
    MEMC Electronic Materials*                             32,050         1,759
    Microchip Technology                                   18,000           726
    Microsoft                                             129,950         3,891
    Motorola                                               61,800         1,071
    National Semiconductor                                 34,300           902
    Network Appliance*                                     39,700         1,477
    Nokia ADR (A)*                                         62,500         1,578
    Novellus Systems*                                       6,300           204
    Nvidia*                                                48,350         1,590
    ON Semiconductor (A)*                                  20,500           220
    Oracle (A)*                                           118,800         2,233
    Paychex                                                17,900           664
    Qualcomm                                               55,900         2,448
    Quality Systems (A)*                                   13,900           563

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SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
    Red Hat*                                               37,700      $    797
    Research In Motion*                                    12,000         1,579
    Salesforce.com*                                        27,200         1,142
    SanDisk*                                               21,900           952
    SAP ADR (A)*                                           29,800         1,430
    Siliconware Precision
      Industries ADR (A)*                                  82,250           798
    Symantec*                                              42,710           752
    Taiwan Semiconductor
      Manufacturing ADR*                                   95,286         1,004
    Tellabs*                                               38,900           413
    Tessera Technologies*                                   6,250           267
    Texas Instruments                                      50,000         1,719
    Varian Semiconductor
      Equipment Associates*                                 8,000           531
    VeriSign*                                              38,400         1,050
    Xilinx (A)                                             50,800         1,498
    Yahoo!*                                                83,250         2,334
                                                                       --------
                                                                        106,764
                                                                       --------
TELECOMMUNICATIONS - 2.0%
    American Tower, Cl A*                                  26,800         1,018
    Millicom International Cellular (A)*                    5,800           471
    NII Holdings*                                          14,900         1,144
                                                                       --------
                                                                          2,633
                                                                       --------
  TOTAL COMMON STOCK
    (Cost $101,491)                                                     128,487
                                                                       --------
--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 2.0%
--------------------------------------------------------------------------------
    Powershares QQQ (A)                                    58,200         2,675
                                                                       --------
  TOTAL REGULATED INVESTMENT COMPANY
    (Cost $2,621)                                                         2,675
                                                                       --------

--------------------------------------------------------------------------------
MASTER NOTE - 1.9%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.513%, 05/02/07                                     $  2,500         2,500
                                                                       --------
  TOTAL MASTER NOTE
    (Cost $2,500)                                                         2,500
                                                                       --------
--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 1.9%
--------------------------------------------------------------------------------
  Morgan Stanley Dean Witter (B)
    5.383%, 07/19/07                                     $  2,500      $  2,500
                                                                       --------
  TOTAL COMMERCIAL PAPER
    (Cost $2,500)                                                         2,500
                                                                       --------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 13.0%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $2,000,298 (collateralized by
    various mortgage obligations,
    ranging in par value from
    $120,127 - $537,304, 0.000% -
    6.250%, 09/15/21 - 02/28/37, with
    total market value $2,100,672)                          2,000         2,000
  Bear Stearns (B)
    5.413%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $10,001,504 (collateralized by
    various mortgage obligations,
    ranging in par value from
    $600,427 - $2,685,580, 0.000% -
    6.250%, 09/15/21-02/28/37, with
    total market value $10,499,685)                        10,000        10,000
  Credit Suisse Securities
    5.100%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $1,463,698 (collateralized by a
    U.S. Treasury obligation, par
    value $1,420,000, 5.12%,
    05/15/16, market value
    $1,497,420)                                             1,463         1,463
  Lehman Brothers (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $3,768,517 (collateralized by an
    asset-backed obligation, par value
    $3,836,989, 5.010%, 02/25/11,
    with total market value
    $3,843,316)                                             3,768         3,768
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $17,231)                                                       17,231
                                                                       --------
TOTAL INVESTMENTS - 115.7% +
  (Cost $126,343)                                                       153,393
                                                                       --------
Other Assets & Liabilities - (15.7)%                                    (20,841)
                                                                       --------
NET ASSETS - 100.0%                                                    $132,552
                                                                       ========

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

++ SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2007 IS $20,767,956.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THIS SECURITY AS OF APRIL 30, 2007, WAS $921 (000) AND REPRESENTED 0.7% OF NET ASSETS.

ADR -- AMERICAN DEPOSITARY RECEIPT
GDR -- GLOBAL DEPOSITARY RECEIPT
CL -- CLASS

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $126,352 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $30,904 (000) AND $(3,863) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - 96.3%
--------------------------------------------------------------------------------
AUSTRALIA - 2.9%
    Australia & New
      Zealand Banking Group                                31,000      $    783
    BHP Billiton                                           50,128         1,223
    Brambles*                                              40,000           436
    Commonwealth Bank of Australia                         18,000           785
    CSL                                                    10,000           720
    Leighton Holdings                                      12,000           345
    Lend Lease                                             45,000           741
    Macquarie Bank                                         12,000           860
    Publishing & Broadcasting (A)                          30,000           508
    QBE Insurance Group                                    30,000           761
    Rio Tinto (A)                                           7,000           478
    Woolworths                                             35,000           819
    WorleyParsons                                          15,000           341
    Zinifex                                                50,000           683
                                                                       --------
                                                                          9,483
                                                                       --------
AUSTRIA - 0.5%
    Erste Bank der Oesterreichischen
      Sparkassen                                            4,000           320
    EVN                                                     1,013           120
    IMMOFINANZ                                             10,000           163
    OMV                                                     4,330           274
    Telekom Austria                                         9,000           254
    Voestalpine                                             5,000           336
                                                                       --------
                                                                          1,467
                                                                       --------
BELGIUM - 1.4%
    Belgacom (A)                                            7,000           308
    Brederode                                              10,500           457
    Delhaize Group                                          5,000           480
    Dexia (A)                                              12,300           401
    Groupe Bruxelles Lambert (A)                            4,300           520
    InBev (A)                                               6,400           499
    KBC Groep (A)                                           5,000           661
    Nationale A Portefeuille (A)                            3,600           234
    Solvay (A)                                              3,000           475
    Umicore (A)                                             3,000           604
                                                                       --------
                                                                          4,639
                                                                       --------
BRAZIL - 2.0%
    All America Latina Logistica                           42,000           496
    Banco Bradesco ADR (A)                                 42,064           893
    Banco Itau Holding Financeira
      ADR                                                  21,000           810
    Cia Vale do Rio Doce ADR                               40,000         1,624
    Cosan SA Industria e Comercio                          20,000           401
    Cyrela Brazil Realty                                   36,000           388
    Empresa Brasileira de
      Aeronautica ADR                                       7,000           328
    Gafisa                                                 18,000           253
    Petroleo Brasileiro ADR (A)                            13,000         1,316
                                                                       --------
                                                                          6,509
                                                                       --------

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
CANADA - 1.2%
    Agnico-Eagle Mines                                      2,300      $     81
    Agrium                                                  8,000           310
    Alcan                                                   5,000           294
    Bank of Nova Scotia                                     2,000            96
    Canadian Natural Resources                              5,000           298
    EnCana                                                  5,000           262
    HudBay Minerals*                                       16,000           301
    Manulife Financial (A)                                  8,500           307
    Niko Resources                                          4,500           359
    Potash Corp of Saskatchewan                             2,000           358
    Royal Bank of Canada (A)                                6,000           313
    Sun Life Financial                                      4,000           190
    Suncor Energy                                           3,000           242
    Teck Cominco, Cl B                                      3,500           265
    Toronto-Dominion Bank (A)                               4,500           275
                                                                       --------
                                                                          3,951
                                                                       --------
CHINA - 2.9%
    Angang Steel, Cl H                                    400,000           765
    China Infrastructure
      Machinery Holdings                                  350,000           665
    China Life Insurance, Cl H                            170,000           525
    China Merchants
      Holdings International                              110,000           486
    China Mobile                                          110,000           991
    China Netcom Group
      Corp Hong Kong                                      200,000           491
    China Oilfield Services, Cl H                         650,000           550
    China Overseas Land
      & Investment                                        475,000           576
    China Petroleum & Chemical, Cl H                      500,000           436
    China Resources Enterprise                            200,000           674
    China Resources Power Holdings                        300,000           531
    China Shenhua Energy, Cl H                            200,000           494
    China Water Affairs Group*                          1,000,000           533
    Citic Pacific                                         130,000           487
    Lee & Man Paper Manufacturing                         220,000           618
    Shenzhen Investment                                   700,000           414
                                                                       --------
                                                                          9,236
                                                                       --------
DENMARK - 0.6%
    AP Moeller - Maersk                                        25           282
    Danske Bank                                             7,000           327
    DSV (A)                                                 1,200           246
    FLSmidth (A)                                            4,000           302
    Novo-Nordisk, Cl B                                      4,300           421
    Topdanmark                                                600           118
    Vestas Wind Systems*                                    5,000           323
                                                                       --------
                                                                          2,019
                                                                       --------
FINLAND - 1.2%
    Metsoj                                                 17,000           930
    Nokia ADR (A)                                          83,700         2,113

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINLAND - (CONTINUED)
    Sampo, Cl A (A)                                        25,000      $    779
                                                                       --------
                                                                          3,822
                                                                       --------
FRANCE - 10.0%
    Air Liquide                                             2,500           620
    Alcatel-Lucent                                         45,000           594
    AXA                                                    39,311         1,805
    BNP Paribas                                            17,780         2,062
    Bouygues (A)                                           15,000         1,195
    Cap Gemini (A)                                         14,000         1,059
    Carrefour (A)                                          14,000         1,076
    Cie Generale de Geophysique*                            4,000           828
    Credit Agricole                                        15,100           636
    Euler Hermes (A)                                        4,500           691
    Groupe Danone (A)                                       7,000         1,151
    L'Oreal (A)                                             6,000           718
    Lafarge                                                 5,000           812
    LVMH Moet
      Hennessy Louis Vuitton                                6,000           699
    Natixis                                                22,260           607
    Nexans (A)                                              7,000         1,028
    PPR                                                     6,000         1,043
    Renault (A)                                             6,000           779
    Sanofi-Aventis                                         15,746         1,441
    Sanofi-Aventis ADR (A)                                 12,000           550
    Schneider Electric (A)                                  6,000           846
    Societe Generale                                       11,410         2,418
    Sodexho Alliance                                       17,000         1,347
    STMicroelectronics                                     12,000           234
    Suez (A)                                               20,000         1,140
    Total                                                  42,520         3,134
    Vallourec                                               2,200           599
    Veolia Environnement*                                  14,000         1,155
    Vinci (A)                                               6,000           965
    Vivendi (A)*                                           25,500         1,052
                                                                       --------
                                                                         32,284
                                                                       --------
GERMANY - 8.5%
    Adidas (A)                                              8,000           476
    Allianz SE (A)                                          7,590         1,726
    BASF (A)                                               10,000         1,193
    Bayer (A)                                              10,000           688
    Bayerische Hypo-und
      Vereinsbank (A)                                      15,000           810
    Beiersdorf (A)                                         10,000           718
    Celesio                                                 9,000           643
    Commerzbank                                            30,900         1,543
    Continental (A)                                         4,000           557
    DaimlerChrysler (A)                                    18,000         1,457
    Deutsche Bank                                          12,400         1,902
    Deutsche Post                                          15,000           516
    Deutsche Telekom (A)                                   21,860           398
    E.ON (A)                                               15,400         2,303
    Henkel                                                  2,000           281
    Hypo Real Estate Holding                                7,300           486
    Infineon Technologies*                                 46,000           714

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
GERMANY - (CONTINUED)
    Lanxess                                                19,500      $  1,064
    MAN AG                                                 12,000         1,593
    Metro                                                   7,000           538
    Muenchener
      Rueckversicherungs (A)                                4,000           710
    RWE (A)                                                 6,000           632
    SAP (A)                                                20,000           962
    SGL Carbon ADR                                         70,000           920
    Siemens                                                10,000         1,206
    ThyssenKrupp                                           43,000         2,297
    Volkswagen (A)                                          8,000         1,209
                                                                       --------
                                                                         27,542
                                                                       --------
GREECE - 0.4%
    Alpha Bank AE                                           9,824           299
    Fourlis Holdings                                       15,000           374
    National Bank of Greece                                11,100           622
                                                                       --------
                                                                          1,295
                                                                       --------
HONG KONG - 1.4%
    Bank of East Asia                                      66,000           405
    BOC Hong Kong Holdings                                120,000           294
    Cheung Kong Holdings                                   40,000           518
    Chinese Estates Holdings                              190,000           263
    Esprit Holdings                                        40,000           485
    Foxconn International Holdings                        110,000           330
    Hang Lung Properties                                  160,000           474
    Hongkong & Shanghai Hotels                            270,000           412
    Li & Fung                                             119,400           371
    MTR                                                   140,000           343
    Sun Hung Kai Properties                                35,000           409
    Vtech Holdings                                         40,000           301
                                                                       --------
                                                                          4,605
                                                                       --------
HUNGARY - 0.4%
    Magyar Telekom
      Telecommunications                                   80,000           464
    OTP Bank*                                              18,000           915
                                                                       --------
                                                                          1,379
                                                                       --------
INDIA - 0.6%
    Bajaj Auto                                              5,000           296
    Bharat Heavy Electricals                                6,000           361
    Bharti Airtel*                                         20,000           393
    ICICI Bank ADR (A)                                      7,000           287
    Jain Irrigation Systems                                20,000           209
    Reliance Industries                                     6,500           246
                                                                       --------
                                                                          1,792
                                                                       --------

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INDONESIA - 0.6%
    Bakrie Telecom*                                     7,000,000      $    221
    Bank Danamon Indonesia                                350,000           246
    Bank Rakyat Indonesia                                 420,000           240
    Ciputra Development*                                3,412,500           360
    Indocement Tunggal Prakarsa                           550,000           342
    Indofood Sukses Makmu                               1,600,000           286
    Telekomunikasi Indonesia                              100,000           114
                                                                       --------
                                                                          1,809
                                                                       --------
IRELAND - 0.6%
    Allied Irish Banks                                     21,400           646
    CRH                                                    14,400           630
    Irish Life & Permanent                                 20,700           551
                                                                       --------
                                                                          1,827
                                                                       --------
ITALY - 3.1%
    AEM (A)                                               132,000           516
    Assicurazioni Generali (A)                             18,000           828
    Capitalia (A)                                          50,000           476
    Enel                                                   50,000           568
    ENI                                                    40,000         1,326
    Fastweb (A)                                             4,000           255
    Fiat (A)                                               26,000           764
    Fondiaria-Sai (A)                                       6,000           318
    Intesa Sanpaolo (A)                                   182,763         1,531
    Italmobiliare                                           4,000           513
    Saipem                                                 11,000           344
    Telecom Italia (A)                                    220,000           660
    Tenaris                                                13,000           302
    UniCredito Italiano                                   150,000         1,541
                                                                       --------
                                                                          9,942
                                                                       --------
JAPAN - 14.0%
    Amada                                                  40,000           447
    Asahi Breweries                                        33,000           538
    Astellas Pharma                                        15,000           656
    Bridgestone                                            20,000           406
    Calpis                                                 35,000           333
    Canon                                                  24,000         1,347
    Chubu Electric Power                                   15,000           482
    Daiichi Sankyo                                         25,000           746
    Daiwa Securities Group                                 40,000           446
    FUJIFILM Holdings                                      19,000           783
    Fukuoka Financial Group*                               75,000           571
    Futaba Industrial                                      25,000           605
    Hitachi Construction Machinery                         22,000           687
    Honda Motor                                            50,000         1,718
    Japan Tobacco                                             150           733
    JFE Holdings                                           15,000           825
    Juki                                                   90,000           580
    Kyushu Electric Power                                  22,000           620
    Makino Milling Machine (A)                             85,000         1,157
    Makita                                                 23,000           875
    Marubeni                                              110,000           661

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
JAPAN - (CONTINUED)
    Matsushita Electric Industrial                         53,000      $  1,022
    Mitsubishi                                             35,000           746
    Mitsubishi Chemical Holdings                           50,000           402
    Mitsubishi Electric                                    80,000           776
    Mitsubishi Heavy Industries                           115,000           708
    Mitsui                                                 30,000           539
    Mitsui Fudosan                                         58,000         1,693
    Mitsui OSK Lines                                       76,000           958
    Mizuho Financial Group*                                   170         1,023
    Mori Seiki                                             18,000           473
    Nintendo                                                3,000           937
    Nippon Konpo Unyu Soko                                 60,000           845
    Nippon Mining Holdings                                 46,500           373
    Nippon Residential Investment                             100           642
    Nippon Suisan Kaisha                                   75,000           483
    Nippon Telegraph & Telephone                              195           968
    Nissan Motor                                           86,000           865
    Nisshin Steel                                         100,000           404
    Nomura Holdings                                        35,000           669
    NSK                                                    65,000           629
    NTT DoCoMo                                                430           732
    ORIX                                                    1,500           400
    Ricoh                                                  30,000           659
    Sanwa Shutter                                          50,000           308
    Sawai Pharmaceutical (A)                                8,000           332
    Shiga Bank                                             90,000           634
    Shin-Etsu Chemical                                     12,000           775
    Shizuoka Bank                                          33,000           348
    Sumitomo                                               70,000         1,199
    Sumitomo Mitsui Financial Group                           110           961
    Sumitomo Trust & Banking                               60,000           586
    Takeda Pharmaceutical                                  15,000           973
    Teijin                                                 85,000           438
    Toho Pharmaceutical                                    25,000           420
    Tokai Carbon                                           65,000           560
    Tokyo Electric Power                                   12,000           399
    Tokyo Electron                                         15,000         1,040
    Toshiba                                               100,000           745
    Toyota Motor                                           37,000         2,248
    Toyota Motor ADR*                                       3,500           425
    Yamaha Motor                                           26,000           687
                                                                       --------
                                                                         45,240
                                                                       --------
LUXEMBURG - 0.2%
    Millicom International Cellular (A)                     6,000           487
                                                                       --------
MALAYSIA - 1.0%
    Digi.Com B                                             93,000           552
    Genting                                               320,000           792
    IJM Corp                                              117,000           296
    Lafarge Malayan Cement Berhad                         600,000           307
    Malayan Banking                                        88,000           307
    Sime Darby                                            184,000           494
    Tanjong                                                97,000           475
                                                                       --------
                                                                          3,223
                                                                       --------

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
MEXICO - 1.2%
    America Movil ADR                                      10,000      $    525
    Carso Global Telecom (A)                               82,000           373
    Cemex ADR*                                             12,226           397
    Empresas ICA Sociedad
      Controladora ADR (A)*                                 5,000           236
    Grupo Financiero Banorte, Cl (A)                       70,000           305
    Grupo Mexico, Ser B                                    60,000           323
    Grupo Televisa ADR                                     10,400           292
    Organizacion Soriana, Cl B (A)                         50,000           161
    Telefonos de Mexico ADR (A)                            15,000           512
    Urbi Desarrollos Urbanos*                              50,000           209
    Wal-Mart de Mexico, Ser V                             104,200           409
                                                                       --------
                                                                          3,742
                                                                       --------
NETHERLANDS - 5.5%
    ABN AMRO Holding (A)                                   30,000         1,455
    Aegon (A)                                              43,000           887
    Akzo Nobel                                              7,000           562
    Arcelor Mittal                                         27,625         1,475
    ASML Holding*                                          17,000           462
    Fortis                                                 25,000         1,124
    Hagemeyer (A)                                          40,000           189
    Heineken                                               18,000           963
    ING Groep (A)                                          60,000         2,733
    Koninklijke DSM                                        10,000           477
    Koninklijke Philips Electronics                        20,020           822
    Randstad Holding                                        6,000           469
    Rodamco Europe                                          5,000           736
    Royal Dutch Shell, Cl A GBP                            77,000         2,674
    Royal Dutch Shell, Cl B GBP                            28,733         1,012
    Royal KPN                                              43,000           730
    TNT                                                    13,000           585
    Wolters Kluwer (A)                                     15,000           444
                                                                       --------
                                                                         17,799
                                                                       --------
NORWAY - 1.6%
    DnB NOR (A)                                            60,500           863
    Norsk Hydro (A)                                        52,500         1,810
    Statoil (A)                                            38,000         1,064
    Telenor (A)                                            30,000           558
    Yara International                                     30,000           875
                                                                       --------
                                                                          5,170
                                                                       --------
PHILIPPINES - 0.9%
    Ayala                                                  11,700           147
    Ayala Land                                            563,000           205
    Banco de Oro Universal Bank                           350,000           437
    Bank of the Philippine Islands                        103,000           139
    Filinvest Land                                      6,200,000           229
    Globe Telecom                                          13,100           338
    Megaworld                                           4,500,000           305
    Metropolitan Bank & Trust                             132,000           172
    Paxys                                                 500,000           304

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
PHILIPPINES - (CONTINUED)
    Philippine Long
         Distance Telephone                                 5,600      $    299
    SM Investments                                         56,000           420
                                                                       --------
                                                                          2,995
                                                                       --------
POLAND - 1.2%
    Bank Pekao                                              7,100           667
    Bank Zachodni WBK                                       3,800           415
    Cersanit Krasnystaw                                    30,000           515
    Ciech                                                  14,000           460
    Dom Development                                         6,000           386
    Globe Trade Centre                                     20,000           353
    KGHM Polska Miedz                                       5,000           190
    Powszechna Kasa
      Oszczednosci Bank Polski                             23,000           419
    Telekomunikacja Polska                                 52,000           417
                                                                       --------
                                                                          3,822
                                                                       --------
PORTUGAL - 0.5%
    Banco BPI                                              15,000           129
    Banco Comercial Portugues, Cl R                        90,000           378
    Banco Espirito Santo                                    6,000           120
    Brisa-Auto Estradas de Portugal                         8,000           106
    Cimpor Cimentos de Portugal                            16,000           146
    Energias de Portugal                                   60,000           328
    Portugal Telecom                                       25,000           357
                                                                       --------
                                                                          1,564
                                                                       --------
RUSSIA - 0.2%
    OAO Gazprom ADR                                         5,000           196
    Sberbank, Cl S                                             10            39
    Unified Energy System, GDR                              2,500           326
                                                                       --------
                                                                            561
                                                                       --------
SINGAPORE - 1.9%
    CapitaLand                                            120,000           664
    City Developments                                      30,000           314
    DBS Group Holdings                                     45,000           624
    K-REIT Asia                                            74,000           145
    Keppel                                                 53,000           741
    Keppel Land                                            73,000           422
    SembCorp Industries                                   190,000           606
    SembCorp Marine                                        76,000           180
    Singapore Exchange                                     70,000           336
    Singapore Technologies
      Engineering                                         200,000           471
    Singapore Telecommunications                          191,900           417
    StarHub                                               186,570           357
    United Overseas Bank                                   38,000           531
    UOL Group                                             100,000           316
                                                                       --------
                                                                          6,124
                                                                       --------

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
SOUTH KOREA - 1.6%
    Cheil Industries                                        9,000      $    340
    Daewoo Engineering &
      Construction                                         19,000           473
    Hana Financial Group                                    6,575           343
    Hynix Semiconductor*                                    8,000           273
    Hyundai Engineering &
      Construction*                                         3,600           214
    Hyundai Heavy Industries                                1,700           428
    Hyundai Securities                                     13,000           199
    Hyundai Steel                                          10,000           412
    Kookmin Bank                                            4,000           358
    Korea Investment Holdings                               7,000           413
    LG Telecom*                                            35,000           365
    Samsung Electronics                                       900           551
    Samsung Heavy Industries                                7,700           252
    Shinhan Financial Group                                 5,000           282
    SK                                                      3,000           327
                                                                       --------
                                                                          5,230
                                                                       --------
SPAIN - 3.4%
    ACS Actividades Cons y Serv (A)                        14,000           868
    Banco Bilbao Vizcaya
      Argentaria                                           29,566           707
    Banco Sabadell (A)*                                    12,500           566
    Banco Santander
      Central Hispano (A)*                                 88,000         1,584
    Fomento de Construcciones
      y Contratas                                           9,000           837
    Grifols                                                45,000           782
    Grupo Ferrovial (A)                                    12,000         1,303
    Iberdrola                                               3,266           163
    Inditex                                                12,000           738
    Indra Sistemas (A)                                     35,000           861
    La Seda de Barcelona, Cl B (A)*                       150,000           478
    Mapfre (A)                                            130,000           677
    Repsol YPF*                                            14,500           478
    Telefonica (A)                                         40,000           898
                                                                       --------
                                                                         10,940
                                                                       --------
SWEDEN - 2.7%
    Alfa Laval (A)                                          7,000           426
    Assa Abloy, Cl B (A)                                   15,000           336
    Electrolux, Cl B (A)                                   14,000           364
    Getinge, Cl B                                          20,000           458
    Hennes & Mauritz, Cl B (A)                             10,000           662
    Investor, Cl B                                         24,000           642
    JM                                                     15,000           516
    Munters                                                 9,000           437
    Nordea Bank (A)                                        40,000           692
    Peab                                                   12,000           382
    Sandvik (A)*                                           31,000           592
    Skandinaviska
      Enskilda Banken, Cl A                                14,000           513
    Ssab Svenskt Stal, Cl A                                15,000           530
    Swedbank, Cl A (A)                                     12,000           463

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
SWEDEN - (CONTINUED)
    Telefonaktiebolaget
      LM Ericsson, Cl B (A)                               180,000      $    688
    TeliaSonera (A)                                        35,000           284
    Volvo, Cl B                                            35,000           687
                                                                       --------
                                                                          8,672
                                                                       --------
SWITZERLAND - 7.1%
    ABB*                                                   70,000         1,399
    Compagnie Financiere
      Richemont, Cl A                                      10,000           603
    Credit Suisse Group                                    24,977         1,960
    Holcim                                                  7,400           793
    Julius Baer Holding                                    22,000         1,534
    Lonza Group                                            11,000         1,075
    Nestle (A)                                              8,500         3,365
    Novartis                                               53,002         3,079
    Roche Holding                                          14,333         2,699
    Swiss Reinsurance (A)                                  12,500         1,175
    Syngenta                                                6,000         1,192
    UBS                                                    46,974         3,053
    Zurich Financial Services                               3,698         1,073
                                                                       --------
                                                                         23,000
                                                                       --------
THAILAND - 0.0%
    Siam Cement                                             2,000            14
                                                                       --------
TURKEY - 1.0%
    Akbank TAS                                             35,999           259
    Ford Otomotiv Sanayi                                   55,000           466
    KOC Holding*                                           66,500           326
    Tupras Turkiye Petrol Rafine                           30,000           606
    Turk Sise ve Cam Fabrikalari*                          80,000           304
    Turkiye Garanti Bankasi*                              170,000           824
    Turkiye Is Bankasi, Cl C*                              91,607           433
                                                                       --------
                                                                          3,218
                                                                       --------
UNITED KINGDOM - 14.0%
    Alliance Boots                                         33,300           743
    Amlin                                                  92,000           566
    Anglo American                                         24,000         1,264
    Arriva                                                 25,000           376
    AstraZeneca                                            24,085         1,310
    Aviva                                                  52,000           816
    BAE Systems                                            80,000           725
    Barclays                                              115,000         1,660
    BG Group                                               57,000           821
    BHP Billiton                                           60,000         1,341
    BP                                                    190,600         2,138
    BP ADR                                                  5,000           337
    British Airways*                                       50,000           503
    British American Tobacco                               25,000           774
    British Land                                           35,000         1,022
    British Sky Broadcasting Group                         23,000           263

--------------------------------------------------------------------------------

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
UNITED KINGDOM - (CONTINUED)
    BT Group                                               90,000      $    566
    Diageo                                                 44,000           927
    easyJet*                                               40,000           562
    Enterprise Inns                                        80,800         1,029
    GKN                                                    55,000           420
    GlaxoSmithKline                                        71,044         2,049
    Group 4 Securicor                                     175,000           799
    HBOS                                                   52,800         1,133
    Henderson Group                                       156,000           497
    HSBC Holdings                                         127,000         2,343
    Imperial Chemical Industries                           75,000           794
    Imperial Tobacco Group                                 12,000           523
    Informa                                                52,000           613
    International Power                                   125,000         1,093
    Lloyds TSB Group                                       57,000           658
    Man Group                                             120,000         1,343
    Mitchells & Butlers                                    37,317           590
    Next                                                   10,000           466
    Northern Rock                                          20,000           428
    Old Mutual                                             89,000           316
    Persimmon                                              40,000         1,070
    Prudential                                             46,000           683
    Punch Taverns                                          18,000           465
    Reckitt Benckiser                                      12,000           656
    Rio Tinto                                              15,500           942
    Rolls-Royce Group*                                     30,230           288
    Rolls-Royce Group, Cl B*                            1,789,616             4
    Royal Bank of Scotland Group                           51,200         1,960
    Sage Group                                             60,000           315
    Scottish & Southern Energy                             22,000           658
    Severn Trent                                            6,666           197
    Taylor Woodrow                                         75,000           723
    Tesco                                                 120,000         1,103
    Travis Perkins                                         15,000           598
    Unilever                                               23,850           746
    United Utilities                                       30,000           447
    Vodafone Group                                        553,385         1,574
    Whitbread                                              10,416           391
    WPP Group                                              23,000           341
                                                                       --------
                                                                         44,969
                                                                       --------
  TOTAL FOREIGN COMMON STOCK
    (Cost $211,879)                                                     310,371
                                                                       --------
--------------------------------------------------------------------------------
PREFERRED STOCK - 0.7%
--------------------------------------------------------------------------------
GERMANY - 0.7%
    Porsch                                                    350           586
    ProSiebenSat.1 Media                                       27           983
    Volkswagen                                                  5           506
                                                                       --------
  TOTAL PREFERRED STOCK
    (Cost $1,298)                                                         2,075
                                                                       --------
--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WARRANT - 0.0%
--------------------------------------------------------------------------------
INDONESIA - 0.0%
  Ciputra, Expires 11/30/09*                                  469      $     24
                                                                       --------
  TOTAL WARRANT
    (Cost $--)                                                               24
--------------------------------------------------------------------------------
RIGHT - 0.0%
--------------------------------------------------------------------------------
SWEDEN - 0.0%
  JM, Expires 06/04/07 (C)*                                15,000             5
                                                                       --------
  TOTAL RIGHT
    (Cost $--)                                                                5
                                                                       --------
--------------------------------------------------------------------------------
MASTER NOTES - 5.2%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.513%, 05/02/07                                   $   10,000        10,000
  JPMorgan (B)
    5.393%, 05/15/07                                        6,750         6,750
                                                                       --------
  TOTAL MASTER NOTES
    (Cost $16,750)                                                       16,750
                                                                       --------
--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANIES - 0.9%
--------------------------------------------------------------------------------
    iShares MSCI Germany
      Index Fund (A)                                       18,000           565
    iShares MSCI Japan
      Index Fund (A)                                       35,000           500
    iShares MSCI United
      Kingdom Index Fund                                   70,700         1,757
                                                                       --------
  TOTAL REGULATED INVESTMENT COMPANIES
    (Cost $2,533)                                                         2,822
                                                                       --------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 19.0%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.363%, dated 04/30/07,
    matures on 05/01/07,
    repurchase price $2,000,298
    (collateralized by various
    mortgage obligations, ranging
    in par value from $120,127 -
    $537,304, 0.000% - 6.250%,
    09/15/21 - 02/28/37, with
    total market value
    $2,100,672)                                             2,000         2,000

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.413%, dated 04/30/07,
    matures on 05/01/07,
    repurchase price $52,507,894
    (collateralized by various
    mortgage obligations, ranging
    in par value from $3,152,242
    - $14,099,295, 0.000% -
    6.250%, 09/15/21-02/28/37,
    with total market value
    $55,123,349)                                       $   52,500      $ 52,500
  Credit Suisse Securities
    5.100%, dated 04/30/07,
    matures on 05/01/07,
    repurchase price $5,087,977
    (collateralized by a U.S.
    Treasury obligation, par
    value 5,225,000, 0.000%,
    04/15/12, with total market
    value $5,193,388)                                       5,087         5,087
  Lehman Brothers (B)
    5.363%, dated 04/30/07,
    matures on 05/01/07,
    repurchase price $1,688,332
    (collateralized by an
    asset-backed obligation, par
    value $1,719,009, 5.010%,
    02/25/11, with total market
    value $1,721,843)                                       1,688         1,688
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $61,275)                                                       61,275
                                                                       --------
TOTAL INVESTMENTS - 122.1% +
  (Cost $293,735)                                                       393,322
                                                                       --------
Other Assets & Liabilities - (22.1)%                                    (71,125)
                                                                       --------
NET ASSETS - 100.0%                                                    $322,197
                                                                       ========

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2007 IS $72,938,081.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   SECURITY IS FAIR VALUED

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
GBP -- GREAT BRITISH POUND
GDR -- GLOBAL DEPOSITARY RECEIPT
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $293,735 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $100,320 (000) AND $(733) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - 98.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.9%
    Abercrombie & Fitch,
      Cl A                                                  8,765      $    716
    Coach*                                                 27,290         1,333
    Federated Department Stores                            22,595           992
    Harman International Industries                         6,750           823
    Hilton Hotels                                          39,535         1,344
    International Game Technology                          28,955         1,104
    Kohls*                                                 19,665         1,456
    Lamar Advertising, Cl A (A)                            30,420         1,835
    Las Vegas Sands*                                       10,140           864
    News, Cl A                                             59,700         1,337
    Nordstrom                                              14,510           797
    Staples                                                51,440         1,276
    Starbucks (A)*                                         36,925         1,145
    Target                                                 29,220         1,735
    Tiffany                                                15,430           736
                                                                       --------
                                                                         17,493
                                                                       --------
CONSUMER STAPLES - 14.2%
    Altria Group                                           27,240         1,877
    Cadbury Schweppes ADR                                  18,760           995
    Colgate-Palmolive                                      26,055         1,765
    CVS Caremark                                           48,320         1,751
    PepsiCo                                                54,280         3,587
    Procter & Gamble                                       86,745         5,579
    Wal-Mart Stores                                        51,200         2,454
    Walgreen                                               30,136         1,323
                                                                       --------
                                                                         19,331
                                                                       --------
ENERGY - 10.1%
    Chevron                                                25,600         1,991
    Exxon Mobil                                            74,765         5,935
    Occidental Petroleum                                   26,560         1,347
    Schlumberger                                           23,235         1,715
    Smith International (A)                                32,630         1,711
    XTO Energy                                             19,770         1,073
                                                                       --------
                                                                         13,772
                                                                       --------
FINANCIALS - 9.5%
    Aflac                                                  15,465           794
    American Express                                       23,225         1,409
    American International Group                           67,445         4,715
    Bank of America                                        34,560         1,759
    Citigroup                                              34,315         1,840
    Goldman Sachs Group                                     2,880           630
    Merrill Lynch                                          10,975           990
    Wells Fargo                                            23,170           831
                                                                       --------
                                                                         12,968
                                                                       --------

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - 17.0%
    Abbott Laboratories                                    31,050      $  1,758
    Allergan                                               15,170         1,839
    Amgen*                                                  9,800           629
    Charles River Laboratories*                            13,710           649
    Eli Lilly                                              36,490         2,158
    Genentech*                                             11,740           939
    Gilead Sciences*                                       51,265         4,189
    Johnson & Johnson                                      25,000         1,605
    Medtronic                                              40,870         2,163
    Novartis ADR                                           27,845         1,618
    Roche Holdings ADR                                     14,200         1,335
    Sanofi-Aventis ADR (A)                                 24,160         1,108
    Schering-Plough                                        73,820         2,342
    WellPoint*                                             10,040           793
                                                                       --------
                                                                         23,125
                                                                       --------
INDUSTRIALS - 9.7%
    Boeing                                                 11,845         1,102
    Danaher                                                17,070         1,215
    Emerson Electric                                       18,965           891
    Empresa Brasileira
      de Aeronautica ADR                                    3,435           161
    Expeditors International
      Washington (A)                                       35,720         1,493
    General Electric                                      137,844         5,081
    Rockwell Automation                                    21,600         1,286
    United Technologies                                    28,395         1,906
                                                                       --------
                                                                         13,135
                                                                       --------
INFORMATION TECHNOLOGY - 21.0%
    Adobe Systems*                                         29,020         1,206
    Applied Materials                                      50,715           975
    Automatic Data Processing                              22,600         1,011
    Broadcom, Cl A*                                        40,060         1,304
    Broadridge Financial Solutions*                         5,650           113
    Cisco Systems*                                        217,310         5,811
    F5 Networks*                                           10,650           818
    Formfactor*                                            15,885           656
    Google, Cl A*                                           5,770         2,720
    Intel                                                 120,995         2,601
    Intersil, Cl A                                         24,000           715
    Maxim Integrated Products                              34,770         1,103
    Microsoft                                             158,670         4,750
    Network Appliance*                                     23,710           882
    Oracle (A)*                                            53,810         1,012
    Paychex                                                27,135         1,007
    Qualcomm                                               42,510         1,862
                                                                       --------
                                                                         28,546
                                                                       --------
MATERIALS - 2.5%
    Monsanto                                               31,560         1,862
    Praxair                                                24,525         1,583
                                                                       --------
                                                                          3,445
                                                                       --------

--------------------------------------------------------------------------------

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.7%
    Verizon Communications                                 25,850      $    987
                                                                       --------
UTILITIES - 0.8%
    Cleco                                                  41,125         1,154
                                                                       --------
  TOTAL COMMON STOCK
    (Cost $122,931)                                                     133,956
                                                                       --------
--------------------------------------------------------------------------------
MASTER NOTES - 2.6%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.513%, 05/02/07                                     $  1,250         1,250
  JPMorgan (B)
    5.393%, 05/15/07                                        2,250         2,250
                                                                       --------
  TOTAL MASTER NOTES
    (Cost $3,500)                                                         3,500
                                                                       --------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 6.1%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.413%, dated 04/30/07,
    matures on 05/01/07,
    repurchase price $2,500,376
    (collateralized by various
    mortgage obligations, ranging
    in par value from $150,107 -
    $671,395, 0.000% - 6.250%,
    09/15/21-02/28/37, with total
    market value $2,624,921)                                2,500         2,500
  Credit Suisse Securities
    5.100%, dated 04/30/07,
    matures on 05/01/07,
    repurchase price $4,366,199
    (collateralized a U.S.
    Treasury obligaion, par value
    $4,225,000, 5.12%, 05/15/16,
    with total market value of
    $4,455,352)                                             4,366         4,366

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  Lehman Brothers (B)
    5.363%, dated 04/30/07,
    matures on 05/01/07,
    repurchase price $1,406,786
    (collateralized by an
    asset-backed obligation, par
    value $1,432,346, 5.010%,
    02/25/11, with total market
    value $1,434,708)                                    $  1,407      $  1,407
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $8,273)                                                         8,273
                                                                       --------
TOTAL INVESTMENTS - 107.1% +
  (Cost $134,704)                                                       145,729
                                                                       --------
Other Assets & Liabilities - (7.1)%                                      (9,640)
                                                                       --------
NET ASSETS - 100.0%                                                    $136,089
                                                                       ========

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2007 WAS $7,406,576.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $134,724 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $12,432 (000) AND $(1,427) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - 99.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 10.1%
    Big Lots (A)*                                          91,400      $  2,943
    Coach*                                                 72,500         3,540
    DIRECTV Group*                                        135,800         3,238
    EchoStar Communications, Cl A*                         36,900         1,717
    Hasbro                                                111,500         3,525
    ITT Educational Services*                              24,600         2,391
    Jones Apparel Group                                    44,400         1,483
    Kohls*                                                 39,900         2,954
    Mattel                                                 74,000         2,094
    NVR (A)*                                                4,100         3,379
    Shaw Communications, Cl B                              83,800         3,247
    Time Warner                                           289,500         5,972
    TRW Automotive Holdings*                               80,900         2,998
                                                                       --------
                                                                         39,481
                                                                       --------
CONSUMER STAPLES - 7.3%
    ConAgra Foods                                         145,600         3,579
    Dean Foods                                             40,300         1,468
    Estee Lauder, Cl A                                     50,200         2,581
    General Mills                                          23,900         1,432
    Kroger                                                164,700         4,860
    Molson Coors Brewing, Cl B (A)                         37,100         3,498
    NBTY*                                                  57,100         2,821
    PepsiCo                                                55,800         3,688
    Reynolds American                                      24,000         1,542
    Safeway                                                80,300         2,915
                                                                       --------
                                                                         28,384
                                                                       --------
ENERGY - 15.1%
    Chevron                                               167,000        12,991
    ConocoPhillips                                         87,344         6,057
    Exxon Mobil                                           337,100        26,759
    Holly                                                  53,600         3,409
    Marathon Oil                                           59,200         6,012
    Sunoco                                                 47,600         3,595
                                                                       --------
                                                                         58,823
                                                                       --------
FINANCIALS - 34.3%
    Allstate                                               95,700         5,964
    Assurant (A)                                           56,100         3,227
    Axis Capital Holdings                                  80,300         2,979
    Bank of America                                        90,400         4,601
    Bear Stearns                                           11,300         1,759
    Brookfield Asset Management, Cl A                      56,100         3,262
    CIT Group                                              44,900         2,678
    Citigroup                                             287,800        15,432
    Comerica                                               51,700         3,201
    Countrywide Financial                                 118,100         4,379
    Credicorp                                              15,200           793
    First American                                         58,800         3,028
    Goldman Sachs Group                                    23,200         5,072
    Hanover Insurance Group                                 3,600           166

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
    Jones Lang LaSalle                                     25,200      $  2,709
    JPMorgan Chase                                        259,500        13,520
    Lehman Brothers Holdings                               40,300         3,034
    Loews                                                  43,200         2,044
    Merrill Lynch                                          82,500         7,444
    Morgan Stanley                                         91,500         7,687
    Odyssey Re Holdings (A)                                29,600         1,240
    PMI Group                                              58,700         2,845
    Principal Financial Group                              50,900         3,232
    Safeco (A)                                             45,100         3,010
    Travelers                                              54,400         2,943
    US Bancorp                                            190,400         6,540
    Wachovia                                              106,600         5,921
    Washington Mutual (A)                                 127,000         5,332
    Wells Fargo                                           256,800         9,217
                                                                       --------
                                                                        133,259
                                                                       --------
HEALTH CARE - 7.6%
    Aetna                                                  54,300         2,546
    AmerisourceBergen                                      66,300         3,314
    Cardinal Health                                        53,300         3,728
    Cigna                                                  20,300         3,158
    Forest Laboratories*                                   27,700         1,474
    McKesson                                               61,900         3,642
    Pfizer                                                383,500        10,147
    WellPoint*                                             18,500         1,461
                                                                       --------
                                                                         29,470
                                                                       --------
INDUSTRIALS - 5.6%
    Acuity Brands                                          27,600         1,632
    Caterpillar                                            34,600         2,513
    Honeywell International                                74,000         4,009
    Lennox International                                   21,300           720
    Lockheed Martin                                        22,300         2,144
    Norfolk Southern                                       42,700         2,273
    Northrop Grumman                                       60,700         4,470
    Parker Hannifin                                        43,100         3,971
                                                                       --------
                                                                         21,732
                                                                       --------
INFORMATION TECHNOLOGY - 2.6%
    Avnet (A)*                                             85,100         3,481
    Fiserv*                                                27,400         1,457
    Ingram Micro, Cl A*                                    40,200           789
    International Business Machines                        15,000         1,533
    Microsoft                                              49,200         1,473
    Oracle (A)*                                            80,600         1,515
                                                                       --------
                                                                         10,248
                                                                       --------
MATERIALS - 4.3%
    Alcan                                                  38,700         2,278
    Dow Chemical                                           50,300         2,244
    Greif, Cl A                                            25,800         1,435

--------------------------------------------------------------------------------

                                                          WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                       Shares/Par(000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
MATERIALS - (CONTINUED)
    Methanex                                               78,800      $  1,890
    Nova Chemicals (A)                                     49,400         1,636
    Nucor                                                  58,500         3,712
    Southern Copper (A)                                    23,800         1,911
    Vulcan Materials (A)                                   13,700         1,694
                                                                       --------
                                                                         16,800
                                                                       --------
TELECOMMUNICATIONS - 6.2%
    AT&T                                                  226,832         8,783
    CenturyTel                                             70,400         3,242
    Rogers Communications, Cl B (A)                        68,600         2,618
    Sprint Nextel                                          79,100         1,584
    Telephone & Data Systems                               19,400         1,105
    US Cellular*                                            6,700           486
    Verizon Communications                                160,300         6,120
                                                                       --------
                                                                         23,938
                                                                       --------
UTILITIES - 6.2%
    AGL Resources                                          27,500         1,197
    Alliant Energy                                         24,500         1,073
    American Electric Power                                84,700         4,254
    Edison International                                   70,200         3,675
    Energen                                                34,400         1,928
    Energy East                                            60,500         1,465
    Entergy                                                16,500         1,867
    FirstEnergy (A)                                        73,000         4,996
    PG&E                                                   32,300         1,635
    TXU                                                    30,100         1,974
                                                                       --------
                                                                         24,064
                                                                       --------
  TOTAL COMMON STOCK
    (Cost $322,068)                                                     386,199
                                                                       --------
--------------------------------------------------------------------------------
MASTER NOTES - 2.8%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.513%, 05/02/07                                     $  6,250         6,250
  JPMorgan (B)
    5.393%, 05/15/07                                        4,500         4,500
                                                                       --------
  TOTAL MASTER NOTES
    (Cost $10,750)                                                       10,750
                                                                       --------
--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATION - 1.9%
--------------------------------------------------------------------------------
  Liquid Funding (B) (C)
    5.350%, 11/30/07                                     $  7,500      $  7,499
                                                                       --------
  TOTAL CORPORATE OBLIGATION
    (Cost $7,499)                                                         7,499
                                                                       --------
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 1.3%
--------------------------------------------------------------------------------
  Natexis (B)
    5.375%, 05/08/07                                        5,000         5,000
                                                                       --------
  TOTAL CERTIFICATE OF DEPOSIT
    (Cost $5,000)                                                         5,000
                                                                       --------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.0%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.413%, dated 04/30/07,
    matures on 05/01/07,
    repurchase price $2,000,301
    (collateralized by various
    mortgage obligations, ranging
    in par value from $120,127 -
    $537,304, 0.000% - 6.250%,
    09/15/21-02/28/37, with total
    market value $2,100,672)                                2,000         2,000
  Credit Suisse Securities
    5.100%, dated 04/30/07,
    matures on 05/01/07,
    repurchase price $2,968,673
    (collateralized by a U.S.
    Treasury obligation, par
    value $2,875,000, 5.12%,
    05/15/16, with total market
    value of $3,031,749)                                    2,968         2,968
  Lehman Brothers (B)
    5.363%, dated 04/30/07,
    matures on 05/01/07,
    repurchase price $6,869,158
    (collateralized by an
    asset-backed obligation, par
    value $6,993,967, 5.010%,
    02/25/11, with total market
    value $7,005,499)                                       6,868         6,868
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $11,836)                                                       11,836
                                                                       --------

TOTAL INVESTMENTS - 108.3% +
  (Cost $357,153)                                                       421,284
                                                                       --------

Other Assets & Liabilities - (8.3)%                                     (32,218)
                                                                       --------

NET ASSETS - 100.0%                                                    $389,066
                                                                       ========

--------------------------------------------------------------------------------

                                                          WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2007 WAS $32,116,627.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2007.

CL -- CLASS

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $357,232 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $66,219 (000) AND $(2,167) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                          WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - 98.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 16.5%
    American Greetings, Cl A (A)                            1,000      $     25
    Applebees International*                                4,700           128
    Arctic Cat                                             15,300           272
    Asbury Automotive Group (A)                               300             9
    Belo, Cl A                                             14,400           277
    Bob Evans Farms                                         1,300            48
    Borders Group                                             100             2
    Columbia Sportswear                                       600            38
    Cost Plus (A)*                                         25,500           249
    Ethan Allen Interiors (A)                                 200             7
    Finish Line, Cl A                                       1,400            18
    Fossil*                                                 4,200           118
    Fred's                                                  3,200            46
    Furniture Brands International (A)                     15,600           251
    Hooker Furniture                                          400             9
    Kellwood                                                8,600           242
    Lodgian*                                                4,000            55
    Modine Manufacturing                                   10,700           248
    Monaco Coach                                              600             9
    Nautilus (A)                                            3,300            46
    Pacific Sunwear Of California*                          6,400           134
    PEP Boys-Manny Moe & Jack (A)                          17,400           325
    PF Chang's China Bistro (A)*                            7,000           268
    priceline.com (A)*                                        700            39
    Regis                                                   8,600           329
    Rent-A-Center*                                          3,300            92
    Ruby Tuesday (A)                                       11,700           313
    Salem Communications Holding, Cl A*                    12,700           146
    Steak N Shake*                                          3,300            53
    Stewart Enterprises, Cl A (A)                           7,300            55
    Stride Rite                                             1,200            17
    Tupperware Brands                                         200             6
    Westwood One                                           11,200            76
                                                                       --------
                                                                          3,950
                                                                       --------
CONSUMER STAPLES - 3.2%
    Elizabeth Arden*                                       12,400           279
    Lancaster Colony                                        3,900           165
    Nash Finch (A)                                            400            15
    Performance Food Group (A)*                             6,200           194
    Ralcorp Holdings (A)*                                   1,900           125
                                                                       --------
                                                                            778
                                                                       --------
ENERGY - 5.5%
    Alpha Natural Resources*                                8,300           144
    Brigham Exploration*                                   45,800           278
    Callon Petroleum (A)*                                   7,100            98
    Newpark Resources*                                     41,700           343
    Oil States International*                               3,700           125
    Petroleum Development (A)*                                200            10
    Western Refining                                        8,200           325
                                                                       --------
                                                                          1,323
                                                                       --------

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - 20.0%
    Amcore Financial (A)                                    3,700      $    106
    American Home Mortgage
       Investment REIT (A)                                  4,400           109
    Anthracite Capital REIT                                27,300           317
    Arbor Realty Trust REIT                                11,000           339
    Asset Acceptance Capital*                               1,500            28
    BankUnited Financial, Cl A (A)                          3,300            71
    Downey Financial (A)                                    3,900           261
    First Bank of Puerto Rico (A)                          28,600           359
    First Community Bancshares                              2,800            92
    Flagstar Bancorp (A)                                    6,100            72
    LaBranche (A)*                                         33,100           269
    Luminent Mortgage Capital REIT                         41,300           341
    MCG Capital (A)                                         5,400            95
    Newcastle Investment REIT                               9,000           263
    Odyssey Re Holdings (A)                                 7,000           293
    Ohio Casualty                                           9,000           285
    Pacific Capital Bancorp                                 9,200           248
    Redwood Trust (A)                                       6,400           321
    Taylor Capital Group                                    3,300            98
    United PanAm Financial*                                14,100           200
    Vineyard National Bancorp (A)                          12,600           288
    W Holding Company                                      71,500           346
                                                                       --------
                                                                          4,801
                                                                       --------
HEALTH CARE - 10.9%
    Apria Healthcare Group*                                 8,500           270
    Bio-Rad Laboratories, Cl A*                             2,000           142
    Bradley Pharmaceuticals (A)*                           13,900           273
    Candela*                                               28,000           324
    Conmed*                                                 4,400           133
    Enzon Pharmaceuticals*                                 40,900           347
    Kindred Healthcare*                                     8,200           286
    Martek Biosciences (A)*                                12,200           263
    Par Pharmaceutical*                                     1,900            51
    Quidel*                                                   700            10
    Sciele Pharma (A)*                                      4,100           101
    STERIS                                                 11,300           289
    Varian (A)*                                             2,200           127
                                                                       --------
                                                                          2,616
                                                                       --------
INDUSTRIALS - 14.5%
    ABM Industries (A)                                      9,900           279
    ABX Air*                                                9,100            59
    American Woodmark (A)                                   6,600           228
    AO Smith (A)                                            3,100           118
    Commercial Vehicle Group*                              13,800           271
    Cubic                                                   2,900            58
    Deluxe                                                  8,800           333
    EnerSys*                                                  700            11
    ExpressJet Holdings (A)*                               36,000           215
    Federal Signal                                         14,600           231
    GrafTech International (A)*                            32,300           322

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INDUSTRIALS - (CONTINUED)
    Griffon*                                                1,500      $     36
    Mesa Air Group (A)*                                     3,700            25
    MTC Technologies (A)*                                  13,200           273
    PAM Transportation Services*                            7,300           139
    Rush Enterprises, Cl A*                                 8,500           177
    Saia*                                                  10,400           292
    Spherion*                                               8,700            74
    United Stationers*                                      4,700           280
    Washington Group International*                           300            20
    Werner Enterprises                                      1,200            23
                                                                       --------
                                                                          3,464
                                                                       --------
INFORMATION TECHNOLOGY - 18.7%
    AMIS Holdings*                                          5,400            63
    Amkor Technology (A)*                                  12,200           171
    Anixter International (A)*                              4,300           308
    Arris Group*                                            7,700           114
    Black Box (A)                                          10,300           375
    Brooks Automation*                                      3,600            63
    Ciber (A)*                                             37,500           306
    Earthlink*                                             45,000           345
    EMS Technologies*                                         300             6
    Gevity HR (A)                                           3,100            58
    Hutchinson Technology (A)*                              9,200           175
    Insight Enterprises*                                    5,000            99
    IXYS*                                                  26,800           245
    Jack Henry & Associates                                 2,600            62
    Kulicke & Soffa Industries (A)*                           700             7
    LTX*                                                    1,200             7
    Methode Electronics (A)                                10,100           152
    MKS Instruments*                                          900            24
    ON Semiconductor (A)*                                  26,500           284
    Palm (A)*                                               2,400            40
    Plantronics                                             4,600           115
    Progress Software*                                     10,400           313
    QAD                                                    20,900           199
    RF Micro Devices (A)*                                  12,000            75
    Startek                                                 8,000            77
    Sybase*                                                10,800           261
    SYNNEX*                                                 8,900           174
    TriQuint Semiconductor (A)*                             3,800            20
    United Online                                          20,100           290
    Utstarcom (A)*                                          5,700            41
                                                                       --------
                                                                          4,469
                                                                       --------
MATERIALS - 4.7%
    Buckeye Technologies*                                   3,100            39
    Caraustar Industries*                                  11,200            80
    Georgia Gulf (A)                                       15,200           243
    Headwaters (A)*                                         1,400            30
    Mercer International Incorporated                      11,700           143
    NN                                                     10,100           120

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
MATERIALS - (CONTINUED)
    Olin                                                    1,800      $     31
    Quanex (A)                                                600            26
    Sensient Technologies                                   4,000           105
    Worthington Industries (A)                             13,800           307
                                                                       --------
                                                                          1,124
                                                                       --------
TELECOMMUNICATIONS - 1.4%
    Premiere Global Services*                               2,700            33
    SureWest Communications (A)                            11,300           286
    USA Mobility (A)                                          500            11
                                                                       --------
                                                                            330
                                                                       --------
UTILITIES - 2.6%
    Black Hills                                             1,300            52
    CH Energy Group                                           800            38
    Nicor                                                   3,000           154
    Westar Energy                                          10,800           294
    WGL Holdings                                            2,300            78
                                                                       --------
                                                                            616
                                                                       --------
  TOTAL COMMON STOCK
    (Cost $23,123)                                                       23,471
                                                                       --------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 43.9%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.413%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $1,000,150 (collateralized by
    various mortgage obligations,
    ranging in par value from $60,064
    - $268,652, 0.000% - 6.250%,
    09/15/21 - 02/28/37, with total
    market value $1,050,336)                             $  1,000         1,000
  Bear Stearns (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $2,500,372 (collateralized by
    various mortgage obligations,
    ranging in par value from
    $150,107 - $671,395, 0.000% -
    6.250%, 09/15/21-02/28/37, with
    total market value $2,624,921)                          2,500         2,500
  Credit Suisse Securities
    5.100%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $2,043,567 (collateralized by a
    U.S. Treasury obligation, par
    value $2,100,000, 0.000%,
    04/15/12, with total market value
    of $2,087,295)                                          2,043         2,043

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  Lehman Brothers (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $4,960,739 (collateralized by an
    asset-backed obligation, par value
    $5,050,873, 5.010%, 02/25/11,
    with total market value
    $5,059,201)                                          $  4,960      $  4,960
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $10,503)                                                       10,503
                                                                       --------
TOTAL INVESTMENTS - 141.9% +
  (Cost $33,626)                                                         33,974
                                                                       --------
Other Assets & Liabilities - (41.9)%                                    (10,032)
                                                                       --------
NET ASSETS - 100.0%                                                    $ 23,942
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2007 WAS $8,460,000.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS, EXCLUDING
      OPEN FUTURES CONTRACTS, WAS $33,626 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,058 (000) AND $(710) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FUTURES -- A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT APRIL 30, 2007, IS AS FOLLOWS:

TYPE OF               NUMBER OF          EXPIRATION              UNREALIZED
CONTRACT              CONTRACTS             DATE             DEPRECIATION (000)
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX        5              JUNE 2007                  $(7)

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - 99.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 19.0%
    American Axle & Manufacturing Holdings (A)             110,900     $  3,100
    American Greetings, Cl A                                61,500        1,565
    Arctic Cat                                             109,238        1,944
    ArvinMeritor (A)                                       182,100        3,760
    Belo, Cl A                                              99,900        1,925
    Blyth                                                   57,900        1,511
    BorgWarner                                              41,000        3,194
    CBRL Group (A)                                          38,300        1,707
    Dover Downs Gaming &
       Entertainment (A)                                    77,600        1,010
    Ethan Allen Interiors (A)                               88,000        3,106
    Furniture Brands International (A)                      32,300          519
    Group 1 Automotive                                      56,900        2,333
    Handleman (A)                                           57,300          430
    Jackson Hewitt Tax Service                              40,900        1,128
    Journal Communications, Cl A                           291,300        3,930
    K2*                                                    161,900        2,443
    Kellwood (A)                                            46,700        1,316
    Landry's Restaurants                                    36,800        1,093
    M/I Homes (A)                                            2,000           59
    Modine Manufacturing                                    56,500        1,307
    Nautilus (A)                                           100,400        1,387
    Rent-A-Center*                                          47,750        1,329
    Rex Stores*                                             65,200        1,088
    Ruby Tuesday                                           129,100        3,455
    Ryland Group (A)                                        29,200        1,294
    Sonic Automotive, Cl A                                  93,500        2,673
    Stage Stores                                            34,650          764
    Standard Motor Products                                101,000        1,851
    Stride Rite                                             89,600        1,263
    Talbots (A)                                            119,300        2,804
    Trans World Entertainment (A)*                         111,800          602
    Tupperware Brands                                       79,000        2,222
    Zale*                                                   49,500        1,382
                                                                       --------
                                                                         59,494
                                                                       --------
CONSUMER STAPLES - 3.8%
    BJ's Wholesale Club*                                    99,200        3,425
    Chiquita Brands International (A)                       62,600          928
    Nash Finch (A)                                          42,300        1,649
    Ruddick                                                 65,900        1,979
    Seaboard                                                   800        1,994
    Universal                                               32,800        2,056
                                                                       --------
                                                                         12,031
                                                                       --------
ENERGY - 3.8%
    Grey Wolf*                                             568,400        4,070
    Holly                                                   19,500        1,240
    Lufkin Industries                                       43,900        2,731
    Stone Energy*                                           12,300          364
    Swift Energy*                                           28,500        1,159
    Tesoro                                                  19,000        2,303
                                                                       --------
                                                                         11,867
                                                                       --------

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - 28.2%
    Advanta, Cl B                                           37,700     $  1,727
    American Home Mortgage
       Investment REIT (A)                                  53,900        1,336
    Anthracite Capital REIT                                149,300        1,732
    Citizens Banking (A)                                   155,425        3,110
    City Holding                                            74,800        2,840
    Commerce Group                                          93,600        3,052
    Community Bank System (A)                              129,600        2,657
    Community Trust Bancorp                                 30,400        1,011
    Corus Bankshares (A)                                    69,200        1,163
    Dime Community Bancshares                               75,700        1,008
    Federal Agricultural Mortgage (A)                       63,000        1,725
    Financial Federal                                       71,100        1,869
    First Charter                                           47,375        1,039
    First Indiana                                           45,106          876
    First Niagara Financial Group                           88,400        1,202
    FirstMerit                                             126,800        2,648
    Flagstar Bancorp (A)                                    82,600          975
    Fremont General (A)                                     54,800          414
    Greater Bay Bancorp (A)                                 72,600        1,872
    Harleysville Group                                      59,900        1,829
    Highland Hospitality REIT                               87,100        1,659
    Horace Mann Educators                                  108,200        2,277
    HRPT Properties Trust REIT (A)                         251,400        3,077
    IMPAC Mortgage
       Holdings REIT (A)                                   155,500          863
    Independent Bank                                        49,665          820
    IndyMac Bancorp (A)                                     43,800        1,325
    Innkeepers USA Trust REIT (A)                           75,600        1,328
    Integra Bank                                            48,300        1,097
    LandAmerica Financial Group (A)                         48,800        3,921
    Luminent Mortgage Capital REIT                         213,600        1,764
    MAF Bancorp                                             65,000        2,610
    NBT Bancorp                                             55,200        1,212
    Newcastle Investment REIT                               58,100        1,697
    Novastar Financial REIT (A)                             22,800          168
    Ohio Casualty                                          117,500        3,718
    Old National Bancorp (A)                               204,100        3,649
    One Liberty Properties REIT                             68,700        1,630
    Oriental Financial Group (A)                           110,300        1,276
    Pennsylvania Real Estate
       Investment Trust REIT (A)                            29,800        1,385
    Presidential Life                                       60,400        1,148
    Provident Bankshares                                    70,200        2,249
    PS Business Parks REIT                                  17,800        1,226
    RAIT Financial Trust REIT                               38,200        1,075
    Safety Insurance Group                                  44,100        1,767
    Scottish Re Group (A)                                   73,200          324
    Stancorp Financial Group (A)                            45,800        2,180
    United Bankshares                                       76,300        2,556
    Webster Financial                                       28,100        1,249
    Winston Hotels, REIT                                    67,700        1,003
    Zenith National Insurance                               84,300        3,899
                                                                       --------
                                                                         88,237
                                                                       --------

--------------------------------------------------------------------------------

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - 3.2%
    Alpharma, Cl A                                          40,900     $    994
    Apria Healthcare Group*                                100,000        3,174
    Datascope                                               53,200        1,971
    Kindred Healthcare*                                     45,500        1,589
    Lumenis*                                                    13           --
    STERIS                                                  96,000        2,454
                                                                       --------
                                                                         10,182
                                                                       --------
INDUSTRIALS - 16.4%
    Alaska Air Group*                                       33,700          997
    Albany International, Cl A (A)                          37,700        1,444
    American Woodmark (A)                                   42,500        1,467
    Ameron International (A)                                19,100        1,320
    AO Smith (A)                                            42,500        1,619
    Applied Industrial
    Technologies                                            57,000        1,532
    Arkansas Best (A)                                       28,700        1,131
    Central Parking (A)                                     82,600        1,848
    Crane                                                   60,600        2,576
    Deluxe                                                  74,100        2,805
    Ennis                                                   79,700        1,949
    EnPro Industries*                                       39,500        1,487
    GATX                                                    25,200        1,235
    Griffon*                                                68,300        1,638
    IKON Office Solutions (A)                              214,100        3,203
    Kelly Services, Cl A                                    93,800        2,692
    Mesa Air Group (A)*                                    146,700          992
    Mueller Water Products, Cl B (A)                        59,157          848
    NACCO Industries, Cl A (A)                              13,100        2,088
    PAM Transportation Services*                            73,100        1,394
    Regal-Beloit                                            68,600        3,164
    Ryder System (A)                                        45,100        2,374
    Saia*                                                   69,700        1,954
    Spherion*                                              130,900        1,119
    Standex International                                   37,400        1,023
    Timken                                                  59,400        1,959
    United Rentals*                                         39,600        1,327
    Walter Industries                                       35,800        1,064
    Woodward Governor                                        6,600          326
    YRC Worldwide*                                          68,400        2,722
                                                                       --------
                                                                         51,297
                                                                       --------
INFORMATION TECHNOLOGY - 12.2%
    Aeroflex*                                              140,500        1,973
    Asyst Technologies*                                    255,000        1,823
    Axcelis Technologies*                                  178,000        1,362
    Black Box                                               30,700        1,119
    Brocade Communications
    Systems*                                               134,600        1,315
    Ciber*                                                 202,800        1,653
    CTS                                                    114,100        1,492
    Kemet*                                                 233,500        1,980
    LTX*                                                   103,100          614
    Mentor Graphics*                                       164,500        2,662
    Methode Electronics                                    141,200        2,129

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
    MKS Instruments*                                       125,600     $  3,385
    Photronics*                                             71,300        1,073
    Quantum*                                               803,200        2,209
    RF Micro Devices (A)*                                  325,800        2,036
    Skyworks Solutions*                                    562,200        3,873
    Technitrol                                             158,862        4,262
    TriQuint Semiconductor*                                206,700        1,069
    United Online                                          150,700        2,175
                                                                       --------
                                                                         38,204
                                                                       --------
MATERIALS - 8.3%
    FMC                                                     24,700        1,900
    Glatfelter                                              87,600        1,310
    HB Fuller                                               65,400        1,672
    Myers Industries                                        82,100        1,843
    Olin (A)                                               114,100        1,956
    OM Group*                                               24,600        1,292
    Quanex (A)                                              59,550        2,562
    Rock-Tenn, Cl A                                         56,400        2,158
    Ryerson (A)                                             70,600        2,905
    Schulman A                                              63,000        1,459
    Schweitzer-Mauduit
         International (A)                                  37,129        1,019
    Sensient Technologies                                   77,300        2,024
    Spartech                                               120,100        3,370
    Wellman (A)                                            177,700          565
                                                                       --------
                                                                         26,035
                                                                       --------
TELECOMMUNICATIONS - 0.9%
    Citizens Communications                                 49,382          769
    Golden Telecom (A)                                      33,200        1,946
                                                                        -------
                                                                          2,715
                                                                        -------
UTILITIES - 3.3%
    Avista (A)                                             113,200        2,671
    Duquesne Light Holdings (A)                            103,200        2,058
    Nicor                                                   42,900        2,198
    PNM Resources (A)                                       46,050        1,499
    Unisource Energy                                        52,600        2,020
                                                                       --------
                                                                         10,446
                                                                       --------
  TOTAL COMMON STOCK
    (Cost $268,526)                                                     310,508
                                                                       --------
--------------------------------------------------------------------------------
MASTER NOTES - 6.9%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.513%, 05/02/07                                        12,500       12,500

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MASTER NOTES - (CONTINUED)
--------------------------------------------------------------------------------
  JPMorgan (B)
    5.393%, 05/15/07                                      $  9,000     $  9,000
                                                                       --------
  TOTAL MASTER NOTES
    (Cost $21,500)                                                       21,500
                                                                       --------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 2.4%
--------------------------------------------------------------------------------
  Liquid Funding (B) (C)
    5.350%, 11/30/07                                         5,000        4,999
  Morgan Stanley Dean Witter (B) (C)
    5.390%, 04/02/08                                         2,500        2,500
                                                                       --------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $7,499)                                                         7,499
                                                                       --------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 1.6%
--------------------------------------------------------------------------------
  Morgan Stanley Dean Witter (B)
    5.383%, 07/19/07                                         5,000        5,000
                                                                       --------
  TOTAL COMMERCIAL PAPER
    (Cost $5,000)                                                         5,000
                                                                       --------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 10.2%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.413%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $4,500,677 (collateralized by
    various mortgage obligations,
    ranging in par value from
    $270,287 - $1,208,934, 0.000% -
    6.250%, 09/15/21 - 02/28/37, with
    total market value $4,726,512)                           4,500        4,500
  Bear Stearns (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $22,503,352 (collateralized by
    various  mortgage obligations,
    ranging in par value from
    $1,350,961 - $6,042,555, 0.000%
    - 6.250%, 09/15/21-02/28/37, with
    total market value $23,624,292)                         22,500       22,500
  Credit Suisse Securities
    5.100%, dated 04/30/07, matures
    05/01/07, repurchase price
    $2,708,210 (collateralized by a
    U.S. Treasury obligation, par
    value 2,620,000, 5.12%, 05/15/16,
    total market value of $2,762,846)                        2,708        2,708

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  Lehman Brothers (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $2,233,396 (collateralized by an
    asset-backed obligation, par value
    $2,273,975, 5.010%, 02/25/11,
    with total market value
    $2,277,725)                                           $  2,233     $  2,233
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $31,941)                                                       31,941
                                                                       --------

TOTAL INVESTMENTS - 120.2% +
  (Cost $334,466)                                                       376,448
                                                                       --------
Other Assets & Liabilities - (20.2)%                                    (63,218)
                                                                       --------
NET ASSETS - 100.0%                                                    $313,230
                                                                       ========

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2007 WAS $63,232,058.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2007.

CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $334,466 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $57,061 (000) AND $(15,079) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - 98.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.5%
    Autoliv (A)                                            40,000      $  2,326
    Belo, Cl A (A)                                        151,250         2,915
    Comcast, Cl A*                                        262,500         6,930
    Federated Department Stores                            95,000         4,172
    Harrah's Entertainment                                 25,000         2,132
    Home Depot (A)                                        100,000         3,787
    Lee Enterprises                                       125,100         3,275
    Leggett & Platt                                       120,000         2,822
    McGraw-Hill                                            70,000         4,587
    News, Cl A*                                           400,000         8,956
    Pulte Homes                                           200,000         5,380
    Target (A)                                             45,000         2,672
    Time Warner (A)                                       325,000         6,705
    Washington Post, Cl B (A)                               4,900         3,646
    WCI Communities (A)*                                   65,000         1,420
    Wyndham Worldwide (A)*                                 74,955         2,593
                                                                       --------
                                                                         64,318
                                                                       --------
CONSUMER STAPLES - 9.7%
    Altria Group                                          175,900        12,123
    Cadbury Schweppes ADR*                                167,000         8,860
    Diageo ADR (A)                                         41,400         3,494
    Fomento Economico
      Mexicano ADR*                                        20,000         2,154
    Kraft Foods, Cl A                                     121,727         4,074
    Nestle ADR (A)                                         82,500         8,200
    Universal                                              65,000         4,074
    Wal-Mart Stores                                       142,700         6,838
                                                                       --------
                                                                         49,817
                                                                       --------
ENERGY - 10.8%
    Chevron                                               135,000        10,502
    ConocoPhillips                                         81,313         5,639
    Exxon Mobil                                           245,550        19,492
    Halliburton (A)                                       110,000         3,495
    Marathon Oil                                           55,000         5,585
    Peabody Energy                                         45,000         2,159
    Suncor Energy                                          30,000         2,415
    Williams                                              203,800         6,012
                                                                       --------
                                                                         55,299
                                                                       --------
FINANCIALS - 23.4%
    American International Group                          126,400         8,837
    Bank of America                                       190,000         9,671
    Bank of New York                                      163,500         6,618
    Berkshire Hathaway, Cl B*                               2,110         7,655
    Citigroup                                             335,800        18,006
    Freddie Mac                                            60,000         3,887
    Goldman Sachs Group (A)                                25,000         5,465
    JPMorgan Chase                                        270,000        14,067
    Marsh & McLennan                                      246,100         7,816
    Metlife (A)                                            75,000         4,927
    Morgan Stanley                                        100,000         8,401
    Prudential Financial (A)                               55,000         5,225

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
    Travelers                                             120,000      $  6,492
    Washington Mutual (A)                                 110,000         4,618
    Wells Fargo                                           167,000         5,994
    XL Capital, Cl A (A)                                   35,000         2,729
                                                                       --------
                                                                        120,408
                                                                       --------
HEALTH CARE - 6.5%
    Baxter International                                  100,000         5,663
    GlaxoSmithKline ADR (A)*                              112,900         6,523
    Merck                                                  75,000         3,858
    Pfizer                                                393,940        10,424
    Sanofi-Aventis ADR (A)                                148,000         6,787
                                                                       --------
                                                                         33,255
                                                                       --------
INDUSTRIALS - 12.4%
    Avery Dennison                                        115,000         7,153
    Boeing                                                 40,000         3,720
    General Electric                                      408,700        15,065
    Honeywell International                               110,700         5,998
    Masco                                                 130,000         3,537
    Parker Hannifin                                        45,500         4,192
    Pitney Bowes                                          110,000         5,280
    Tyco International                                    229,300         7,482
    USG (A)*                                               93,000         4,292
    Waste Management                                      193,000         7,220
                                                                       --------
                                                                         63,939
                                                                       --------
INFORMATION TECHNOLOGY - 11.8%
    Accenture, Cl A                                       194,500         7,605
    Cisco Systems*                                        175,000         4,680
    Corning*                                              134,200         3,183
    Diebold                                                71,500         3,408
    EMC*                                                  156,700         2,379
    First Data                                            145,000         4,698
    Hewlett-Packard                                       100,000         4,214
    International Business
      Machines (A)                                         81,500         8,330
    Microsoft                                             465,300        13,931
    Nokia ADR (A)*                                        215,000         5,429
    Western Union*                                        145,000         3,052
                                                                       --------
                                                                         60,909
                                                                       --------
MATERIALS - 5.9%
    Alcoa                                                 160,100         5,682
    Ashland                                                60,000         3,597
    Cabot                                                  75,000         3,398
    Domtar                                                315,000         3,071
    Dow Chemical                                           85,000         3,792
    Rio Tinto ADR                                          11,650         2,843
    Weyerhaeuser (A)                                      100,849         7,989
                                                                       --------
                                                                         30,372
                                                                       --------

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.0%
    Verizon Communications                                411,000      $ 15,692
                                                                       --------
UTILITIES - 2.8%
    Questar                                               148,100        14,385
                                                                       --------
  TOTAL COMMON STOCK
    (Cost $331,771)                                                     508,394
                                                                       --------
--------------------------------------------------------------------------------
MASTER NOTES - 4.7%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.513%, 05/02/07                                     $ 15,000        15,000
  JPMorgan (B)
    5.393%, 05/15/07                                        9,000         9,000
                                                                       --------
  TOTAL MASTER NOTES
    (Cost $24,000)                                                       24,000
                                                                       --------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 1.5%
--------------------------------------------------------------------------------
  Liquid Funding (B) (C)
    5.350%, 11/30/07                                        5,000         4,999
  Morgan Stanley Dean Witter (B) (C)
    5.390%, 04/02/08                                        2,500         2,500
                                                                       --------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $7,499)                                                         7,499
                                                                       --------
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 1.0%
--------------------------------------------------------------------------------
  Natexis (B)
    5.375%, 05/08/07                                        5,000         5,000
                                                                       --------
  TOTAL CERTIFICATE OF DEPOSIT
    (Cost $5,000)                                                         5,000
                                                                       --------
--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 0.3%
--------------------------------------------------------------------------------
    Templeton Dragon Fund (A)                              74,000         1,714
                                                                       --------
  TOTAL REGULATED INVESTMENT COMPANY
    (Cost $650)                                                           1,714
                                                                       --------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 9.3%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $40,005,958 (collateralized by
    various mortgage obligations,
    ranging in par value from
    $2,401,708 - $10,742,320 0.000%
    - 6.250%, 09/15/21 - 02/28/37,
    with total market value
    $41,998,742)                                           40,000        40,000
--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.413%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $5,000,752 (collateralized by
    various mortgage obligations,
    ranging in par value from
    $300,319 - $1,343,260, 0.000% -
    6.250%, 09/15/21-02/28/37, with
    total market value $5,251,680)                       $  5,000      $  5,000
  Credit Suisse Securities
    5.100%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $2,420,234 (collateralized by a
    U.S. Treasury obligation, par
    value $2,345,000, 5.12%,
    05/15/16, total market value of
    $2,472,853)                                             2,420         2,420
  Lehman Brothers (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $497,038 (collateralized by an
    asset-backed obligation, par value
    $506,069, 5.010%, 02/25/11, with
    total market value $506,903)                              497           497
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $47,917)                                                       47,917
                                                                       --------
TOTAL INVESTMENTS - 115.6%+
  (Cost $416,837)                                                       594,524
                                                                       --------
Other Assets & Liabilities - (15.6)%                                    (80,206)
                                                                       --------
NET ASSETS - 100.0%                                                    $514,318
                                                                       ========

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2007 IS $81,995,959.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2007.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $416,840 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $183,024 (000) AND $(5,340) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS - 88.6%
--------------------------------------------------------------------------------
  HighMark Cognitive Value Fund,
    Fiduciary Shares - 2.0%                               114,773      $  1,555
  HighMark Core Equity Fund,
    Fiduciary Shares - 23.0%                            1,706,464        17,696
  Highmark International
    Opportunities Fund,
    Fiduciary Shares - 16.2%                            1,308,261        12,481
  HighMark Large Cap Growth
    Fund, Fiduciary Shares - 12.6%                        967,139         9,710
  HighMark Large Cap Value Fund,
    Fiduciary Shares - 7.6%                               369,620         5,859
  Highmark Small Cap Advantage
    Fund, Fiduciary Shares - 7.1% *                       267,982         5,467
  HighMark Small Cap Value Fund,
    Fiduciary Shares - 3.7%                               156,954         2,886
  HighMark Value Momentum Fund,
    Fiduciary Shares - 16.4%                              509,636        12,583
                                                                       --------
  TOTAL AFFILIATED EQUITY FUNDS
    (Cost $61,838)                                                       68,237
                                                                       --------

--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUNDS - 8.5%
--------------------------------------------------------------------------------
  HighMark Bond Fund,
    Fiduciary Shares - 1.3%                                95,859         1,012
  Highmark Short Term Bond Fund,
    Fiduciary Shares - 7.2%                               557,600         5,492
                                                                       --------
  TOTAL AFFILIATED FIXED INCOME FUNDS
    (Cost $6,481)                                                         6,504
                                                                       --------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.7%
--------------------------------------------------------------------------------
  Credit Suisse First Boston
    5.100%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $2,074,129 (collateralized by a
    U.S. Treasury obligation, par
    value $2,130,000, 0.000%,
    04/15/12, total market value
    $2,117,113)                                          $  2,074      $  2,074
                                                                       --------
  TOTAL REPURCHASE AGREEMENT
    (Cost $2,074)                                                         2,074
                                                                       --------
TOTAL INVESTMENTS - 99.8% +
  (Cost $70,393)                                                         76,815
                                                                       --------
Other Assets & Liabilities - 0.2%                                           163
                                                                       --------
NET ASSETS - 100.0%                                                    $ 76,978
                                                                       ========

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $70,407 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,535 (000) AND $(127) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

DIVERSIFIED EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS - 99.5%
--------------------------------------------------------------------------------
  HighMark Cognitive Value Fund,
    Fiduciary Shares - 2.3%                                10,008      $    136
  HighMark Core Equity Fund,
    Fiduciary Shares - 28.5%                              163,415         1,695
  Highmark International
    Opportunities Fund,
    Fiduciary Shares - 20.0%                              124,971         1,192
  HighMark Large Cap Growth Fund,
    Fiduciary Shares - 10.9%                               64,788           650
  HighMark Large Cap Value Fund,
    Fiduciary Shares - 5.4%                                20,092           318
  Highmark Small Cap Advantage
    Fund, Fiduciary Shares - 8.0% *                        23,285           475
  HighMark Small Cap Value Fund,
    Fiduciary Shares - 4.2%                                13,638           251
  HighMark Value Momentum Fund,
    Fiduciary Shares - 20.2%                               48,765         1,204
                                                                       --------
  TOTAL AFFILIATED EQUITY FUNDS
    (Cost $5,719)                                                         5,921
                                                                       --------
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 0.3%
--------------------------------------------------------------------------------
  Highmark Diversified Money
    Market Fund, Fiduciary
    Shares, 4.97% (A)                                      19,917            20
                                                                       --------
  TOTAL AFFILIATED MONEY MARKET FUND
    (Cost $20)                                                               20
                                                                       --------
TOTAL INVESTMENTS - 99.8% +
  (Cost $5,739)                                                           5,941
                                                                       --------
Other Assets & Liabilities - 0.2%                                            12
                                                                       --------
NET ASSETS - 100.0%                                                    $  5,953
                                                                       ========

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A)   RATE SHOWN IS THE 7-DAY YIELD AS OF APRIL 30, 2007.

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $5,756
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $210 (000) AND $(25) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS - 68.9%
--------------------------------------------------------------------------------
  HighMark Cognitive Value Fund,
    Fiduciary Shares - 1.6%                                81,312      $  1,102
  HighMark Core Equity Fund,
    Fiduciary Shares - 16.8%                            1,104,541        11,454
  Highmark International
    Opportunities Fund,
    Fiduciary Shares - 13.3%                              946,300         9,028
  HighMark Large Cap Growth Fund,
    Fiduciary Shares - 10.1%                              683,941         6,867
  HighMark Large Cap Value Fund,
    Fiduciary Shares - 6.3%                               272,517         4,319
  Highmark Small Cap Advantage
    Fund, Fiduciary Shares - 5.8% *                       192,912         3,936
  HighMark Small Cap Value Fund,
    Fiduciary Shares - 3.0 %                              111,931         2,058
  HighMark Value Momentum Fund,
    Fiduciary Shares - 12.0%                              331,729         8,190
                                                                       --------
  TOTAL AFFILIATED EQUITY FUNDS
    (Cost $42,235)                                                       46,954
                                                                       --------
--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUNDS - 26.8%
--------------------------------------------------------------------------------
  HighMark Bond Fund,
    Fiduciary Shares - 11.2%                              725,815         7,665
  Highmark Short Term Bond Fund,
    Fiduciary Shares - 15.6%                            1,080,416        10,642
                                                                       --------
  TOTAL AFFILIATED FIXED INCOME FUNDS
    (Cost $18,287)                                                       18,307
                                                                       --------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.2%
--------------------------------------------------------------------------------
  Credit Suisse First Boston
    5.110%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $2,831,247 (collateralized by a
    U.S. Treasury obligation, par
    value $2,910,000, 0.000%,
    04/15/12, total market value
    $2,892,394)                                        $    2,831      $  2,831
                                                                       --------
  TOTAL REPURCHASE AGREEMENT
    (Cost $2,831)                                                         2,831
                                                                       --------
TOTAL INVESTMENTS - 99.9% +
  (Cost $63,353)                                                         68,092
                                                                       --------
Other Assets & Liabilities - 0.1%                                            87
                                                                       --------
NET ASSETS - 100.0%                                                    $ 68,179
                                                                       ========

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $63,377 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,861 (000) AND $(146) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUNDS - 55.9%
--------------------------------------------------------------------------------
  HighMark Bond Fund,
    Fiduciary Shares - 23.7%                              199,759      $  2,109
  Highmark Short Term Bond Fund,
    Fiduciary Shares - 32.2%                              290,059         2,857
                                                                       --------
  TOTAL AFFILIATED FIXED INCOME FUNDS
    (Cost $4,979)                                                         4,966
                                                                       --------
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS - 39.4%
--------------------------------------------------------------------------------
  HighMark Cognitive Value Fund,
    Fiduciary Shares - 0.9%                                 5,834            79
  HighMark Core Equity Fund,
    Fiduciary Shares - 10.8%                               92,427           959
  Highmark International
    Opportunities Fund,
    Fiduciary Shares - 4.3%                                40,354           385
  HighMark Large Cap Growth Fund,
    Fiduciary Shares - 7.3%                                64,360           646
  HighMark Large Cap Value Fund,
    Fiduciary Shares - 3.6%                                20,368           323
  Highmark Small Cap Advantage
    Fund, Fiduciary Shares - 3.1% *                        13,454           274
  HighMark Small Cap Value Fund,
    Fiduciary Shares - 1.6%                                 7,823           144
  HighMark Value Momentum Fund,
    Fiduciary Shares - 7.8%                                27,953           690
                                                                       --------
  TOTAL AFFILIATED EQUITY FUNDS
    (Cost $3,109)                                                         3,500
                                                                       --------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.7%
--------------------------------------------------------------------------------
  Credit Suisse First Boston
    5.110%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $417,572 (collateralized by a
    U.S. Treasury obligation, par
    value $430,000, 0.000%,
    04/15/12, total market value
    $427,398)                                            $    418      $    418
                                                                       --------
  TOTAL REPURCHASE AGREEMENT
    (Cost $418)                                                             418
                                                                       --------
TOTAL INVESTMENTS - 100.0% +
  (Cost $8,506)                                                           8,884
                                                                       --------
Other Assets & Liabilities - 0.0%                                             4
                                                                       --------
NET ASSETS - 100.0%                                                    $  8,888
                                                                       ========

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $8,521
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $398 (000) AND $(35) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 39.1%
--------------------------------------------------------------------------------

FHLMC
    5.500%, 08/01/21                                     $  8,907      $  8,919
FHLMC Gold
    6.500%, 11/01/09                                          602           607
    6.000%, 10/01/09                                          802           803
    6.000%, 06/01/13                                        1,398         1,421
    6.000%, 09/01/13                                        1,281         1,303
    6.000%, 09/01/17                                        3,276         3,334
    6.000%, 11/01/17                                          949           966
    5.500%, 03/01/17                                          942           946
    5.000%, 10/01/20                                        1,710         1,686
    5.000%, 07/01/35                                        5,138         4,970
    4.500%, 05/01/19                                        2,128         2,065
    4.500%, 07/01/19                                        6,146         5,963
    4.500%, 04/01/20                                          836           811
    4.000%, 04/01/18                                        4,899         4,655
    4.000%, 06/01/19                                       10,782        10,205
FHLMC, CMO REMIC, Ser 1666, Cl J
    6.250%, 01/15/24                                        2,000         2,065
FNMA
    8.500%, 05/01/25                                           33            35
    8.000%, 08/01/24                                            5             5
    8.000%, 09/01/24                                           --             1
    8.000%, 07/01/26                                           41            44
    8.000%, 06/01/30                                           22            24
    7.500%, 12/01/26                                          275           288
    7.000%, 02/01/09                                          194           194
    7.000%, 12/01/10                                          532           536
    7.000%, 05/01/30                                           42            44
    6.500%, 12/01/07                                           32            32
    6.500%, 04/01/14                                          778           798
    6.500%, 03/01/24                                           73            74
    6.500%, 05/01/26                                           70            72
    6.500%, 01/01/28                                           33            34
    6.500%, 03/01/28                                           40            41
    6.500%, 04/01/28                                          180           186
    6.500%, 01/01/29                                          927           957
    6.500%, 06/01/29                                          994         1,027
    6.500%, 07/01/29                                          507           523
    6.500%, 08/01/29                                          212           219
    6.500%, 05/01/30                                          702           725
    6.000%, 05/01/09                                           12            12
    6.000%, 09/01/10                                           62            62
    6.000%, 05/01/11                                           65            66
    6.000%, 01/01/12                                           44            44
    6.000%, 03/01/13                                          124           126
    6.000%, 08/01/14                                        3,587         3,635
    6.000%, 05/01/16                                          985         1,002
    6.000%, 10/01/16                                        1,178         1,198
    6.000%, 11/01/17                                        2,596         2,641
    6.000%, 12/01/27                                           99           101
    6.000%, 07/01/28                                          556           565

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
FNMA -- (continued)
    6.000%, 08/01/28                                     $    149      $    152
    6.000%, 10/01/28                                          332           337
    6.000%, 12/01/28                                        2,299         2,336
    5.500%, 01/01/17                                          601           603
    5.500%, 02/01/17                                          392           393
    5.500%, 12/01/17                                        3,112         3,125
    5.500%, 11/01/33                                        8,627         8,554
    5.500%, 04/01/35                                        3,960         3,921
    5.000%, 01/01/09                                          607           602
    5.000%, 11/01/17                                        3,987         3,942
    5.000%, 12/01/17                                        1,494         1,477
    5.000%, 02/01/18                                        4,410         4,359
    5.000%, 11/01/18                                          622           614
    5.000%, 03/01/34                                        8,381         8,117
    5.000%, 08/01/34                                        4,143         4,011
    5.000%, 07/01/35                                        5,538         5,356
    4.500%, 04/01/18                                       23,615        22,926
    4.500%, 08/01/18                                        2,691         2,612
    4.500%, 07/01/20                                        8,136         7,890
FNMA, CMO REMIC, Ser 2003-25, Cl CD
    3.500%, 03/25/17                                        5,229         5,042
GNMA
    8.000%, 04/15/17                                           31            33
    8.000%, 05/15/17                                           18            19
    8.000%, 11/15/26                                          323           345
    8.000%, 12/15/26                                          114           122
    7.500%, 05/15/23                                          129           135
    7.500%, 01/15/24                                          118           124
    7.500%, 02/15/24                                           74            78
    7.500%, 02/15/27                                           26            26
    7.500%, 06/15/27                                           56            59
    7.500%, 07/15/27                                           17            18
    7.500%, 08/15/27                                           57            59
    7.000%, 01/15/24                                           53            56
    7.000%, 04/15/24                                           37            38
    6.500%, 06/15/23                                          136           140
    6.500%, 12/15/23                                           74            76
    6.500%, 01/15/24                                           21            21
    6.500%, 02/15/24                                          116           119
    6.500%, 10/15/25                                           58            60
    6.500%, 04/15/26                                           56            58
    6.500%, 01/15/29                                          267           276
    6.500%, 05/15/29                                          879           908
    6.500%, 06/15/29                                           80            83
    6.000%, 07/15/28                                           72            73
    6.000%, 08/15/28                                          134           137
    6.000%, 09/15/28                                          554           564
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
    OBLIGATIONS
    (Cost $157,116)                                                     156,026
                                                                       --------

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 37.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 5.7%
  Comcast Cable Communications
    6.875%, 06/15/09                                     $  4,340      $  4,488
  News America Holdings
    7.750%, 02/01/24                                        1,000         1,132
  Staples
    7.125%, 08/15/07                                        4,000         4,014
  Time Warner
    7.480%, 01/15/08                                        7,100         7,174
  Time Warner Entertainment
    8.375%, 03/15/23                                        5,000         5,956
                                                                       --------
                                                                         22,764
                                                                       --------
CONSUMER STAPLE - 0.6%
  Safeway
    7.500%, 09/15/09                                        2,468         2,590
                                                                       --------
ENERGY - 2.2%
  ConocoPhillips
    7.125%, 03/15/28                                        3,000         3,080
  Kinder Morgan
    7.250%, 03/01/28                                        5,600         5,780
                                                                       --------
                                                                          8,860
                                                                       --------
FINANCIALS - 11.6%
  Associates
    6.950%, 11/01/18                                        4,000         4,500
  Bank One
    6.000%, 08/01/08                                          500           504
  Citigroup
    6.200%, 03/15/09                                        5,200         5,304
  GE Global Insurance
    7.750%, 06/15/30                                        5,000         6,112
  HSBC Bank USA (A)
    3.875%, 09/15/09                                        4,200         4,088
  John Hancock Financial Services
    5.625%, 12/01/08                                        5,000         5,034
  Liquid Funding (B) (C)
    5.350%, 11/30/07                                        2,500         2,500
  Morgan Stanley
    6.750%, 04/15/11                                        5,500         5,815
  U.S. Bancorp
    6.875%, 09/15/07                                        7,500         7,528
  Wachovia
    3.625%, 02/17/09                                        5,000         4,875
                                                                       --------
                                                                         46,260
                                                                       --------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
FOREIGN GOVERNMENTS - 2.1%
  Hydro Quebec, Ser IO
    8.050%, 07/07/24                                     $  1,125     $   1,454
  Pemex Project Funding
    Master Trust
    9.125%, 10/13/10                                        5,000         5,610
  Province of Saskatchewan
    9.375%, 12/15/20                                        1,000         1,381
                                                                       --------
                                                                          8,445
                                                                       --------
HEALTH CARE - 2.4%
  HCA
    7.875%, 02/01/11                                        5,000         5,144
  United Health Group
    5.250%, 03/15/11                                        4,500         4,518
                                                                       --------
                                                                          9,662
                                                                       --------
INDUSTRIALS - 4.2%
  Continental Airlines, Ser 98-1B
    6.748%, 03/15/17                                        2,452         2,445
  General Electric
    5.000%, 02/01/13                                        5,000         4,964
  Tyco International
    7.200%, 10/15/08                                        9,000         9,219
                                                                       --------
                                                                         16,628
                                                                       --------
INFORMATION TECHNOLOGY - 1.9%
  Cisco Systems
    5.250%, 02/22/11                                        5,000         5,036
  International Business Machines
    6.500%, 01/15/28                                        2,500         2,731
                                                                       --------
                                                                          7,767
                                                                       --------
MATERIALS - 0.4%
  Potash
    7.125%, 06/15/07                                        1,500         1,503
                                                                       --------
TELECOMMUNICATIONS - 2.3%
  Bell Atlantic of Maryland
    8.000%, 10/15/29                                        2,980         3,432
  New England Telephone &
    Telegraph
    7.875%, 11/15/29                                        4,925         5,603
                                                                       --------
                                                                          9,035
                                                                       --------

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - 3.7%
  Arkansas Electric Cooperative
    7.330%, 06/30/08                                     $  1,495      $  1,512
  Baltimore Gas & Electric, MTN,
    Ser G
    5.780%, 10/01/08                                        4,000         4,020
  Consolidated Edison of New York,
    Ser G
    7.000%, 03/01/29                                        1,250         1,290
  Midamerican Energy Holdings,
    Ser D
    5.000%, 02/15/14                                          400           390
  Oklahoma Gas & Electric
    6.650%, 07/15/27                                        2,500         2,694
  Virginia Electric & Power, Ser A
    4.750%, 03/01/13                                        5,000         4,866
                                                                       --------
                                                                         14,772
                                                                       --------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $143,954)                                                     148,286
                                                                       --------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 11.9%
--------------------------------------------------------------------------------
  U.S. Treasury Bonds (A)
    8.125%, 08/15/19                                        2,500         3,272
    7.250%, 05/15/16                                       16,100        19,176
    7.125%, 02/15/23                                        4,000         4,985
  U.S. Treasury Inflation Index
    Note (A)
    3.000%, 07/15/12                                       19,196        20,142
                                                                       --------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $44,317)                                                       47,575
                                                                       --------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 9.0%
--------------------------------------------------------------------------------
  CenterPoint Energy Transition Bond
    Co. II, Ser A, Cl A3
    5.090%, 02/01/14                                        6,600         6,561
  Citibank Credit Card Master Trust,
    Ser 1999-2, Cl A
    5.875%, 03/10/11                                       11,000        11,166
  MBNA Credit Card Master Note
    Trust, Ser 2000-L, Cl A
    6.500%, 04/15/10                                        7,000         7,050
  MBNA Credit Card Master Note
    Trust, Ser 2005-A7, Cl A7
    4.300%, 02/15/11                                        5,500         5,444
  PG&E Energy Recovery Funding,
    Ser 2005-2, Cl A2
    5.030%, 03/25/14                                        5,600         5,622
                                                                       --------
  TOTAL ASSET-BACKED SECURITIES
    (Cost $35,823)                                                       35,843
                                                                       --------

--------------------------------------------------------------------------------
Description                                              Par (000)  Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MASTER NOTES - 5.2%
--------------------------------------------------------------------------------
  Bank of America (B)
    5.373%, 05/01/07                                     $  3,500      $  3,500
  Bear Stearns (B)
    5.513%, 05/02/07                                       12,500        12,500
  JPMorgan (B)
    5.393%, 05/15/07                                        5,000         5,000
                                                                       --------
  TOTAL MASTER NOTES
    (Cost $21,000)                                                       21,000
                                                                       --------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 1.5%
--------------------------------------------------------------------------------
  FNMA (A)
    5.000%, 04/15/15                                        5,800         5,831
                                                                       --------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
    (Cost $5,853)                                                         5,831
                                                                       --------
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 1.2%
--------------------------------------------------------------------------------
  Natexis (B)
    5.375%, 05/08/07                                        5,000         5,000
                                                                       --------
  TOTAL CERTIFICATE OF DEPOSIT
    (Cost $5,000)                                                         5,000
                                                                       --------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 8.8%
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $2,500,372 (collateralized by
    various mortgage obligtions,
    ranging in par value from
    $150,107 - $671,395, 0.000% -
    6.250%, 09/15/21-02/28/37, with
    total market value $2,624,921)                          2,500         2,500
  Bear Stearns (B)
    5.413%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $5,000,752 (collateralized by
    various mortgage obligations,
    ranging in par value from
    $300,319 - $1,343,260, 0.000% -
    6.250%, 09/15/21-02/28/37, with
    total market value $5,251,680)                          5,000         5,000
  Credit Suisse First Boston
    5.100%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $5,573,907 (collateralized by a
    U.S. Treasury obligation, par
    value from $5,395,000, 5.125%,
    05/15/16, with total market value
    $5,689,143)                                             5,573         5,573

--------------------------------------------------------------------------------

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  Lehman Brothers (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $21,991,928 (collateralized by an
    asset-backed obligation, par value
    $22,391,511, 5.010%, 02/25/11,
    with total market value
    $22,428,432)                                         $ 21,989      $ 21,989
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $35,062)                                                       35,062
                                                                       --------
TOTAL INVESTMENTS - 113.8% +
  (Cost $448,125)                                                       454,623
                                                                       --------
Other Assets & Liabilities - (13.8)%                                    (55,261)
                                                                       --------
NET ASSETS - 100.0%                                                    $399,362
                                                                       ========

--------------------------------------------------------------------------------

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2007 WAS $57,988,150.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2007.

CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

AMOUNTS SHOWN AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $448,125 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,640 (000) AND $(3,142) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.9%
--------------------------------------------------------------------------------
  Atascadero, Unified School District,
    Measure B, Capital Projects,
    Ser A, COP, MBIA Insured
    Callable 08/01/07 @ 101
    5.200%, 08/01/08                                     $  1,000     $   1,014
  Berryessa, Unified School District,
    GO, MBIA Insured
    5.375%, 03/01/12                                          460           496
  Brentwood, Unified School District,
    Ser B, GO, FGIC Insured
    Callable 08/01/10 @ 101
    4.850%, 08/01/14                                          410           430
  Burlingame, Elementary School
    District, GO, FSA Insured
    5.250%, 07/15/16                                          795           886
  California State, Department
    of Transportation, Federal
    Highway Grant Anticipation
    Bonds, Ser A, RB, FGIC Insured
    5.000%, 02/01/14                                        2,000         2,158
  California State, Department of
    Water Resources Power Supply,
    Ser A, RB, AMBAC Insured,
    Callable 05/01/12 @ 101
    5.500%, 05/01/15                                        1,225         1,337
  California State, Department of
    Water Resources, Central Valley
    Project, Water System, Ser Q, RB
    6.000%, 12/01/07                                        1,000         1,014
  California State, Department of
    Water Resources, Central Valley
    Project, Water System, Ser W,
    RB, FSA Insured
    5.500%, 12/01/14                                        1,315         1,473
  California State, Department of
    Water Resources, Central Valley
    Project, Water System, Ser Z,
    RB, FGIC Insured
    5.000%, 12/01/12                                        1,000         1,070
  California State, Educational
    Facilities Authority, Loyola-
    Marymount University, Ser A,
    RB, MBIA Insured
    Callable 10/01/11 @ 101
    4.500%, 10/01/12                                        1,560         1,617
  California State, Educational
    Facilities Authority, Stanford
    University, Ser P, RB
    5.250%, 12/01/13                                          800           875
  California State, Educational
    Facilities Authority, Stanford
    University, Ser R, RB
    5.000%, 11/01/11                                          610           646
  California State, GO
    6.250%, 04/01/08                                        1,000         1,024
  California State, GO, FGIC Insured
    4.500%, 09/01/10                                        1,000         1,029

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  California State, Public Works
    Board Lease, Various University
    of California Projects, Ser A,
    RB, AMBAC Insured
    Callable 12/01/07 @ 102
    5.100%, 12/01/10                                     $  1,000      $  1,028
  Chaffey, Unified High School
    District, GO, FGIC Insured
    5.000%, 08/01/15                                        1,000         1,091
  Coast Community College, GO,
    MBIA Insured
    5.250%, 08/01/15                                        1,000         1,108
  Contra Costa County, Merrithew
    Memorial Hospital Project,
    COP, MBIA Insured
    Callable 11/01/07 @ 102
    5.500%, 11/01/12                                        2,160         2,223
    5.200%, 11/01/09                                        2,000         2,056
  Contra Costa, Transportation
    Authority, Sales Tax, Ser A,
    RB, FGIC Insured
    6.000%, 03/01/09                                        1,000         1,043
  Cupertino, Unified School District,
    GO, FSA Insured
    Callable 08/01/11 @ 100
    5.250%, 08/01/13                                          595           634
  East Bay, Municipal Utility District,
    Water System Project, RB,
    MBIA Insured
    Prerefunded @ 100 (A)
    5.250%, 06/01/11                                          500           531
    5.250%, 06/01/11                                        1,250         1,327
  Eastern Municipal Water District,
    Ser A, COP, FGIC Insured
    Callable 07/01/11 @ 100
    5.375%, 07/01/16                                        2,120         2,263
    5.375%, 07/01/17                                        2,410         2,573
    5.250%, 07/01/12                                          300           319
    5.250%, 07/01/13                                        1,000         1,064
  El Camino, Community College,
    GO, FSA Insured
    Callable 08/01/15 @ 100
    5.000%, 08/01/16                                        1,000         1,087
  Fallbrook, Unified High School
    District, GO, FGIC Insured
    5.375%, 09/01/12                                          250           271
  Fremont, Unified High School
    District, Ser B, ETM, GO
    5.000%, 09/01/10                                          600           627
  Fresno, Joint Powers Financing
    Authority, Fresno City Hall,
    RB, AMBAC Insured
    Callable 08/01/10 @ 100
    4.600%, 08/01/11                                          500           514
  Joshua Basin-Hi Desert Financing
    Authority, Water District Project,
    RB, AMBAC Insured
    4.900%, 05/01/09                                          465           477

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  Kings River, Conservation District,
    Pine Flat Power, Ser F, RB
    4.625%, 01/01/11                                     $    500      $    516
  Livermore-Amador Valley,
    Water Management Authority,
    Ser A, RB, AMBAC Insured
    Callable 08/01/11 @ 100
    5.250%, 08/01/14                                          750           798
    5.000%, 08/01/13                                          400           422
  Los Angeles County, Metropolitan
    Transportation Authority, Sales
    Tax Project, A-1st Senior, Ser B,
    RB, FSA Insured
    5.250%, 07/01/11                                        1,550         1,648
  Los Angeles County, Metropolitan
    Transportation Authority, Sales
    Tax Project, C-2nd Senior, Ser A,
    RB, AMBAC Insured
    5.500%, 07/01/10                                        1,050         1,110
  Los Angeles County, Metropolitan
    Transportation Authority, Sales
    Tax Project, C-2nd Senior, Ser A,
    RB, FGIC Insured
    5.000%, 07/01/10                                        2,000         2,085
  Los Angeles, Department of
    Water & Power, Ser A-A-1,
    RB, MBIA Insured
    5.250%, 07/01/10                                        1,710         1,797
    5.250%, 07/01/11                                        3,485         3,709
  Los Angeles, Department of
    Water & Power, Ser A-A-1,
    RB, MBIA Insured
    Callable 07/01/11 @ 100
    5.250%, 07/01/13                                        2,025         2,155
  Los Angeles, Department of
    Water & Power, Ser B, RB,
    MBIA Insured
    5.000%, 07/01/13                                          430           462
  Los Angeles, Los Angeles County
    Public Works, Ser A, RB
    Callable 10/01/07 @ 101
    5.500%, 10/01/08                                        1,225         1,247
  Los Angeles, Ser A, GO,
    FGIC Insured
    5.250%, 09/01/09                                          600           623
  Los Angeles, Ser A, GO,
    MBIA Insured
    5.250%, 09/01/11                                          250           267
  Los Angeles, Ser B, GO,
    FSA Insured
    Callable 09/01/15 @ 100
    5.000%, 09/01/16                                        1,000         1,086
  Los Angeles, Unified School District,
    GO, MBIA Insured
    5.500%, 07/01/12                                          755           821

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  Los Angeles, Unified School District,
    Ser A, GO, FGIC Insured
    6.000%, 07/01/11                                     $  1,385      $  1,510
  Los Angeles, Unified School District,
    Ser D, GO, FGIC Insured
    Prerefunded @ 100 (A)
    5.500%, 07/01/10                                        2,000         2,116
  Los Angeles, Unified School District,
    Ser E, GO, MBIA Insured
    Prerefunded @ 100 (A)
    5.500%, 07/01/12                                        1,390         1,513
  Los Angeles, Waste Water
    Systems, Ser C, RB,
    MBIA Insured
    5.375%, 06/01/12                                        1,145         1,239
  Los Gatos-Saratoga, Joint Unified
    High School, Ser B, GO
    Prerefunded @ 101 (A)
    4.600%, 12/01/10                                          875           913
  M-S-R Public Power Authority,
    San Juan Project, Ser I, RB,
    MBIA Insured
    Callable 07/01/11 @ 100
    5.000%, 07/01/14                                        2,440         2,569
  Metropolitan, Water District of
    Southern California, Ser A, RB
    Callable 07/01/11 @ 101
    5.375%, 07/01/12                                        2,185         2,355
  Metropolitan, Water District of
    Southern California, Waterworks
    Project, Ser B, GO
    4.000%, 03/01/11                                        1,000         1,015
  Mountain View, Shoreline Regional
    Park Community, Ser A, TA,
    MBIA Insured
    Callable 06/22/07 @ 102
    5.600%, 08/01/10                                          500           507
  North Orange County, Community
    Colllege District, GO,
    MBIA Insured
    5.000%, 08/01/15                                        1,000         1,091
  Norwalk, La Mirada Unified School
    District, Ser A, GO, FGIC Insured
    Prerefunded @ 100 (A)
    5.000%, 08/01/13                                        1,800         1,938
  Oak Park, Unified School District,
    GO, MBIA Insured
    5.250%, 05/01/08                                        1,250         1,271
  Orange County, Local
    Transportation Authority,
    Measure M, Second Senior,
    Ser A, RB, MBIA Insured
    5.500%, 02/15/10                                        1,200         1,260
    5.500%, 02/15/11                                          250           266

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  Paramount, Unified School District,
    GO, FSA Insured
    5.000%, 09/01/15                                     $  1,000      $  1,092
  Port Oakland, Ser M, RB,
    FGIC Insured
    Callable 11/01/12 @ 100
    5.250%, 11/01/13                                        1,000         1,080
  Redwood City, Elementary School
    District, GO, FGIC Insured
    5.500%, 08/01/10                                        1,140         1,208
    5.500%, 08/01/14                                          900         1,004
  Riverside County, Transportation
    Commission, Sales Tax Revenue,
    Ser A, RB, AMBAC Insured
    5.750%, 06/01/09                                          740           773
  Riverside, Community College,
    GO, FSA Insured
    Callable 08/01/15 @ 100
    5.000%, 08/01/19                                        1,700         1,829
  Sacramento, Municipal Utility
    District, Electric, Ser C, ETM,
    RB, FGIC Insured
    Callable 06/22/07 @ 100
    5.750%, 11/15/08                                          570           571
  Sacramento, Municipal Utility
    District, Ser O, RB, MBIA Insured
    5.250%, 08/15/10                                          500           526
  Sacramento, Municipal Utility
    District, Ser P, RB, FSA Insured
    Callable 08/15/11 @ 100
    5.250%, 08/15/13                                        1,585         1,689
  Sacramento, Municipal Utility
    District, Ser R, RB, MBIA Insured
    5.000%, 08/15/15                                        1,480         1,615
  Sacramento, Municipal Utility
    District, Ser R, RB, MBIA Insured
    Callable 08/15/13 @ 100
    5.000%, 08/15/16                                        1,000         1,069
  San Bernardino County, Community
    College District, GO, FSA Insured
    5.000%, 08/01/15                                        1,000         1,091
  San Bernardino County,
    Transportation Authority,
    Ser A, RB, FSA Insured
    Callable 03/01/08 @ 101
    5.000%, 03/01/09                                        1,000         1,021
  San Bernardino County,
    Transportation Authority,
    Ser A, RB, MBIA Insured
    6.250%, 03/01/10                                        2,000         2,142
  San Bernardino, Municipal Water
    Department, Sewer Authority,
    COP, FGIC Insured
    4.500%, 02/01/09                                        1,025         1,041
  San Bernardino, Municipal Water
    Department, Sewer Authority,
    COP, FGIC Insured
    Callable 02/01/09 @ 101
    5.000%, 02/01/11                                        1,130         1,167

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  San Diego County, Water Authority,
    COP, FGIC Insured
    5.250%, 05/01/16                                     $  1,310      $  1,453
  San Diego, Public Facilities
    Financing Authority, RB,
    MBIA Insured
    Callable 08/01/12 @ 100
    5.000%, 08/01/14                                        1,000         1,063
  San Francisco City & County,
    Airport Commission, International
    Airport, Second Senior, Issue 20,
    RB, MBIA Insured
    Callable 05/01/08 @ 101
    4.250%, 05/01/09                                        1,000         1,011
  San Francisco City & County, Public
    Utilities Commission, Water
    Revenue, Ser A, RB, FSA Insured
    5.000%, 11/01/10                                        1,000         1,048
    5.000%, 11/01/11                                        1,500         1,588
  San Francisco City & County,
    Public Utilities Commission,
    Water Revenue, Ser B, RB,
    MBIA Insured
    Callable 11/01/12 @ 100
    5.000%, 11/01/15                                        1,250         1,333
  San Francisco, Bay Area Rapid
    Transit, RB, AMBAC Insured
    Callable 07/01/11 @ 100
    5.250%, 07/01/14                                          300           319
  San Francisco, Bay Area Rapid
    Transit, RB, AMBAC Insured
    Prerefunded @ 100 (A)
    5.250%, 07/01/11                                          850           905
  San Joaquin County, Capital
    Facilities Project, COP,
    MBIA Insured
    4.800%, 11/15/07                                        1,000         1,007
  San Joaquin County, Delta
    Community College District,
    Election 2004, Ser A, GO,
    FSA Insured
    4.500%, 08/01/15                                        1,000         1,056
  San Jose, Financing Authority,
    Convention Center Project,
    Ser F, RB, MBIA Insured
    4.250%, 09/01/11                                        1,765         1,813
  San Jose, Redevelopment Agency,
    Merged Area Redevelopment
    Project, TA, AMBAC Insured
    Callable 08/01/08 @ 102
    5.000%, 08/01/09                                        1,500         1,545
  San Jose, Redevelopment Agency,
    Merged Area Redevelopment
    Project, TA, MBIA Insured
    6.000%, 08/01/08                                        1,000         1,030
  San Juan, Unified School District,
    GO, FSA Insured
    5.250%, 08/01/10                                        1,150         1,210

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  San Mateo County, Transit District,
    Ser A, RB, MBIA Insured
    5.250%, 06/01/16                                     $  2,000      $  2,235
  San Mateo, Unified High School
    District, Ser A, GO, FGIC Insured
    Prerefunded @ 100 (A)
    5.375%, 09/01/11                                        2,195         2,352
  San Ramon Valley, Unified School
    District, GO, FSA Insured
    Callable 08/01/14 @ 100
    5.250%, 08/01/18                                        1,250         1,367
  Santa Ana, Community
    Redevelopment Agency,
    Mainplace Project, Ser E,
    ETM, RB
    6.400%, 12/15/10                                          320           338
  Santa Maria, Joint Unified High
    School District, Ser A, ETM, GO,
    FSA Insured
    5.500%, 08/01/15                                          510           574
  Solano County, Community College,
    Ser A, GO, MBIA Insured
    Prerefunded @ 100 (A)
    5.000%, 08/01/13                                        1,865         2,008
  South Placer, Waste Water
    Authority, Ser A, RB,
    FGIC Insured
    4.500%, 11/01/10                                        1,000         1,032
  Southern California, Public Power
    Authority, Ser A, RB, FSA Insured
    5.375%, 01/01/09                                        1,610         1,658
    Turlock, Irrigation District, Ser A,
    RB, MBIA Insured
    6.000%, 01/01/11                                          500           540
                                                                       --------
  TOTAL MUNICIPAL BONDS
    (Cost $119,166)                                                     121,017
                                                                       --------

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY (B) - 0.7%
--------------------------------------------------------------------------------
  BlackRock Liquidity Funds
    California Money Market, 3.62%                        854,661      $    855
                                                                       --------
  TOTAL REGULATED INVESTMENT COMPANY
    (Cost $854)                                                             855
                                                                       --------
TOTAL INVESTMENTS - 98.6% +
  (Cost $120,020)                                                       121,872
                                                                       --------
Other Assets & Liabilities - 1.4%                                         1,699
                                                                       --------
NET ASSETS - 100.0%                                                    $123,571
                                                                       ========

--------------------------------------------------------------------------------

(A)   PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)   RATE SHOWN IS THE 7-DAY YIELD AS OF APRIL 30, 2007.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $120,020 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,267 (000) AND $(415) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

NATIONAL INTERMEDIATE TAX FREE BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.8%
--------------------------------------------------------------------------------
ALASKA - 0.8%
  Anchorage, City of Anchorage
    Schools, Ser B, GO, FGIC Insured
    5.000%, 09/01/17                                     $    500      $    545
                                                                       --------
ARIZONA - 6.5%
  Arizona State, Transportation
    Board & Highway Revenue, Ser
    A, RB Callable 07/01/12 @ 102
    5.250%, 07/01/17                                        1,000         1,084
  Phoenix, GO
    Prerefunded @ 101 (A)
    5.000%, 07/01/09                                        2,370         2,458
  Phoenix, Ser A, GO
    6.250%, 07/01/17                                        1,000         1,197
                                                                       --------
                                                                          4,739
                                                                       --------
CALIFORNIA - 14.1%
  California State, Department
    of Transportation, Federal
    Highway Grant Anticipation
    Bonds, Ser A, RB, FGIC Insured
    5.000%, 02/01/14                                        1,000         1,079
  California State, Department
    of Water Resources, Central
    Valley Project, Water System,
    Ser Z, RB, FGIC Insured
    5.000%, 12/01/12                                          500           535
  California State, Department
    of Water Resources, Ser X,
    RB, FGIC Insured
    5.500%, 12/01/15                                          600           678
  California State, Educational
    Facilities Authority,
    Loyola-Marymount University, Ser A,
    RB, MBIA Insured
    Callable 10/01/11 @ 101
    4.500%, 10/01/12                                        1,000         1,036
  California State, GO, FGIC Insured
    5.750%, 02/01/11                                        1,000         1,074
  Contra Costa, Water District,
    Ser E, RB, AMBAC Insured
    6.250%, 10/01/12                                        1,000         1,067
  East Bay, Municipal Utility District,
    Water System Project, RB,
    MBIA Insured
    Prerefunded @ 100 (A)
    5.250%, 06/01/11                                          800           850
  Elsinore Valley, Municipal
    Water District, COP, FGIC Insured
    5.375%, 07/01/18                                          500           566
  Los Angeles, Ser A, GO,
    MBIA Insured
    5.250%, 09/01/12                                          375           405

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
CALIFORNIA - (CONTINUED)
  San Jose, Redevelopment Agency,
    ETM, TA, MBIA Insured
    6.000%, 08/01/15                                     $    330      $    384
  San Jose, Redeveopment Agency,
    TA, MBIA Insured
    6.000%, 08/01/15                                          670           773
  San Ramon Valley, Unified
    School District, GO, FSA Insured
    Callable 08/01/14 @ 100
    5.250%, 08/01/18                                        1,670         1,827
                                                                       --------
                                                                         10,274
                                                                       --------
COLORADO - 0.5%
  Regional Transportation District,
    Sales Tax, Ser B, RB,
    AMBAC Insured
    5.250%, 11/01/12                                          350           377
                                                                       --------
FLORIDA - 2.6%
  Florida State, Board of
    Education, Public Education
    Capital Outlay, Ser A, GO
    5.000%, 06/01/08                                        1,300         1,318
  Jacksonville, Local Government,
    Sales Tax Revenue, RB,
    FGIC Insured
    5.500%, 10/01/13                                          500           549
                                                                       --------
                                                                          1,867
                                                                       --------
GEORGIA - 5.1%
  Atlanta, Water & Wastewater
    Revenue, Ser A, RB,
    FGIC Insured
    5.500%, 11/01/13                                        1,000         1,086
  Georgia State, Ser E, GO
    5.250%, 02/01/09                                        2,525         2,593
                                                                       --------
                                                                          3,679
                                                                       --------
HAWAII - 6.0%
  Hawaii County, Ser A, GO,
    FGIC Insured
    Prerefunded @ 100 (A)
    5.500%, 07/15/11                                          635           680
  Hawaii State, Highway Revenue,
    Ser B, RB, FSA Insured
    5.000%, 07/01/15                                        1,000         1,081
  Hawaii State, Ser CS, GO,
    MBIA Insured
    5.000%, 04/01/08                                        1,000         1,011

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

NATIONAL INTERMEDIATE TAX FREE BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
HAWAII - (CONTINUED)
  Honolulu City & County, Ser A,
    GO, FSA Insured
    Prerefunded @ 100 (A)
    5.375%, 09/01/12                                     $  1,000      $  1,067
  Kauai County, Ser A, GO,
    MBIA Insured
    Callable 08/01/11 @ 100
    5.625%, 08/01/13                                          440           472
  Kauai County, Ser A, GO,
    MBIA Insured
    Prerefunded @ 100 (A)
    5.625%, 08/01/11                                           60            65
                                                                       --------
                                                                          4,376
                                                                       --------
IDAHO - 3.0%
  Idaho State, Housing & Finance
    Authority, Federal Highway
    Trust, RB, MBIA Insured
    5.000%, 07/15/15                                        1,000         1,085
  Twin Falls County, School District
    No. 411, GO, MBIA Insured
    5.000%, 09/15/16                                        1,000         1,091
                                                                       --------
                                                                          2,176
                                                                       --------
ILLINOIS - 4.2%
  Chicago, O'Hare International
    Airport, 2nd Lien, Ser C, RB,
    MBIA Insured
    5.000%, 01/01/10                                        1,000         1,033
  Cook County, Ser A, GO,
    FGIC Insured
    Callable 11/15/08 @ 101
    4.500%, 11/15/09                                        1,000         1,019
  Du Page & Will Counties,
    Community School District,
    Ser B, GO, FGIC Insured
    5.000%, 12/30/07                                        1,000         1,008
                                                                       --------
                                                                          3,060
                                                                       --------
MASSACHUSETTS - 5.9%
  Massachusetts State, Consolidated
    Loan, Ser C, GO
    5.250%, 08/01/08                                        1,000         1,019
  Massachusetts State, School
    Building Authority, Ser A, RB,
    FSA Insured
    5.000%, 08/15/14                                        1,000         1,078
  Massachusetts State, Water
    Resources Authority, Ser A, RB,
    MBIA Insured
    5.250%, 08/01/15                                        1,000         1,101
    5.250%, 08/01/16                                        1,000         1,107
                                                                       --------
                                                                          4,305
                                                                       --------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
NEVADA - 1.9%
  Clark County, School District,
    Ser A, GO, FSA Insured
    Callable 12/15/12 @ 103
    5.500%, 06/15/16                                     $    500      $    557
  Las Vegas, Water District Revenue,
    Ser B, GO, MBIA Insured
    Callable 12/01/12 @ 100
    5.250%, 06/01/14                                          300           322
  Nevada State, Capital
    Improvements, Ser A, GO,
    MBIA Insured
    Callable 05/01/12 @ 100
    5.000%, 11/01/16                                          500           528
                                                                       --------
                                                                          1,407
                                                                       --------
NEW JERSEY - 3.1%
  New Jersey State, Ser L, GO,
    AMBAC Insured
    5.250%, 07/15/16                                        1,000         1,107
  New Jersey State, Transportation
    Trust Fund Authority, Ser C,
    ETM, RB, MBIA Insured
    5.250%, 06/15/15                                        1,000         1,101
                                                                       --------
                                                                          2,208
                                                                       --------
NEW YORK - 3.0%
  New York State Thruway
    Authority, Highway & Board,
    Ser A, RB, MBIA Insured
    Callable 04/01/14 @ 100
    5.000%, 04/01/18                                        1,000         1,069
  New York State, Ser M, GO,
    FSA Insured
    5.000%, 04/01/15                                        1,000         1,078
                                                                       --------
                                                                          2,147
                                                                       --------
OREGON - 10.3%
  Chemeketa, Community College
    District, ETM, GO, FGIC Insured
    5.500%, 06/01/12                                        1,060         1,147
  Jackson County, Juvenile Services
    Center, GO, FSA Insured
    5.000%, 06/01/10                                        1,000         1,039
  McMinnville, School District No. 40,
    GO, FSA Insured
    5.000%, 06/15/11                                        1,000         1,050
  Portland, Sewer Systems,
    Ser A, RB, FGIC Insured
    Prerefunded @ 100 (A)
    5.000%, 06/01/07                                        1,000         1,001
  Washington County, School District
    Authority, No. 15, GO,
    FSA Insured
    5.000%, 06/15/14                                        1,000         1,077

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

NATIONAL INTERMEDIATE TAX FREE BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
OREGON - (CONTINUED)
  Washington, Multnomah & Yamill
    Counties, School District
    Authority, GO, MBIA Insured
    5.000%, 06/01/11                                     $  1,000      $  1,049
  Yamhill County, School District
    Authority, No. 29J, GO,
    FGIC Insured
    5.250%, 06/15/16                                        1,000         1,108
                                                                       --------
                                                                          7,471
                                                                       --------
PENNSYLVANIA - 3.2%
  Pennsylvania State, First Ser,
    GO, MBIA Insured
    5.000%, 06/01/09                                        1,100         1,129
  Pennsylvania State, Second Ser, GO
    5.250%, 10/01/09                                        1,155         1,196
                                                                       --------
                                                                          2,325
                                                                       --------
TENNESSEE - 1.4%
  Johnson City, Water & Sewer
    System, GO, FGIC Insured
    5.250%, 06/01/08                                        1,000         1,016
                                                                       --------
TEXAS - 5.4%
  Houston, Texas Utility System
    Revenue, First Lien, Ser A,
    RB, FSA Insured
    5.250%, 11/15/17                                        1,000         1,113
  Lamar, Consolidated Independant
    School District, Schoolhouse,
    GO, PSF Insured (B)
    5.000%, 02/15/17                                          500           542
  San Antonio, Water Revenue, RB,
    FGIC Insured
    5.000%, 05/15/17                                        1,000         1,089
  Texas State, University
    Systems, Revenue Financing
    System,
    RB, FSA Insured
    Prerefunded @ 100 (A)
    4.800%, 03/15/10                                        1,170         1,205
                                                                       --------
                                                                          3,949
                                                                       --------
UTAH - 2.2%
  Utah State, Board Regents
    Auxiliary & Campus Facilities Revenue,
    Ser A, RB, MBIA Insured
    Callable 04/01/15 @ 100
    5.000%, 04/01/17                                        1,500         1,609
                                                                       --------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
VIRGINIA - 1.4%
  Virginia State, Northern
    Virginia Transportation
    Board, Ser A, RB Callable
    06/22/07 @ 100.50
    5.000%, 05/15/08                                     $  1,000      $  1,012
                                                                       --------
WASHINGTON - 15.4%
  King & Snohomish Counties,
    School District Authority,
    GO, FGIC Insured
    Callable 12/01/07 @ 100
    5.250%, 12/01/09                                        1,125         1,135
  King & Snohomish Counties,
    School District Authority,
    GO, FGIC Insured
    Prerefunded @ 100 (A)
    5.250%, 12/01/07                                        1,000         1,009
  King County III, Lease Revenue
    Authority, King Street Center
    Project, RB, MBIA Insured
    Prerefunded @ 101 (A)
    5.000%, 06/01/07                                        1,000         1,011
  King County, School District
    No. 408, GO, AMBAC Insured
    6.000%, 12/01/08                                        1,000         1,035
  King County, School District
    No. 410, GO, FGIC Insured
    5.500%, 12/01/10                                        1,285         1,361
  Pierce County, GO, AMBAC
    Insured Callable 08/01/15 @ 100
    5.125%, 08/01/16                                        1,375         1,494
  Seattle, Limited Tax, Ser B,
    ETM, GO
    5.500%, 03/01/11                                           65            69
  Seattle, Limited Tax, Ser B, GO
    5.500%, 03/01/11                                        1,935         2,057
  Seattle, Municipal Light &
    Power Revenue Authority, Ser B,
    RB, MBIA Insured
    Callable 06/01/08 @ 101
    4.750%, 06/01/09                                        1,000         1,021
  Skagit County, School District
    No. 103, GO, FGIC Insured
    6.250%, 12/01/07                                        1,000         1,014
                                                                       --------
                                                                         11,206
                                                                       --------
WISCONSIN - 2.8%
  Milwaukee, Metropolitan Sewage
    District, Ser A, GO
    5.500%, 10/01/08                                        2,000         2,048
                                                                       --------
  TOTAL MUNICIPAL BONDS
    (Cost $70,706)                                                       71,796
                                                                       --------

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

NATIONAL INTERMEDIATE TAX FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY (C) - 0.6%
--------------------------------------------------------------------------------
  BlackRock Liquidity Funds
    California Money Market, 3.62%                        451,921      $    452
                                                                       --------
  TOTAL REGULATED INVESTMENT COMPANY
    (Cost $452)                                                             452
                                                                       --------

TOTAL INVESTMENTS - 99.4% +
  (Cost $71,158)                                                         72,248
                                                                       --------

Other Assets & Liabilities - 0.6%                                           469
                                                                       --------

NET ASSETS - 100.0%                                                    $ 72,717
                                                                       ========

--------------------------------------------------------------------------------

(A)   PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B)   SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
(C)   RATE SHOWN IS THE 7-DAY YIELD AS OF APRIL 30, 2007.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
PSF -- PRIORITY SOLIDARITY FUND
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $71,158 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,222 (000) AND $(132) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 39.6%
--------------------------------------------------------------------------------
FHLMC
    6.000%, 04/01/14                                     $    119      $    121
    5.500%, 07/01/15                                        1,183         1,188
FHLMC 7 Year Ballon
    3.500%, 08/01/10                                           73            70
FHLMC Gold
    6.000%, 01/01/13                                          302           307
    6.000%, 09/01/13                                           65            66
    6.000%, 05/01/14                                          757           770
    6.000%, 07/01/14                                          399           406
    6.000%, 10/01/16                                          301           306
    6.000%, 04/01/17                                        1,008         1,026
    5.500%, 03/01/17                                          298           299
    5.500%, 12/01/17                                           28            29
    5.500%, 02/01/18                                          312           314
    5.500%, 11/01/18                                           27            27
    5.000%, 10/01/18                                          835           825
FHLMC, ARM
    4.765%, 03/01/35                                          599           599
    4.555%, 01/01/34                                          997           991
FHLMC, CMO REMIC, Ser 2722, Cl PA
    4.000%, 02/15/21                                          240           238
FHLMC, CMO REMIC, Ser 2734, Cl JC
    3.500%, 11/15/23                                          105           103
FHLMC, CMO REMIC, Ser 2743, Cl NL
    3.000%, 05/15/23                                          391           384
FHLMC, CMO REMIC, Ser 2836, Cl QC
    5.000%, 09/15/22                                          349           348
FHLMC, CMO REMIC, Ser 2844, Cl PQ
    5.000%, 05/15/23                                          280           279
FNMA
    8.000%, 06/01/30                                            9            10
    8.000%, 11/01/30                                            5             6
    6.500%, 06/01/16                                          134           137
    6.500%, 07/01/16                                           96            98
    6.500%, 11/01/16                                           88            90
    6.500%, 01/01/17                                           90            92
    6.500%, 02/01/17                                           35            36
    6.500%, 04/01/17                                          125           128
    6.500%, 07/01/17                                          105           107
    6.000%, 04/01/16                                          471           480
    6.000%, 05/01/16                                        1,235         1,257
    6.000%, 06/01/16                                           59            60
    6.000%, 08/01/16                                           99           101
    6.000%, 10/01/16                                          236           240
    5.500%, 07/01/14                                          467           469
    5.500%, 09/01/14                                          727           731
    5.500%, 08/01/15                                        1,533         1,540
    5.500%, 12/01/16                                          124           125
    5.500%, 01/01/17                                          912           916
    5.500%, 09/01/17                                          934           937
    5.500%, 10/01/17                                          181           181

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
FNMA -- (continued)
    5.500%, 11/01/17                                     $    325      $    326
    5.500%, 12/01/17                                          174           174
    5.500%, 02/01/18                                           21            21
    5.500%, 04/01/18                                           44            44
    5.500%, 10/01/18                                           59            59
    5.000%, 07/01/14                                          110           109
    5.000%, 05/01/18                                           51            50
    5.000%, 06/01/18                                          192           189
FNMA, ARM
    5.646%, 08/01/27                                           56            57
    3.549%, 09/01/33                                          466           462
FNMA, CMO REMIC, Ser 45, Cl NM
    4.500%, 06/25/24                                          480           475
GNMA, CMO REMIC, Ser 25, Cl AC
    3.377%, 01/16/23                                        1,395         1,353
GNMA, CMO REMIC, Ser 51, Cl A
    4.145%, 02/16/18                                          296           290
GNMA, CMO REMIC, Ser 77, Cl A
    3.402%, 03/16/20                                          691           673
                                                                       --------
  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
    OBLIGATIONS
    (Cost $20,722)                                                       20,719
                                                                       --------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 25.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 3.0%
  Comcast Cable Communication
    6.200%, 11/15/08                                          300           304
  News America Holdings
    7.375%, 10/17/08                                          450           462
  Time Warner Entertainment
    7.250%, 09/01/08                                          300           307
  Wal-Mart Stores
    6.875%, 08/10/09                                          500           520
                                                                       --------
                                                                          1,593
                                                                       --------
CONSUMER STAPLE - 0.7%
  Kellogg
    2.875%, 06/01/08                                          350           341
                                                                       --------
FINANCIALS - 12.5%
  Associates
    6.250%, 11/01/08                                           40            41
  Bank of America
    5.875%, 02/15/09                                        1,000         1,014
  Bank One
    6.000%, 08/01/08                                          350           353

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
  Caterpillar Financial
    Services, MTN, Ser F
    3.700%, 08/15/08                                     $    450      $    441
  CIT Group
    4.000%, 05/08/08                                          300           296
  Citigroup
    6.200%, 03/15/09                                        1,000         1,020
  General Electric Capital,
    MTN, Ser A
    4.250%, 01/15/08                                          500           496
  Golden West Financial
    4.125%, 08/15/07                                          205           204
  HSBC Bank USA
    3.875%, 09/15/09                                        1,000           973
  John Deere Capital, MTN
    3.375%, 10/01/07                                          300           298
  John Hancock Financial Services
    5.625%, 12/01/08                                          204           205
  U.S. Bancorp
    6.875%, 09/15/07                                          227           228
  Wachovia
    3.625%, 02/17/09                                        1,000           975
                                                                       --------
                                                                          6,544
                                                                       --------

FOREIGN GOVERNMENT - 1.0%
  Quebec Province
    5.000%, 07/17/09                                          500           501
                                                                       --------
HEALTH CARE - 0.9%
  United Health Group
    3.300%, 01/30/08                                          500           492
                                                                       --------
INDUSTRIAL - 0.5%
  Raytheon
    6.750%, 08/15/07                                          250           251
                                                                       --------
INFORMATION TECHNOLOGY - 1.0%
  International Business Machines
    5.375%, 02/01/09                                          500           503
                                                                       --------
TELECOMMUNICATIONS - 1.9%
  AT&T
    4.125%, 09/15/09                                          500           489
  Sprint Capital
    6.125%, 11/15/08                                          500           506
                                                                       --------
                                                                            995
                                                                       --------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - 3.9%
  Carolina Power & Light
    5.950%, 03/01/09                                     $    500      $    507
  Consolidated Edison of New York,
    Ser 98-A
    6.250%, 02/01/08                                          300           302
  Dominion Resources
    4.125%, 02/15/08                                          350           347
  MidAmerican Energy
    Holdings, Ser B
    7.520%, 09/15/08                                          500           514
  Ohio Edison
    4.000%, 05/01/08                                          400           395
                                                                       --------
                                                                          2,065
                                                                       --------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $13,302)                                                       13,285
                                                                       --------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 15.9%
--------------------------------------------------------------------------------
  Bank One Issuance Trust, Ser
    2003-A9, Cl A9
    3.860%, 06/15/11                                        1,000           983
  Bear Stearns Commercial Mortgage
    CMO, Ser 2001-TOP4, Cl A1
    5.060%, 11/15/16                                          343           341
  CenterPoint Energy Transition
    Bond Co. II, Ser A-1
    4.840%, 02/01/09                                          360           359
  Citibank Credit Card Issuance
    Trust, Ser 2003-A3, Cl A3
    3.100%, 03/10/10                                          705           692
  Citibank Credit Card Issuance
    Trust, Ser 2004-A4, Cl A4
    3.200%, 08/24/09                                          200           199
  Citibank Credit Card Master
    Trust, Ser 1999-2, Cl A
    5.875%, 03/10/11                                        1,500         1,522
  Comed Transitional Funding
    Trust, Ser 1998-1, Cl A6
    5.630%, 06/25/09                                           54            54
  Comed Transitional Funding
    Trust, Ser 1998-1, Cl A7
    5.740%, 12/25/10                                          500           502
  MBNA Credit Card Master Note
    Trust, Ser 2000-L, Cl A
    6.500%, 04/15/10                                          710           715
  MBNA Credit Card Master Note
    Trust, Ser 2003-A11, Cl A11
    3.650%, 03/15/11                                          725           711

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
  MBNA Credit Card Master Note
    Trust, Ser 2005-A7, Cl A7
    4.300%, 02/15/11                                     $    590      $    584
  Peco Energy Transition Trust,
    Ser A, Cl A-1
    6.520%, 12/31/10                                          500           522
  PG&E Energy Recovery Funding
    Trust, Ser 2005-1, Cl A2
    3.870%, 06/25/11                                          548           540
  TXU Electric Delivery Transition
    Trust, Ser 2004-1, Cl A1
    3.520%, 11/15/11                                          284           279
  Washington Mutual CMO,
    Ser 2005-8, Cl 1A8
    5.500%, 10/25/35                                          321           320
                                                                       --------
  TOTAL ASSET-BACKED SECURITIES
    (Cost $8,332)                                                         8,323
                                                                       --------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.6%
--------------------------------------------------------------------------------
  FHLMC
    5.000%, 09/16/08                                        2,000         2,001
  FNMA
    6.000%, 05/15/08                                        2,000         2,018
    3.875%, 07/15/08                                        1,000           987
  FNMA (A)
    6.375%, 06/15/09                                        1,000         1,031
                                                                       --------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $6,053)                                                         6,037
                                                                       --------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 3.4%
--------------------------------------------------------------------------------
  U.S. Treasury Inflation Index
    Note (A)
    3.875%, 01/15/09                                        1,238         1,279
  U.S. Treasury Note (A)
    3.000%, 11/15/07                                          500           495
                                                                       --------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $1,802)                                                         1,774
                                                                       --------
--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 9.3%
--------------------------------------------------------------------------------
  Credit Suisse First Boston
    5.100%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $3,303,919 (collateralized by a
    U.S. Treasury obligation, par
    value $3,200,000, 5.125%,
    05/15/16, with total market value
    $3,374,468)                                          $  3,303      $  3,303
  Lehman Brothers (B)
    5.363%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $1,580,532 (collateralized by an
    asset-backed obligation, par value
    $1,609,249, 5.010%, 02/25/11,
    with total market value
    $1,611,903)                                             1,580         1,580
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $4,883)                                                         4,883
                                                                       --------
TOTAL INVESTMENTS - 105.2% +
  (Cost $55,094)                                                         55,021
                                                                       --------
Other Assets & Liabilities - (5.2)%                                      (2,708)
                                                                       --------
NET ASSETS - 100.0%                                                    $ 52,313
                                                                       ========

--------------------------------------------------------------------------------

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2007 IS $1,580,296.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

+ AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $55,094
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $128
      (000) AND $(201) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.5%
--------------------------------------------------------------------------------
CALIFORNIA - 86.8%
  ABAG, Multi-Family Housing
    Finance Authority, Non-Profit,
    Episcopal Homes Foundation,
    COP (A) (B) (C)
    3.850%, 02/01/25                                     $  5,550      $  5,550
  Alameda County, Industrial
    Development Authority Revenue,
    Ettore Products Company Project,
    Ser A, RB, AMT (A) (B) (C)
    3.960%, 12/01/30                                        4,000         4,000
  California Department of Water,
    TECP (C)
    3.620%, 05/16/07                                        4,862         4,862
  California Infrastructure &
    Economic Development, Ser B,
    RB, AMBAC Insured (A) (B)
    4.050%, 04/01/42                                       11,550        11,550
  California School Cash Reserve
    Program, Ser A, TRAN (C)
    3.500%, 07/06/07                                        5,000         5,009
  California State, Community
    College Financing Authority,
    Ser A, TRAN, FSA Insured
    4.500%, 06/29/07                                        4,500         4,506
  California State, Department
    of Water & Power, Ser C-11,
    RB (A) (B) (C)
    3.820%, 05/01/22                                        4,200         4,200
  California State, Department
    of Water & Power, Ser C-18,
    RB (A) (B) (C)
    3.870%, 05/01/22                                       19,000        19,000
  California State, Department
    of Water & Power, Ser G-3,
    RB, FSA Insured (A) (B) (C)
    3.850%, 05/01/16                                        6,600         6,600
  California State, Department
    of Water & Power, Ser G-6,
    RB, FSA Insured (A) (B) (C)
    3.800%, 05/01/17                                        2,600         2,600
  California State, Educational
    Facilities Authority, California
    Institute of Technology, RB (A) (B)
    3.830%, 01/01/24                                       19,000        19,000
  California State, Educational
    Facilities Authority, Pomona
    College, Ser B, RB (A) (B)
    3.850%, 07/01/54                                        2,500         2,500
  California State, Pollution
    Control Financing Authority,
    Pacific Gas & Electric Project,
    Ser C, RB (A) (B) (C)
    4.000%, 11/01/26                                       10,150        10,150
  California State, Ser B-1,
    GO (A) (B) (C)
    3.860%, 05/01/40                                       16,050        16,050

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
CALIFORNIA - (CONTINUED)
  California State, Ser B-5,
    GO (A) (B) (C)
    3.780%, 05/01/40                                     $ 10,800      $ 10,800
  California State, Ser B-7,
    GO (A) (B) (C)
    4.000%, 05/01/40                                        3,400         3,400
  California Statewide, Communities
    Development Authority, Ser A-1,
    TRAN, FSA Insured
    4.500%, 06/29/07                                       10,000        10,014
  California Statewide, Communities
    Development Authority, Sweep
    Loan Program, Ser A, TRAN
    3.870%, 08/01/35                                       10,300        10,300
  California Statewide, Communities
    Development Authority, Westgate
    Pasadean Apartments, Ser G,
    TRAN, AMT
    3.950%, 04/01/42                                        5,000         5,000
  East Bay, TECP (C)
    3.640%, 08/10/07                                        4,000         4,000
  Irvine County, Improvement Bond
    Act of 1915, Special Public
    Assessment District #85-7-I,
    FSA Insured (A) (B) (C)
    3.800%, 09/02/11                                       15,210        15,210
  Irvine, Public Facilities &
    Infrastructure Authority,
    Capital Improvement Project,
    RB (A) (B) (C)
    3.800%, 11/01/10                                       21,200        21,200
  Los Angeles County, Regional
    Parks & Open Spaces, Ser A,
    RB (B)
    5.000%, 10/01/19                                        3,635         3,693
  Los Angeles County, Ser A, TRAN
    4.500%, 06/29/07                                        2,900         2,905
  Los Angeles, TECP (C)
    3.530%, 05/04/07                                        6,000         6,000
  Los Angeles, Waste Water
    Authority, Sub-Ser A, RB,
    FGIC Insured (A) (B)
    3.820%, 12/01/31                                        6,000         6,000
  Metropolitan, Water District
    of Southern California, Ser C,
    RB (A) (B) (C)
    3.840%, 07/01/28                                        9,900         9,900
  North California Transportation,
    TECP (C)
    3.530%, 06/06/07                                       11,800        11,800
  Northern California, Ore
    Transmission, Ser A, RB,
    FSA Insured (A) (B)
    3.800%, 05/01/24                                        6,005         6,005
  Northern California, Power Agency
    Revenue, Hydroelectric, Ser 1-B,
    RB, MBIA Insured (A) (B)
    3.800%, 07/01/23                                       14,550        14,550

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
CALIFORNIA - (CONTINUED)
  Oakland, Capital Equipment
    Project, COP (A) (B) (C)
    3.800%, 12/01/15                                     $  8,500      $  8,500
  Ontario, Multi-Family Housing
    Authority, Residential Park
    Centre Project, RB,
    FHLMC Insured (A) (B) (C)
    3.850%, 12/01/35                                       23,500        23,500
  Orange County, Apartment
    Development Revenue,
    WLCO LF Partners, Ser G-1,
    RB, FNMA Insured (A) (B) (C)
    3.850%, 11/15/28                                        4,100         4,100
  Orange County, Apartment
    Development Revenue,
    WLCO LF Partners, Ser G-2,
    RB, FNMA Insured (A) (B) (C)
    3.850%, 11/15/28                                        1,000         1,000
  Orange County, Special Financing
    Authority, Ser B, RB,
    AMBAC Insured (A) (B) (C)
    3.850%, 11/01/14                                        1,600         1,600
  Orange County, Special Financing
    Authority, Teeter Plan, Ser C, RB,
    AMBAC Insured (A) (B) (C)
    3.850%, 11/01/14                                        1,000         1,000
  Orange County, Special Financing
    Authority, Teeter Plan, Ser D, RB,
    AMBAC Insured (A) (B) (C)
    3.850%, 11/01/14                                          745           745
  Oxnard, Financing Authority
    Lease Revenue, Ser B, RB,
    AMBAC Insured (A) (B)
    3.850%, 06/01/33                                        3,900         3,900
  Oxnard, Multi-Family Housing
    Authority, Seawind Apartments
    Projects, Ser A, RB, AMT,
    FNMA Insured (A) (B) (C)
    3.960%, 12/01/20                                        3,175         3,175
  Redondo Beach, Multi-Family
    Housing Authority, McCandless
    Senior Housing Project,
    Ser A, RB (A) (B) (C)
    3.930%, 12/01/25                                        6,890         6,890
  Riverside County, Public Facilities
    Authority, Ser A, COP (A) (B) (C)
    3.770%, 12/01/15                                        1,200         1,200
  Riverside County, Public Facilities
    Authority, Ser B, COP (A) (B) (C)
    3.780%, 12/01/15                                        3,250         3,250
  Riverside County, TECP (C)
    3.450%, 05/09/07                                        5,000         5,000
  Riverside Teeter, TECP (C)
    3.600%, 07/19/07                                        6,000         6,000
  Sacramento, City Financing
    Authority, Ser G, RB,
    AMBAC Insured (A) (B) (C) (D)
    3.930%, 05/01/16                                        5,700         5,700

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
CALIFORNIA - (CONTINUED)
  Sacramento, Unified School
    District, COP, FSA Insured
    (A) (B) (C)
    3.800%, 03/01/31                                     $  5,250      $  5,250
  San Diego Water, TECP (C)
    3.600%, 06/12/07                                        2,000         2,000
  San Francisco City & County,
    Multi-Family Housing, Orlando
    Cepeda Place, Ser D, AMT,
    RB (A) (B) (C)
    3.960%, 11/01/33                                       12,525        12,525
  San Francisco City & County,
    Redevelopment Authority, Carter
    Terrace Apartments, Ser B, RB,
    AMT (A) (B) (C)
    3.960%, 03/01/36                                        5,175         5,175
  San Francisco City & County,
    Redevelopment Authority,
    Fillmore Housing Center
    Project, Ser A-1, RB,
    FHLMC Insured (A) (B) (C)
    3.880%, 12/01/17                                       11,900        11,900
  San Francisco City & County,
    Redevelopment Authority, Leland
    Polk Senior Community, Ser A,
    RB, AMT (A) (B) (C)
    3.960%, 12/01/19                                        4,190         4,190
  San Gabriel Valley, TECP (C)
    3.530%, 05/04/07                                        3,100         3,100
  San Jose, Multi-family Housing
    Revenue, Raintree Apartments,
    Ser A, RB, AMT, FHLMC Insured
    (A) (B) (C)
    3.960%, 02/01/38                                       10,600        10,600
  San Mateo, Unified High School
    District, Facilities Bridge Funding,
    COP, FSA Insured (A) (C)
    3.820%, 09/01/34                                       17,695        17,695
  Simi Valley, Multi-Family Housing
    Authority, Lincoln Wood Ranch,
    RB, FHLMC Insured (A) (B) (C)
    3.850%, 06/01/10                                        3,500         3,500
  University of California, TECP
    3.570%, 05/18/07                                       11,700        11,700
    3.530%, 05/24/07                                        6,600         6,600
    3.530%, 07/11/07                                       10,000        10,000
  Ventura County, TRAN
    4.500%, 07/02/07                                        6,000         6,008
  Vernon, Natural Gas Financing
    Authority, Vernon Gas
    Project, Ser B, RB,
    MBIA Insured (A) (B) (C)
    3.850%, 08/01/21                                        8,485         8,485
                                                                       --------
                                                                        450,642
                                                                       --------

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                      Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
LOUISIANA - 3.1%
  Calcasieu Parish, Land
    Development, Citgo Petroleum
    Corp Project, RB, AMT (A) (B) (C)
    4.130%, 07/01/26                                     $  6,000      $  6,000
    4.130%, 12/01/24                                       10,200        10,200
                                                                       --------
                                                                         16,200
                                                                       --------
SOUTH CAROLINA - 2.4%
  Florence County, Solid Waste,
    Roche Carolina Inc., RB,
    AMT (A) (B) (C)
    4.130%, 04/01/27                                        7,375         7,375
    4.130%, 04/01/28                                        4,750         4,750
                                                                       --------
                                                                         12,125
                                                                       --------
TEXAS - 6.2%
  Gulf Coast, Industrial Development
    Authority, Citgo Petroleum Corp
    Project, RB, AMT (A) (B) (C)
    4.130%, 04/01/26                                        9,900         9,900
    4.130%, 04/01/29                                        8,000         8,000
    4.130%, 02/01/32                                       14,375        14,375
                                                                       --------
                                                                         32,275
                                                                       --------
  TOTAL MUNICIPAL BONDS
    (Cost $511,242)                                                     511,242
                                                                       --------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANIES (E) - 0.0%
--------------------------------------------------------------------------------
  BlackRock Liquidity Funds
    California Money Market, 3.62%                         98,091            98
  Goldman Sachs ILA Tax-Exempt
    California Portfolio, 3.43%                             6,450             6
                                                                       --------
  TOTAL REGULATED INVESTMENT COMPANIES
    (Cost $104)                                                             104
                                                                       --------
TOTAL INVESTMENTS - 98.5% +
  (Cost $511,346)                                                       511,346
                                                                       --------
Other Assets & Liabilities - 1.5%                                         8,049
                                                                       --------
NET ASSETS - 100.0%                                                    $519,395
                                                                       ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2007.
(B) PUT AND DEMAND FEATURE. THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) SECURITY IS SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF APRIL 30, 2007, WAS $5,700 (000) AND REPRESENTED 1.1% OF NET ASSETS.
(E)   RATE SHOWN IS THE 7-DAY YIELD AS OF APRIL 30, 2007.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATES OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TECP -- TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER - DISCOUNTED * - 61.3%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 22.5%
  Aquifer Funding LLC (A)
    5.318%, 05/03/07                                    $  75,000    $   74,978
    5.318%, 05/04/07                                       55,000        54,976
  Bavaria Universal Funding Corp. (A)
    5.314%, 05/21/07                                       60,000        59,824
    5.346%, 07/16/07                                       70,000        69,220
  Greyhawk Funding LLC (A)
    5.345%, 05/09/07                                       58,670        58,602
    5.308%, 05/18/07                                       80,000        79,801
  Quatro-PMX Funding Corp. (A)
    5.532%, 05/04/07                                       20,000        19,991
    5.323%, 05/10/07                                       70,000        69,907
    5.313%, 05/23/07                                       48,014        47,859
  Rhineland Funding Capital Corp. (A)
    5.351%, 05/14/07                                       71,000        70,865
    5.358%, 05/17/07                                       23,616        23,560
    5.333%, 05/29/07                                       45,000        44,814
                                                                     ----------
                                                                        674,397
                                                                     ----------
ASSET-BACKED SECURITY - TRADE RECEIVABLES - 15.7%
  Apreco LLC (A)
    5.304%, 06/08/07                                       50,000        49,722
  Cedar Springs Capital Co. LLC (A)
    5.312%, 05/11/07                                       25,000        24,963
    5.332%, 06/13/07                                       75,000        74,529
    5.330%, 07/19/07                                       30,000        29,654
  Compass Securitization LLC (A)
    5.303%, 05/25/07                                      100,000        99,648
  Concord Minutemen Capital Co.,
    Ser A (A)
    5.308%, 05/14/07                                       50,000        49,905
  Crown Point Capital Co. LLC (A)
    5.310%, 07/25/07                                      101,353       100,099
  Legacy Capital LLC (A)
    5.302%, 05/22/07                                       41,616        41,488
                                                                     ----------
                                                                        470,008
                                                                     ----------
AUTOMOTIVE - 2.5%
  Robert Bosch Finance Corp. (A)
    5.320%, 05/01/07                                       76,600        76,600
                                                                     ----------
                                                                         76,600
                                                                     ----------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER - DISCOUNTED * - (CONTINUED)
--------------------------------------------------------------------------------
BANKING - 15.6%
  Bavaria TRR Corp., Guarantee:
    Bayersche Hypo Vereinsbank (A)
    5.313%, 05/25/07                                    $ 140,000    $  139,506
  Old Slip Funding Corp. (A)
    5.301%, 05/29/07                                       57,000        56,766
  PB Finance (Delaware)
    5.329%, 05/07/07                                       90,000        89,921
    5.336%, 05/17/07                                       40,730        40,635
  Ticonderoga Funding LLC,
    Guarantee: Bank of America (A)
    5.307%, 05/01/07                                       90,000        90,000
    5.299%, 05/31/07                                       50,000        49,780
                                                                     ----------
                                                                        466,608
                                                                     ----------
FINANCIAL SERVICES - 4.5%
  Countrywide Financial Corp.
    5.350%, 05/01/07                                      135,000       135,000
                                                                     ----------
                                                                        135,000
                                                                     ----------
INSURANCE - 0.5%
  Aquinas Funding LLC,
     Guarantee: MBIA (A)
    5.319%, 05/02/07                                       14,191        14,189
                                                                     ----------
                                                                         14,189
                                                                     ----------
  TOTAL COMMERCIAL PAPER - DISCOUNTED
    (Cost $1,836,802)                                                 1,836,802
                                                                     ----------
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEE - 14.9%
--------------------------------------------------------------------------------
  Barclays Bank Plc NY
    5.300%, 07/02/07                                      100,000       100,000
    5.300%, 07/20/07                                       30,000        30,000
  Calyon NY
    5.316%, 06/25/07                                       50,000        50,001
  Credit Suisse NY
    5.300%, 07/26/07                                       75,000        75,000
  Natixis NY
    5.420%, 01/25/08                                       50,000        50,000
  Norinchukin Bank NY
    5.365%, 05/10/07                                       60,000        60,000
    5.320%, 07/26/07                                       80,000        80,000
                                                                     ----------
  TOTAL CERTIFICATES OF DEPOSIT - YANKEE
    (Cost $445,001)                                                     445,001
                                                                     ----------

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - 7.7%
--------------------------------------------------------------------------------
BANKING - 3.0%
  Nationwide Building
    Society (A) (B) (C)
    5.430%, 04/28/08                                    $  50,000    $   50,000
    5.370%, 04/04/08                                       40,000        40,000
                                                                     ----------
                                                                         90,000
                                                                     ----------
BROKERAGE - 1.7%
  Morgan Stanley & Co. (B) (C)
    5.410%, 03/26/08                                       50,000        50,000
                                                                     ----------
                                                                         50,000
                                                                     ----------
INSURANCE - 0.2%
  Meridian Funding Co. LLC,
    Guarantee: MBIA (A) (B) (C) (D)
    5.470%, 04/28/08                                        6,380         6,380
                                                                     ----------
                                                                          6,380
                                                                     ----------
MULTIPLE INDUSTRY - 2.8%
  General Electric Capital Corp. (B)
    5.445%, 07/09/07                                       60,000        60,000
    5.445%, 10/17/07                                       24,000        24,000
                                                                     ----------
                                                                         84,000
                                                                     ----------
  TOTAL CORPORATE OBLIGATIONS (MEDIUM TERM NOTES)
    (Cost $230,380)                                                     230,380
                                                                     ----------
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - DOMESTIC - 7.3%
--------------------------------------------------------------------------------
  Charter One Bank N.A.
    5.320%, 05/29/07                                       35,000        35,000
  Citibank N.A.
    5.310%, 05/18/07                                       35,000        35,000
    5.300%, 07/24/07                                       90,000        90,000
  Citizens Bank of Massachusetts
    5.320%, 05/09/07                                       60,000        60,000
                                                                     ----------
  TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
    (Cost $220,000)                                                     220,000
                                                                     ----------
--------------------------------------------------------------------------------
BANK NOTE - 2.7%
--------------------------------------------------------------------------------
  Harris N.A.
    5.300%, 07/19/07                                       80,000        80,000
                                                                     ----------
  TOTAL BANK NOTE
    (Cost $80,000)                                                       80,000
                                                                     ----------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER - INTEREST BEARING - 1.7%
--------------------------------------------------------------------------------
BROKERAGE - 1.7%
  Goldman Sachs Group Inc. (A) (D)
    5.350%, 01/07/08                                    $  50,000    $   50,000
                                                                     ----------
    TOTAL COMMERCIAL PAPER - INTEREST BEARING
    (Cost $50,000)                                                       50,000
                                                                     ----------

--------------------------------------------------------------------------------
EURO TIME DEPOSIT - 1.7%
--------------------------------------------------------------------------------
  Wells Fargo Bank N.A.
    5.281%, 05/01/07                                       50,000        50,000
                                                                     ----------
  TOTAL EURO TIME DEPOSIT
    (Cost $50,000)                                                       50,000
                                                                     ----------
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (B) (E) (F) - 1.3%
--------------------------------------------------------------------------------
BANKING - 0.7%
  Alaska State, Four Dam
    Pool, Ser B, RB
    5.350%, 07/01/26                                        7,600         7,600
  Holland-Sheltair Av Funding
    5.320%, 05/01/35                                        7,645         7,645
  New Belgium Brewery Co.
    5.500%, 07/01/15                                        2,320         2,320
  Washington State, Housing
    Finance Community,
    Multi-Family Housing, The
    Lodge at Eagle Ridge,
    Ser B, RB
    5.340%, 08/01/41                                        4,065         4,065
                                                                     ----------
                                                                         21,630
                                                                     ----------
INSURANCE - 0.6%
  Connecticut State, Housing
    Finance Authority, RB
    5.300%, 11/15/16                                        4,400         4,400
  North Carolina State,
    Education Assistance
    Authority, Student Loan,
    Ser A-5, RB
    5.320%, 09/01/35                                        4,350         4,350
  San Jose, California,
    Financing Authority Lease
    Revenue, Hayes Mansion
    Phase B, RB
    5.350%, 07/01/24                                        8,000         8,000
                                                                     ----------
                                                                         16,750
                                                                     ----------
  TOTAL VARIABLE RATE DEMAND NOTES
    (Cost $38,380)                                                       38,380
                                                                     ----------

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.3%
--------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC
    5.100%, dated 04/30/07,
    matures on 05/01/07,
    repurchase price $39,461,299
    (collateralized by a U.S.
    Treasury obligation, par
    value $40,490,000, 0.000%,
    04/15/12, total market value
    $40,245,033)                                        $  39,456    $   39,456
                                                                     ----------
  TOTAL REPURCHASE AGREEMENT
    (Cost $39,456)                                                       39,456
                                                                     ----------

TOTAL INVESTMENTS - 99.9% +
  (Cost $2,990,019)                                                   2,990,019
                                                                     ----------

Other Assets & Liabilities - 0.1%                                         2,269
                                                                     ----------
NET ASSETS - 100.0%                                                  $2,992,288
                                                                     ==========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY.

(A) SECURITY IS SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2007, WAS $1,717,626 (000) AND REPRESENTED 57.4% OF NET ASSETS.
(B) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2007.
(C) EXTENDABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH PRINCIPAL CAN BE RECOVERED.
(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2007 WAS $56,380 (000) AND REPRESENTED 1.9% OF NET ASSETS.
(E) SECURITY IS HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(F) DEMAND FEATURE -- THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

LLC -- LIMITED LIABILITY COMPANY
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
N.A. -- NORTH AMERICA
NY -- NEW YORK
PLC -- PUBLIC LIABILITY COMPANY
RB -- REVENUE BOND
SER -- SERIES

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.2%
--------------------------------------------------------------------------------
  FHLMC
    4.000%, 08/10/07                                     $  1,500      $  1,495
    3.375%, 08/23/07                                        3,500         3,479
  FHLMC (A)
    5.350%, 12/19/07                                       15,000        15,000
  FNMA (A)
    5.300%, 01/08/08                                       25,000        25,000
                                                                       --------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $44,974)                                                     44,974
                                                                       --------

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 8.3%
--------------------------------------------------------------------------------
  California, Milpitas Multi-Family
    Housing Revenue,
    Crossing, Ser A, RB,
    Guarantee: FNMA (B) (C)
    5.320%, 08/15/33                                        4,900         4,900
  California, Sacramento County,
    Multi-Family Housing
    Development Authority,
    Deer Park Apartments, RB,
    Guarantee: FNMA (B) (C)
    5.350%, 07/15/35                                        1,550         1,550
  California, Sacramento County,
    Multi-Family Housing
    Development Authority,
    Natomas, RB,
    Guarantee: FNMA (B) (C)
    5.330%, 04/15/36                                        3,030         3,030
  California, San Francisco,
    City & County Redevelopment,
    Ser D, RB,
    Guarantee: FNMA (B) (C)
    5.320%, 06/15/34                                       12,250        12,250
  California, Simi Valley,
    Multi-Family Housing Revenue,
    Parker Ranch, RB,
    Guarantee: FNMA (B) (C)
    5.350%, 07/15/36                                        1,850         1,850
  California, Statewide Community
    Development, Palms
    Apartments, Ser C, RB,
    Guarantee: FNMA (B) (C)
    5.330%, 05/15/35                                        4,555         4,555
  California, Statewide Community
    Development, Vineyard
    Apartments, Ser W, RB,
    Guarantee: FNMA (B) (C)
    5.330%, 12/01/36                                        3,700         3,700

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
  New York State, Housing
    Finance Agency Revenue,
    North End, Ser B, RB,
    Guarantee: FNMA (B) (C)
    5.310%, 11/15/36                                     $  2,500      $  2,500
  New York State, Housing
    Finance Agency Revenue,
    South Cove, Ser B, RB,
    Guarantee: FHLMC (B) (C)
    5.350%, 11/01/30                                        1,200         1,200
  Pennsylvania, Montgomery
    County, Redevelopment
    Authority, Kingswood
    Apartments, Ser A, RB,
    Guarantee: FNMA (B) (C)
    5.320%, 08/15/31                                        8,105         8,105
  Washington State, Housing
    Finance Authority, Ballard
    Landmark, Ser B, RB,
    Guarantee: FNMA (B) (C)
    5.340%, 12/15/41                                        3,510         3,510
  Washington State, Housing
    Finance Authority, Bridgewood
    Project, Ser B, RB,
    Guarantee: FNMA (B) (C)
    5.340%, 09/01/34                                        3,720         3,720
  Washington State, Housing
    Finance Authority, Ranier
    Court Project, Ser B, RB,
    Guarantee: FNMA (B) (C)
    5.350%, 12/15/36                                        1,450         1,450
                                                                       --------
  TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $52,320)                                                     52,320
                                                                       --------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 84.7%
--------------------------------------------------------------------------------
  Barclays Capital, Inc.
    5.200%, dated 04/30/07,
    matures on 05/01/07, repurchase
    price $30,004,333 (collateralized
    by an agency obligation, par
    value $30,381,000, 5.850%,
    03/06/17, total market value
    $30,600,503)                                           30,000        30,000
  Countrywide Securities Corp.
    5.200%, dated 04/30/07,
    matures on 05/01/07, repurchase
    price $30,004,333 (collateralized
    by an agency obligation, par
    value $30,695,000, 4.500%,
    04/30/09, total market value
    $30,600,152)                                           30,000        30,000

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC
    5.230%, dated 04/30/07,
    matures on 05/01/07, repurchase
    price $30,004,358 (collateralized
    by various agency obligations,
    ranging in par value from
    $13,175,000 - $17,770,000,
    0.000% - 6.250%, 09/14/07-
    03/29/22, total market value
    $30,602,988)                                         $ 30,000      $ 30,000
  Deutsche Bank Securities, Inc.
    5.130%, dated 04/30/07,
    matures on 05/01/07, repurchase
    price $200,028,500 (collateralized
    by various U.S. Treasury
    obligations, ranging in par value
    from $11,454,000 - $71,273,000,
    0.000% - 5.125%, 07/31/08-
    05/15/15, total market value
    $204,000,436)                                         200,000       200,000
  Deutsche Bank Securities, Inc.
    5.230%, dated 04/30/07,
    matures on 05/01/07, repurchase
    price $121,427,451 (collateralized
    by various agency obligations,
    ranging in par value from
    $2,547,000 - $44,105,000,
    3.375% - 6.250%, 10/15/07-
    03/29/22, total market value
    $123,838,722)                                         121,410       121,410
  Goldman Sachs & Co.
    5.190%, dated 04/30/07,
    matures on 05/01/07, repurchase
    price $30,004,325 (collateralized
    by an agency obligation, par value
    $20,133,000, 3.625%, 04/15/28,
    total market value $30,600,040)                        30,000        30,000
  JPMorgan Securities, Inc.
    5.200%, dated 04/30/07,
    matures on 05/01/07, repurchase
    price $30,004,333 (collateralized
    by various agency obligations,
    ranging in par value from $5,000 -
    $4,828,000, 0.000% - 0.000%,
    04/15/08-07/15/28, total market
    value $30,601,221)                                     30,000        30,000
  Lehman Brothers, Inc.
    5.180%, dated 04/30/07,
    matures on 05/01/07, repurchase
    price $30,004,317 (collateralized
    by various agency obligations,
    ranging in par value from
    $3,710,000 - $39,715,000,
    0.000% - 4.250%, 09/26/08-
    09/03/13, total market value
    $30,600,346)                                           30,000        30,000

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  Merrill Lynch Government
    Securities, Inc.
    5.190%, dated 04/30/07, matures
    on 05/01/07, repurchase price
    $30,004,325 (collateralized by
    various agency obligations,
    ranging in par value from $2,000 -
    $26,185,000, 4.375% - 7.125%,
    11/13/08-01/15/38, total market
    value $30,600,687)                                   $30,000       $ 30,000
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $531,410)                                                     531,410
                                                                       --------
TOTAL INVESTMENTS - 100.2% +
  (Cost $628,704)                                                       628,704
                                                                       --------
Other Assets & Liabilities - (0.2)%                                      (1,091)
                                                                       --------
NET ASSETS - 100.0%                                                    $627,613
                                                                       ========

--------------------------------------------------------------------------------

(A)   SECURITY IS CALLABLE @ 100 QUARTERLY.
(B) ADJUSTABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON APRIL 30, 2007.
(C) DEMAND FEATURE -- THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
RB -- REVENUE BOND
SER -- SERIES

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. TREASURY BILLS* - 100.3%
--------------------------------------------------------------------------------
  U.S. Treasury Bills
    5.059%, 05/03/07                                     $155,600      $155,557
    5.150%, 05/10/07                                       50,000        49,938
    4.921%, 05/17/07                                       90,933        90,738
    4.901%, 05/24/07                                      129,675       129,276
    4.977%, 06/21/07                                       75,000        74,483
    5.010%, 07/12/07                                      150,000       148,536
    4.977%, 07/19/07                                       75,000        74,202
                                                                       --------
  TOTAL U.S. TREASURY BILLS
    (Cost $722,730)                                                     722,730
                                                                       --------
TOTAL INVESTMENTS - 100.3% +
  (Cost $722,730)                                                       722,730
                                                                       --------
Other Assets & Liabilities - (0.3)%                                      (1,885)
                                                                       --------
NET ASSETS - 100.0%                                                    $720,845
                                                                       ========

--------------------------------------------------------------------------------

* RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF
      PURCHASE.

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                       HighMark Funds


By (Signature and Title)*          /s/ Earle A. Malm II
                                   -----------------------------------
                                   Earle A. Malm II, President

Date:  June 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Earle A. Malm II
                                   -----------------------------------
                                   Earle A. Malm II, President

Date:  June 21, 2007


By (Signature and Title)*          /s/ Jennifer E. Spratley
                                   -----------------------------------
                                   Jennifer E. Spratley, Chief Financial Officer

Date:  June 21, 2007


* Print the name and title of each signing officer under his or her signature.